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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                  FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES


Investment Company Act file number:                    811-09439

Exact name of registrant as specified in charter:      Strategic Partners
                                                       Style Specific Funds

Address of principal executive offices:                Gateway Center 3
                                                       100 Mulberry Street
                                                       Newark, New Jersey 07102

Name and address of agent for service:                 Lori Bostrom
                                                       Gateway Center 3
                                                       100 Mulberry Street
                                                       Newark, New Jersey 07102

Registrant's telephone number, including area code:    973-367-1495

Date of fiscal year end:                               July 31, 2003

Date of reporting period:                              July 31, 2003



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Item 1 - Reports to Stockholders

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                                             Annual Report July 31, 2003

STRATEGIC PARTNERS
STYLE SPECIFIC FUNDS             (LOGO)

STRATEGIC PARTNERS
LARGE CAPITALIZATION GROWTH FUND
Objective: Seeks Long-Term Capital Appreciation

STRATEGIC PARTNERS
LARGE CAPITALIZATION VALUE FUND
Objective: Seeks Total Return Consisting of Capital
Appreciation and Dividend Income

STRATEGIC PARTNERS
SMALL CAPITALIZATION GROWTH FUND
Objective: Seeks Maximum Capital Appreciation

STRATEGIC PARTNERS
SMALL CAPITALIZATION VALUE FUND
Objective: Seeks Above-Average Capital Appreciation

STRATEGIC PARTNERS
INTERNATIONAL EQUITY FUND
Objective: Seeks Capital Appreciation

STRATEGIC PARTNERS
TOTAL RETURN BOND FUND
Objective: Seeks Total Return Consisting of Current
Income and Capital Appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The views expressed in this report and information about the Funds' portfolio holdings are for the period covered by this report and are subject to change thereafter.

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STRATEGIC PARTNERS
STYLE SPECIFIC FUNDS         (LOGO)

TABLE OF CONTENTS

Letter from the President of Strategic Partners Style Specific Funds         1
Market Overview                                                              2
Asset Class Index Returns                                                    3
Strategic Partners Large Capitalization Growth Fund                          4
Strategic Partners Large Capitalization Value Fund                          10
Strategic Partners Small Capitalization Growth Fund                         16
Strategic Partners Small Capitalization Value Fund                          22
Strategic Partners International Equity Fund                                28
Strategic Partners Total Return Bond Fund                                   32
Strategic Partners Style Specific Funds' Holdings and Financial Statements  36

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Strategic Partners Style Specific Funds

Annual Report    July 31, 2003

                                                       September 15, 2003
DEAR SHAREHOLDER,
Stocks and bonds often move in opposite directions.
Recently, signs of stronger economic growth helped sustain the rise in equities but weighed on bonds, particularly U.S. Treasury securities. Regardless of the direction of financial markets, it is important to remember that a wise investor plans today for tomorrow's needs. Current market activity should have little impact on planning for your long-term investment goals.

Whether you are investing for your retirement, your children's education, or some other purpose, Strategic Partners mutual funds offer the resources and professional discipline of leading asset management firms. Our team of experienced analysts selects firms that are widely respected by institutional and individual investors. These firms have established track records in the specific asset classes and management styles they offer in Strategic
Partners funds. Our analysts continue to monitor their performance and adherence to the investment processes that earned them their reputations.

We recommend that you develop a personal asset allocation strategy in consultation with a financial professional who knows you, who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. Strategic Partners mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

I was named president of the Strategic Partners Style
Specific Funds in March 2003. Thank you for your confidence in Strategic Partners mutual funds. We look forward to serving your future investment needs.

Sincerely,

Judy A. Rice, President
Strategic Partners Style Specific Funds

                                                              1

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Strategic Partners Style Specific Funds

Annual Report    July 31, 2003

MARKET OVERVIEW
STOCKS AND BONDS PERFORMED WELL
Returns over the fiscal year ended July 31, 2003 were dominated by substantial gains in the second quarter of 2003. During much of the reporting period, global equity markets were whipsawed by economic and geopolitical uncertainty. Just before war began in Iraq, investors began to think that a war was inevitable but would be short. Their growing confidence that the worst economic troubles were behind us sparked a steep market rally. The rally may have driven share prices above the level that earnings growth expectations at that time would justify. Markets slowed to neutral in mid-June and continued to be indecisive through the rest of the reporting period.

As is often the case early in economic recoveries, shares of companies whose earnings typically respond most to economic growth fared best. Small-cap stocks, particularly small-cap growth stocks, far outpaced large caps. Markets in Europe and Japan did not perform as well as U.S. markets because economic growth in those regions continued to be sluggish.
However, returns of European stocks to U.S. investors were substantially boosted by the decline of the U.S.
dollar against the euro. Even so, the returns of the major developed country markets, as measured by the MSCI EAFE Index, trailed broad measures of the U.S.
market.

Bond markets remained strong through most of the reporting period due to low interest rates caused by uncertainty about the economy. Toward the end of the period, interest rates rose somewhat (and bond prices fell) as many corporations tried to borrow before faster economic growth and large government budget deficits drove the cost of borrowing substantially higher. High yield bonds kept more of their gains than most fixed income sectors.

2

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                              www.strategicpartners.com    (800) 225-1852

Asset Class Index Returns                                   As of 7/31/03

                             (CHART)

The chart above shows returns for one year ended July
31, 2003, of various securities indexes that are generally considered representative of the market sectors in which the funds may invest. Source:
Prudential Investments LLC and Lipper Inc. The performance cited does not represent the performance of any of the Strategic Partners Style Specific
Funds. Past performance is not indicative of future results. Investors cannot invest directly in an index.

The Russell 1000 Value Index contains those securities in the Russell 1000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

The Russell 2000 Value Index contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

The Russell 2000 Growth Index contains those securities in the Russell 2000 Index with an above-average growth orientation. Companies in this index generally have higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth values.

The Morgan Stanley Capital International Europe,
Australasia, and Far East Index (MSCI EAFE Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far
East. It gives a broad look at how foreign stock prices have performed.

The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with between 1 and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed.

The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index of fixed-rate, noninvestment-grade debt securities with at least one year remaining to maturity. The Lehman Brothers U.S.
Corporate High Yield Index gives a broad look at how high yield (junk) bonds have performed.

                                                    3

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Strategic Partners Style Specific Funds

STRATEGIC PARTNERS
LARGE CAPITALIZATION GROWTH FUND

FUND OBJECTIVE
The Strategic Partners Large Capitalization Growth
Fund, managed by Columbus Circle Investors and Oak
Associates, Ltd., has long-term capital appreciation as its investment objective. There can be no assurance that the Fund will achieve its investment objective.

    Cumulative Total Returns1                               As of 7/31/03

                                    One Year   Three Years   Since Inception2
Class A                              15.32%      -50.34%        -34.50%
Class B                              14.57       -51.41         -36.30
Class C                              14.57       -51.41         -36.30
S&P 500 Index3                       10.64       -27.59         -23.33
Russell 1000 Growth Index4           11.64       -48.34         -39.96
Lipper Large-Cap Core Funds Avg.5     8.19       -31.56         -25.35

    Average Annual Total Returns1                          As of 6/30/03

                                    One Year   Three Years   Since Inception2
Class A                              -7.39%      -24.20%        -13.51%
Class B                              -8.05       -24.24         -13.43
Class C                              -5.14       -23.72         -13.19
S&P 500 Index3                        0.25       -11.19          -7.43
Russell 1000 Growth Index4            2.94       -21.54         -13.57
Lipper Large-Cap Core Funds Avg.5    -1.94       -12.89          -8.24

Past performance is not indicative of future results.
Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. 1Source:
Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. The average annual total returns do take into account applicable sales charges. Without a distribution and service (12b- 1) fee waiver of 0.05% for Class A shares, the returns would have been lower. The Fund charges a maximum front-end sales charge of 5% for Class A shares and a 12b-1 fee of 0.30% annually. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge (CDSC) for the first year.
Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase and a 12b-1 fee of 1% annually.
Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. 2Inception date: 11/3/99. 3The Standard & Poor's 500 Composite
Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies.
It gives a broad look at how stock prices in the United States have performed. 4The Russell 1000
Growth Index contains those securities in the Russell
1000 Index with an above-average growth orientation.
Companies in this index tend to exhibit higher price-to-book and

4

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                            www.strategicpartners.com    (800) 225-1852

Performance at a Glance

price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates. Investors cannot invest directly in an index. 5The Lipper Large-Cap
Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Core Funds category for the periods noted. Funds in the Lipper Large-Cap Core
Funds Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite
1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared with the S&P 500 Index. The returns for S&P 500 Index and the Russell 1000 Growth
Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Industries
Expressed as a percentage of net assets as of 7/31/03.

     16.7%   Drugs & Healthcare
     16.6    Semiconductors & Equipment
     11.3    Computer Software & Services
      9.9    Computers & Business Equipment
      9.8    Banks
Industry weightings are subject to change.

Five Largest Holdings
Combined Portfolios

Expressed as a percentage of net assets as of 7/31/03
      7.6%  Cisco Systems, Inc.
            Computers & Business Equipment
      4.1   Citigroup, Inc.
            Banks
      3.7   Xilinx, Inc.
            Semiconductors & Equipment
      3.7   Pfizer, Inc.
            Drugs & Healthcare
      3.7   Applied Materials, Inc.
            Semiconductors & Equipment
Holdings are subject to change.

                                                5

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Strategic Partners Style Specific Funds
Strategic Partners Large Capitalization Growth Fund

Annual Report    July 31, 2003

The return of the Strategic Partners Large
Capitalization Growth Fund's Class A shares over the reporting period was 15.32%, substantially above the 11.64% Russell 1000 Growth Index and the 8.19% Lipper
Large-Cap Core Funds Average. Including the effects of Class A share maximum initial sales charges, the Fund's return was 9.55%. The broad large-cap market, as represented by the S&P 500 Index, rose 10.64%.
Oak Associates' segment of the Fund outperformed the Russell index by a large margin. Oak's investment decisions are based on a top-down approach. It looks at the overall economy and the stock market and forms a view about which industries are going to do well over a long-term time horizon. It chose to invest approximately 60% of the portfolio in the technology sector, about 25% in financials, and about 15% in healthcare. All three sectors and all the individual industries represented in the portfolio had positive returns over the reporting period.

The Oak segment's outperformance was primarily due to its technology exposure. Its largest position has been and continues to be in Cisco Systems, whose shares rose more than 40% over the period. Although the portfolio's commitments to Juniper Networks and Veritas Software were smaller, they made comparable contributions to its return because their share prices had a considerably larger percentage gain than Cisco's. Oak sold its position in Juniper, taking its profits, by period-end. Positions in Linear
Technology and Xilinx also made significant contributions. The portfolio's financials performed very well, driven by contributions from Citigroup, Morgan Stanley, and MBNA. Its healthcare holdings added to performance, particularly Medtronic and Pfizer.

The only holding to have a large negative impact on the portfolio's return was Brocade Communications, the market leader in network information storage systems. In November 2002, Brocade's proposed acquisition of Rhapsody Networks in order to strengthen its position against potential competition from Cisco Systems led to a decline in its near-term earnings guidance and a

6

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                     www.strategicpartners.com    (800) 225-1852

substantial drop in its share price. Oak expects
Brocade to remain the leader in its market. Brocade's shares rose more than 50% between their low in February 2003 and the end of the Fund's reporting period.

Columbus Circle contributed part of the Fund's outperformance, with most of its gains in the second quarter of 2003. Growth in corporate earnings, liquidity from both mortgage refinancing and the tax stimulus package, and an overall improving economy drove up equity prices. Columbus Circle's portfolio benefited from its emphases on healthcare, financials, and information technology. In healthcare, it focused on medical technology, particularly cardiovascular defibrillators and drug-coated stents (artery supports). Medtronic and Boston
Scientific, leaders in both of these areas, had substantial gains. Other significant contributors included the biotechnology firms Amgen and Gilead, while the hospital company HCA detracted from performance and was sold by period-end.

In the financial sector, Citigroup performed well as U.S. Gross Domestic Product (GDP) and capital market activity exceeded expectations, strengthening the competitive positions of U.S. financial institutions against large European firms. USA Education, the education lender formerly called "Sallie Mae," benefited from the increasing cost of higher education. Capital One Financial's shares rose as it became apparent that credit quality was holding steady through the economic recession and weak employment market. Willis Group Holdings detracted from performance because insurance premiums didn't surge as expected after the terrorist attacks of 9/11. It was sold by period-end.

Columbus Circle's technology holdings performed well, particularly Dell, Cisco, Veritas, and EMC.
Technology profits generally improved in the first half of 2003, and most of the holdings reported higher earnings than had been expected. This is a good environment for Columbus Circle's investment discipline, which focuses on companies whose earnings have been rising, but which Columbus Circle expects will exceed analysts' estimates in the future.

-----------------------------------------------------
The Portfolio of Investments following this report shows the size of the Fund's positions at year-end.

                                                    7

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Strategic Partners Style Specific Funds
Strategic Partners Large Capitalization Growth Fund

Investment Advisers' Comments on Five Largest Holdings

Oak Associates, Ltd.  As of 7/31/03
------------------------------------------------------
Cisco Systems, Inc./Computers & Business Equipment

Cisco is the global leader in computer networking products. In the second quarter of 2003, its acquisition of LinkSys expanded its product line into low-end consumer networking, small business, and telecommunications. Oak has high expectations for Cisco's opportunities in information storage, network security, and the transmission of voice messages over computer lines. At period-end, Cisco's price-to-earnings ratio appeared to be about 30% below its historical norm.

Xilinx, Inc./Semiconductors &  Equipment

Xilinx is the leading supplier of programmable logic devices. Although the overall environment remains challenging for these products, Xilinx's storage and servers business rose 41% between the first quarter and the second quarter of 2003. At its mid-third-quarter update, the company indicated that revenues would be at the high end of expectations, suggesting that demand for its products remains healthy.

Applied Materials, Inc./Semiconductors &  Equipment

Applied Materials is the leader of the semiconductor capital equipment industry. In March, it announced a 14% reduction in manpower as part of a long-term strategy to adjust to the changing business environment. This should significantly improve future earnings. Applied Materials remains well positioned to benefit from any increase in spending by semiconductor chipmakers.

Linear Technology Corp./Semiconductors &  Equipment

Linear Technology produces linear (non-digital) integrated circuits, which are used for telecommunications, multimedia systems, and military systems. Oak Associates thinks Linear is very well managed and has the highest margins in the industry.
The company's strong business model and solid balance sheet position it well for the long-term trends in linear semiconductors.

Maxim Integrated Products, Inc./Semiconductors &  Equipment

Maxim designs and produces linear and mixed-signal integrated circuits, including data converters, interface circuits, and amplifiers. Its earnings per share have been rising due to tight cost controls and efficiencies from its acquisition and integration of Dallas Semiconductor. Maxim is a relatively small player in a large and growing market, so it has room to grow. Oak Associates thinks the company has a very profitable business model, excellent management team, and solid balance sheet.

Holdings are subject to change.

8

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                       www.strategicpartners.com    (800) 225-1852

Columbus Circle Investors  As of 7/31/03
-------------------------------------------------------------
Citigroup, Inc./Banks

Citigroup is the largest financial corporation in the United States. Columbus Circle expects U.S. financial firms to increase their global leadership and to benefit as corporations strengthen their balance sheets by issuing more stocks and bonds. Tight cost controls have been driving Citigroup's double-digit profit growth recently, but acquisitions of Banamex and Golden State Bancorp could add to revenues.
Concerns that some borrowers may not be able to repay their loans seem to be subsiding.

Cisco Systems, Inc./Computers & Business Equipment

Cisco's networking solutions are the foundation of the Internet and of most corporate, education, and government networks around the world. Cisco provides the broadest line of products for transporting data, voice, and video. Its ability to continually increase market share and operate on above-average margins has been impressive. It has a strong balance sheet and is committed to research and development.

Pfizer, Inc./Drugs & Healthcare

Pfizer is a pharmaceutical company with the largest sales force in the world and 10 products selling more than a billon dollars a year. Its recent acquisition of Pharmacia adds product diversity and improves
Pfizer's late-stage pipeline. Columbus Circle expects new drug introductions to help Pfizer sustain its earnings growth through upcoming patent expirations.

Amgen/Drugs & Healthcare

Amgen has consistently beaten profit expectations.
Its revenues from Aranesp (for anemia) have been growing rapidly as the drug's market share rises in both the United States and Europe. Sales of a new product, Neulasta (for the production of white blood cells), have been above expectations. Late in 2002, Amgen increased its manufacturing capacity for the rheumatoid arthritis drug Enbrel. This accelerated its earnings growth. Amgen also has several promising drugs in its pipeline.

Dell Computer Corp./Computers & Business Equipment

Dell is the fastest growing personal computer company in the United States. Its annual unit growth is well above 20% in a market that is only growing by 4% to 5%. Its strengths include manufacturing expertise, low costs, a direct distribution model, and a very low need for working capital. Dell is leveraging its manufacturing strength by adding network servers to its product line and recently leveraged its brand name with new products such as storage (made for it by EMC) and printers (made by Lexmark).

Holdings are subject to change.

                                                    9

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Strategic Partners Style Specific Funds

STRATEGIC PARTNERS
LARGE CAPITALIZATION VALUE FUND

FUND OBJECTIVE
The Strategic Partners Large Capitalization Value
Fund, managed by J.P. Morgan Investment Management
Inc. and Hotchkis and Wiley Capital Management LLC, has total return consisting of capital appreciation and dividend income as its investment objective.
There can be no assurance that the Fund will achieve its investment objective.

    Cumulative Total Returns1                            As of 7/31/03

                                         One Year          Three Years      Since Inception2
Class A                               13.29%  (13.07)    13.83%  (13.16)    6.51%   (5.89)
Class B                               12.54   (12.32)    11.37   (10.71)    3.55    (2.94)
Class C                               12.54   (12.32)    11.37   (10.71)    3.55    (2.94)
S&P 500 Index3                            10.64             -27.59             -23.33
Russell 1000 Value Index4                 10.75              -0.34              -3.65
Lipper Multi-Cap Value Funds Avg.5        10.98               3.13               5.91

    Average Annual Total Returns1                       As of 6/30/03

                                         One Year         Three Years    Since Inception2
Class A                               -4.12%  (-4.31)    2.61%  (2.40)    -0.27%  (-0.43)
Class B                               -4.90   (-5.10)    2.63   (2.42)    -0.19   (-0.36)
Class C                               -1.89   (-2.09)    3.23   (3.02)     0.08   (-0.09)
S&P 500 Index3                             0.25             -11.19            -7.43
Russell 1000 Value Index4                 -1.02              -0.19            -1.41
Lipper Multi-Cap Value Funds Avg.5        -0.50               0.42             0.84

Past performance is not indicative of future results.
Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. 1Source:
Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. The average annual total returns do take into account applicable sales charges. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. The Fund charges a maximum front-end sales charge of 5% for Class A shares and a 12b-1 fee of 0.30% annually. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge (CDSC) for the first year.
Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase and a 12b-1 fee of 1% annually.
Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The Fund's manager voluntarily agreed to limit the net annual operating expenses, exclusive of 12b-1 fees, for the fiscal year ended July 31, 2003. Without waiver of fees and/or expense subsidization, the Fund's returns would have been lower,

10

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                              www.strategicpartners.com    (800) 225-1852

Performance at a Glance

as indicated in parentheses. 2Inception date:
11/3/99. 3The Standard & Poor's 500 Composite Stock
Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed. 4The Russell 1000 Value Index contains those securities in the Russell 1000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price/earnings ratios, higher dividend yields, and lower forecasted growth values. Investors cannot invest directly in an index. 5The Lipper Multi-Cap
Value Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Multi-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P
SuperComposite 1500 Index. The returns for the S&P
500 Index and the Russell 1000 Value Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.
Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Industries

Expressed as a percentage of net assets as of 7/31/03.

    16.9%   Banking & Financial Services
    10.7    Insurance
     7.3    Computer Hardware & Software
     7.0    Utilities
     5.9    Retail
Industry weightings are subject to change.

Five Largest Holdings
Combined Portfolios

Expressed as a percentage of net assets as of 7/31/03
    3.1%   Altria Group, Inc.
           Consumer Staples
    2.8    Sears, Roebuck & Co.
           Retail
    2.6    Alcoa, Inc.
           Metals
    2.5    Aetna, Inc.
           Drugs & Healthcare
    2.5    Computer Associates International, Inc.
           Computer Hardware & Software
Holdings are subject to change.

                                                 11

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Strategic Partners Style Specific Funds
Strategic Partners Large Capitalization value Fund

Annual Report    July 31, 2003

The return on the Strategic Partners Large
Capitalization Value Fund's Class A shares over the reporting period was 13.29%, beating the 10.75%
Russell 1000 Value Index, 10.98% Lipper Multi-Cap
Value Funds Average, and the 8.06% Lipper Large-Cap
Value Funds Average. Lipper's methodology places the
Fund in the Multi-Cap Value Funds group, but we believe the best comparison is still with large-cap value funds. Including Class A share initial sales charges, the return was 7.62%.

Hotchkis and Wiley's portfolio outperformed the Russell index substantially, predominantly because of strong stock selection in the information technology and industrial sectors. Positive contributions to its return were broad-based, with gains in 8 of 10 economic sectors.

Software holdings contributed most to the portfolio's return and also to its strength as compared with the Russell index, while the large contribution of its technology service holdings mostly reflected that industry's strength. The portfolio's Computer
Associates' shares posted a steep rise because of the firm's above-expectations quarterly earnings, strong cash flow, and nearly complete elimination of short-term debt.

In the industrials sector, Tyco International Ltd.
shares benefited from a successful management transition and from a decline in investors' concerns about Tyco's accounting and liquidity. Cendant, a conglomerate that owns several major real estate brokerages, was another large contributor to return, due to the large number of homebuyers who took advantage of record low mortgage rates.

The strong performance was moderated by a large position in Altria Group, owner of Philip Morris.
Hotchkis and Wiley believes Altria continues to be undervalued because of litigation issues and the rising popularity of deep-discount cigarettes. TXU
Corp. is an energy company whose business funda

12

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www.strategicpartners.com    (800) 225-1852

mentals declined materially during the period, bringing down TXU's share price. Although Hotchkis and Wiley substantially reduced its position, the portfolio suffered nonetheless.

J.P. Morgan's portfolio had a return that was about in line with the Russell index. It benefited from slight emphases on utilities and capital markets firms and from its stock selection within those sectors. In utilities, it underweighted TXU Corp., and did not hold Duke, both of which pulled the index down, and overweighted PG&E, which substantially outperformed the index. PG&E is a California utility company that is currently in Chapter 11 bankruptcy.
Its shares more than doubled over the year as it moved closer to emerging from bankruptcy. The portfolio also had a modest emphasis on Countrywide
Financial Corp., which benefited from the continuing strength of the mortgage industry due to solid growth in housing, continued low interest rates, and a favorable yield curve. E*Trade Group, Inc. shares also more than doubled over the year as the firm continued to increase its market share in retail stock trading and its range of financial services.
E*Trade also benefited from moving away from mortgage refinancing toward income from ongoing lending.

These advantages were offset by weak stock selection in energy, information systems hardware, and the broad financial services sector. Although the portfolio's position in El Paso Corp. was near the Russell index weight, the stock's significant decline detracted from return. Other detractors included
Cigna, which was affected by accounting scandals in the latter half of 2002, and Freddie Mac, whose shares suffered considerably when three senior executives were fired and the objectivity of its financial reports was challenged. J.P. Morgan believes that a new audit will result in positive revisions to Freddie Mac's financial statements. The portfolio's relative performance was hurt because
J.P. Morgan cannot hold the stock of its parent company, and JPMorgan Chase was one of the best capital markets stocks in 2003.

-----------------------------------------------------
The Portfolio of Investments following this report shows the size of the Fund's positions at year-end.

Strategic Partners Style Specific Funds
Strategic Partners Large Capitalization Value Fund

Investment Advisers' Comments on Five Largest Holdings

Hotchkis and Wiley Capital Management LLC  As of 7/31/03
---------------------------------------------------------

Sears, Roebuck & Co./Retail

Sears, one of the largest retailers in the United
States, has a 40% share of the retail appliance market because of its wide brand selection, service, competitive prices, and financing availability. New management sold Sears' credit card business for more than $6 billion, which it can use to buy back stock.
It plans to revive Sears' full-line stores. Sears' current share price does not appear to take such a turnaround into account.

Computer Associates International Inc./Computer Hardware & Software

Computer Associates is the premier provider of enterprise software and a leader in systems management. Corporate governance and accounting controversies depressed its share price, but its products are critical to the operations of thousands of customers, including some of the world's largest corporations. Enterprise software is costly to replace, so this customer base represents a stable stream of cash. Computer Associates' free cash flow has been above $1 billion for six consecutive years.

MetLife, Inc./Insurance

MetLife has one of the most widely recognized brands in financial services. As part of its demutualization in April 2000, it brought in a new management team to streamline operations, rationalize its use of capital, and leverage the MetLife brand. Hotchkis and Wiley expects it to improve return on equity by achieving about $250 million in annualized after-tax cost savings in its individual life insurance business and by repurchasing shares.

Altria Group, Inc./Consumer Staples

Altria is the largest U.S. manufacturer of cigarettes and the third-largest elsewhere. It is consistently very profitable, offsetting declining U.S. cigarette consumption by raising prices on its premium brands.
Hotchkis and Wiley expects Altria to generate about
$50 billion of free cash over the next five years, more than half of the total market price of its outstanding shares. It has been returning its free cash to shareholders through dividends (yield currently 7.5%) and share repurchases.

Alcoa Inc./Metals

Alcoa is the world's leading producer of primary aluminum, fabricated aluminum, and alumina and is a major participant in all segments of the industry.
Alcoa's profits are suffering from unusually low metal prices and weakness in several key end markets.
Hotchkis and Wiley believes that these conditions will eventually return to normal, and that the value of Alcoa shares would be well above their present price if this should happen. It likes Alcoa's market position, balance sheet, and dividend yield.

Holdings are subject to change.

14

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www.strategicpartners.com  (800) 225-1852

J.P. Morgan Investment Management Inc.  As of 7/31/03
-----------------------------------------------------------

Citigroup, Inc./Banking & Financial Services

Citigroup is the world's largest financial services company by assets, offering credit card, banking, asset management, insurance, and investment banking through about 5,600 locations worldwide. Citigroup's earnings from commercial lending and capital markets should grow with an improving economy. The diversity of revenue sources makes its integrated platform attractive.

ExxonMobil Corp./Oil & Gas Exploration/Production

The world's largest integrated oil company, ExxonMobil engages in oil and gas exploration, production, supply, transportation and marketing around the world. It has industry-leading global growth opportunities, an excellent balance sheet, and strong financial discipline. J.P. Morgan expects the company to increase production by 3% a year from 2003 to 2007, a vast improvement over recent years.

Verizon Communications, Inc./Telecommunications

One of the mature "Baby Bells" formed in 2000, Verizon is the largest provider of local telephone services in the United States and the second largest overall telecommunication services provider. Verizon
Wireless appears to be performing better than the other wireless companies. J.P. Morgan expects
Verizon's revenues to improve, although margins are likely to decline due to rising pension costs.

SBC Communications, Inc./Telecommunications

SBC Communications is the second largest local telephone company and second largest wireless provider through its part ownership in Cingular
Wireless. Its 2003 earnings to date have been very strong, with growth drivers in wireless, DSL
(broadband digital), and long-distance services. J.P.
Morgan anticipates further growth in wireless services as Cingular increases its market share.

Bank of America Corp./Banking & Financial Services

The third largest bank in the United States, with 4,500 branches, Bank of America was the first coast-to-coast bank. Its investment banking and credit card operations have posted record results, while significant progress in building its asset management business allowed it to post a very strong second quarter of 2003. J.P. Morgan believes that Bank of America has taken steps to address the issues raised by recent charges of illegal trading in mutual fund shares and that, because asset management represents only a small part of the bank's overall income, even a widening problem would have only minimal impact on its earnings.

Holdings are subject to change.

                                                  15

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Strategic Partners Style Specific Funds

Strategic Partners
Small Capitalization Growth Fund

FUND OBJECTIVE
The Strategic Partners Small Capitalization Growth
Fund, managed by Westcap Investors, LLC (effective
July 23, 2003) and J.P. Morgan Investment Management
Inc. (formerly known as J.P. Morgan Fleming Asset
Management (USA) Inc.), has maximum capital appreciation as its investment objective. There can be no assurance that the Fund will achieve its investment objective.

    Cumulative Total Returns1                         As of 7/31/03

                                                One Year        Three Years         Since Inception2
    Class A                                 10.80%  (9.80)    -41.98%  (-43.11)    -26.78%  (-28.21)
    Class B                                 10.20   (9.18)    -43.22   (-44.36)    -28.79   (-30.22)
    Class C                                 10.20   (9.18)    -43.22   (-44.36)    -28.79   (-30.22)
    Russell 2000 Index3                         23.11              -0.73               16.78
    Russell 2000 Growth Index4                  27.97             -31.90              -18.03
    Lipper Small-Cap Growth Funds Avg.5         21.83             -28.73               -3.99

    Average Annual Total Returns1                            As of 6/30/03

                                             One Year             Three Years        Since Inception2
    Class A                               -12.56%  (-13.52)    -20.78%  (-21.36)    -10.62%  (-11.16)
    Class B                               -13.15   (-14.19)    -20.73   (-21.35)    -10.49   (-11.06)
    Class C                               -10.40   (-11.42)    -20.26   (-20.87)    -10.29   (-10.85)
    Russell 2000 Index3                       -1.64                 -3.30                 2.61
    Russell 2000 Growth Index4                 0.69                -16.66                -7.14
    Lipper Small-Cap Growth Funds Avg.5       -1.29                -15.33                -3.74

Past performance is not indicative of future results.
Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. 1Source:
Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. The average annual total returns do take into account applicable sales charges. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. The Fund charges a maximum front-end sales charge of 5% for Class A shares and a 12b-1 fee of 0.30% annually. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge (CDSC) for the first year.
Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase and a 12b-1 fee of 1% annually.
Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The Fund's manager voluntarily agreed to limit the net annual operating expenses, exclusive of 12b-1 fees, for the fiscal year ended July 31, 2003. Without

16

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                       www.strategicpartners.com     (800) 225-1852

Performance at a Glance

waiver of fees and/or expense subsidization, the Fund's returns would have been lower, as indicated in parentheses. 2Inception date: 11/3/99. 3The Russell
2000 Index is an unmanaged index of the 2,000
smallest U.S. companies included in the Russell 3000
Index. It gives a broad look at how stock prices of smaller companies have performed. 4The Russell 2000
Growth Index contains those securities in the Russell
2000 Index with an above-average growth orientation.
Companies in this index generally have higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values. Investors cannot invest directly in an index. 5The Lipper
Small-Cap Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Small-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle
1,000 securities of the Standard & Poor's (S&P)
SuperComposite 1500 Index. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared with the S&P SmallCap
600 Index. The returns for the Russell 2000 Index and the Russell 2000 Growth Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Industries
Expressed as a percentage of net assets as of 7/31/03.

    10.3%    Media
     9.6    Medical Products & Services
     9.5    Electronics & Electronic Components
     8.6    Financial Services
     6.2    Retail
Industry weightings are subject to change.

Five Largest Holdings
Combined Portfolios

Expressed as a percentage of net assets as of 7/31/03
    2.2%   Affiliated Managers Group, Inc.
           Financial Services
    2.0    Jefferies Group, Inc.
           Financial Services
    2.0    Valuevision Media, Inc.
           Media
    1.9    Performance Food Group Co.
           Food & Beverage
    1.5    Global Imaging Systems, Inc.
           Electronics & Electronic Components

Holdings are subject to change.

Strategic Partners Style Specific Funds
Strategic Partners Small Capitalization Growth Fund

Annual Report    July 31, 2003

The return on the Strategic Partners Small
Capitalization Growth Fund's Class A shares over the reporting period was 10.80%, substantially behind the 27.97% Russell 2000 Growth Index and the 21.83%
Lipper Small-Cap Growth Funds Average. Including the effects of Class A share maximum initial sales charges, the return was 5.26%. The broad small-cap market, as represented by the Russell 2000 Index, rose 23.11%.

Small-cap growth stocks surged after March 12, first in anticipation of an economic recovery and then because of rapidly improving corporate earnings.
J.P. Morgan's segment of the Fund didn't keep pace with the Russell indexes, but nonetheless posted a substantial gain that was driven by technology, financial services, and utilities holdings.
Packeteer, Inc., whose software is used to manage telecommunications bandwidth, made the largest contribution as investors rewarded its consistent revenue growth and profitability. SERENA Software, Inc. shares reflected the continued profitability of its change-management software. Financial services holdings were led by CheckFree Corp., whose services allow consumers to pay bills over the Internet or electronically. It benefited from rapid growth in online transactions. J.P. Morgan sold the CheckFree position and took its profits, however, because of concerns about whether this growth could be sustained. Mediacom Communications Corp. accounted for the strong performance in the utilities sector.
Shares of this operator of rural cable television systems recovered from last summer's industrywide sell-off as its earnings continued to meet expectations.

Notwithstanding these gains, the J.P. Morgan segment lagged its benchmark because of poor stock selection in the healthcare sector, particularly positions in MedCath Corp. and Province Healthcare Co. MedCath's first fiscal quarter 2003 earnings met analysts' expectations, but reflected deterioration in several important prospects. J.P. Morgan determined that the company may find it increasingly difficult to improve its operations. Province Healthcare

18

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                        www.strategicpartners.com    (800) 225-1852

announced that the departure of several physicians would depress fourth quarter results. Shares of biotech company Transkaryotic Therapies, Inc. fell after the company surprised investors by announcing the FDA had raised concerns regarding the approvability of a new product. The announcement was a significant setback. J.P. Morgan sold all three positions, but not before these developments affected the Fund. The biotech companies Myriad Genetics, Inc.
and Vertex Pharmaceuticals also posted large declines, but have better outlooks and were still held.

Sawgrass Asset Management was the investment adviser for the other half of the Fund for almost the entire reporting period. Its portfolio substantially underperformed the Russell 2000 Growth Index primarily because of Sawgrass' stock selection in the information technology and healthcare sectors.
Sawgrass' investment discipline emphasizes stocks of companies with historical earnings growth and rising analysts' estimates. Many of the advances of small-cap growth stocks were made by companies that did not exhibit these strengths. For example, in the information technology sector, shares of semiconductor capital equipment companies--firms that make the manufacturing equipment for computer chips-- rose significantly before there was any evidence that sales or earnings would improve. Many investors bought the shares in anticipation of such an improvement, but Sawgrass' portfolio was underweight in this industry.

In the healthcare sector, several of the portfolio's holdings were hurt by Medicare and Medicaid reimbursement issues. Several others fell because their earnings growth did not keep up with estimates.

Shortly before the end of the period, this half of the Fund was assigned to Westcap Investors, LLC. It is Westcap's holdings that are described in the table of largest period-end positions.

------------------------------------------------------
The Portfolio of Investments following this report shows the size of the Fund's positions at year-end.

Strategic Partners Style Specific Funds
Strategic Partners Small Capitalization Growth Fund

Investment Advisers' Comments on Five Largest Holdings

J.P. Morgan Investment Management Inc.  As of 7/31/03
------------------------------------------------------

Global Imaging Systems, Inc./Electronics & Electronic
Components

Global Imaging Systems is a leading seller and servicer of automated office equipment such as copiers, faxes, and printers. It has a strong record of earnings growth because it focuses on the fast growing and highly profitable midsize company market.
In addition, it has a high percentage of recurring revenues and the potential to acquire other firms to augment this growth.

United Surgical Partners International, Inc./Medical
Products & Services

United Surgical owns and operates short-stay surgical facilities in the United States and abroad that provide an enhanced alternative to traditional outpatient facilities. It is in a unique position to tap into the growing demand for outpatient services in the United States and the rising interest in private healthcare in Europe. J.P. Morgan expects annual earnings growth above 25% over the next several years, driven by margin improvement and the development and acquisition of additional centers.

VCA Antech, Inc./Medical Products & Services

VCA Antech operates the nation's largest chain of animal hospitals and diagnostic laboratories. Its hospitals, which employ more than 750 veterinarians, offer services from basic pet wellness (dental care, neutering, spaying, routine exams, and vaccinations) to specialty surgeries. Increased use of veterinary services and rising market share should continue to spur growth. J.P. Morgan expects earnings in fiscal
2003 to be about 30% above 2002 levels and still finds the stock's valuation compelling.

Alliance Gaming Corp./Gaming

Alliance Gaming develops, manufactures, and operates slot machines and related systems for the worldwide gaming industry. J.P. Morgan likes Alliance's growth prospects because of its systems focus, strengthening pipeline of new products, and J.P. Morgan's optimism that gaming will grow both domestically and internationally over the next several years. As
Alliance continues to gain a larger share of new casino space, current earnings forecasts could prove conservative.

Interactive Data Corp./Financial Services

Interactive Data provides securities pricing, financial information, and analytic tools to institutional and retail investors. Its business is difficult for new competitors to enter and J.P.
Morgan is confident about Interactive Data's near-term earnings projections. J.P. Morgan believes
Interactive Data's profit margins will grow as it inexpensively adds clients for data it already gathers.

Holdings are subject to change.

20

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www.strategicpartners.com     (800) 225-1852

Westcap Investors, LLC  As of 7/31/03
----------------------------------------------------
Jefferies Group, Inc./Financial Services

Jefferies is an investment bank and institutional securities firm with strong client relationships, particularly in trading small and mid cap equities.
These relationships tend to be particularly valuable in volatile markets. Westcap expects Jefferies' equity and investment banking business to benefit from an economic recovery. The firm has opportunistically hired experienced institutional salespeople during the downturn.

ValueVision Media, Inc./Media

ValueVision Media is an electronic direct marketer that operates the third largest home shopping network in the United States. Its stock is selling at a very reasonable valuation relative to its peers. In addition, over the past two years ValueVision has tripled the number of potential customers its services reach. Westcap expects its revenues and earnings to increase markedly as a result.

Affiliated Managers Group, Inc./Financial Services

Affiliated Managers is a holding company that buys and holds equity interests in midsize investment management firms. Its portfolio is a diversified mix of value and growth managers. This allowed Affiliated
Managers to maintain strong fund flows during the market downturn, mitigating the impact of the drop in asset value. The company's focus on equities provides a large potential for gains as the markets and economy improve. It has executed its business plan well and its shares sell at a reasonable valuation.

Insight Communications Co., Inc./Media

Insight Communications operates a tightly grouped cluster of cable television systems, with more than
1.4 million customers concentrated in the states of Indiana, Kentucky, Ohio, and Illinois. Westcap believes that cable is the preferred and most cost-efficient delivery method for bundled broadband, telephony, and digital television services. Insight
Communications has rolled out these services well.
Its partnership with Comcast bolsters its negotiating position, driving costs lower and increasing profitability.

Gabelli Asset Management, Inc./Financial Services

Gabelli Asset Management provides investment advisory and brokerage services to mutual funds, and institutional and high-net-worth investors. It has a long history of strong execution and portfolio performance. It also has diversified distribution channels to both the institutional and retail markets, a difficult feat for small investment firms.
Westcap expects it to benefit as the economy and markets recover.

Holdings are subject to change.

Strategic Partners Style Specific Funds

STRATEGIC PARTNERS
SMALL CAPITALIZATION VALUE FUND

FUND OBJECTIVE
The Strategic Partners Small Capitalization Value
Fund, managed by EARNEST Partners, LLC, and National
City Investment Management Company, has above-average capital appreciation as its investment objective.
There can be no assurance that the Fund will achieve its investment objective.

    Cumulative Total Returns1                         As of 7/31/03

                                    One Year   Three Years    Since Inception2
Class A                              18.99%   39.22% (38.76)   54.25% (53.75)
Class B                              18.01    36.17  (35.71)   49.93  (49.42)
Class C                              18.01    36.17  (35.71)   49.93  (49.42)
Russell 2000 Index3                  23.11       -0.73            16.78
Russell 2000 Value Index4            18.62       38.71            57.18
Lipper Small-Cap Core Funds Avg.5    19.49       13.81            38.35

    Average Annual Total Returns1                     As of 6/30/03

                                    One Year  Three Years    Since Inception2
Class A                             -3.56%    8.76% (8.64)    9.90% (9.80)
Class B                             -3.59     8.97  (8.84)    10.21 (10.10)
Class C                             -1.08     9.44  (9.31)    10.33 (10.22)
Russell 2000 Index3                 -1.64       -3.30             2.61
Russell 2000 Value Index4           -3.80       10.93            11.64
Lipper Small-Cap Core Funds Avg.5   -2.07        1.47             7.24

Past performance is not indicative of future results.
Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. 1Source:
Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. The average annual total returns do take into account applicable sales charges. Without a distribution and service (12b- 1) fee waiver of 0.05% for Class A shares, the returns would have been lower. The Fund charges a maximum front-end sales charge of 5% for Class A shares and a 12b-1 fee of 0.30% annually. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge (CDSC) for the first year.
Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase and a 12b-1 fee of 1% annually.
Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The Fund's manager voluntarily agreed to limit the net annual operating expenses, exclusive of 12b-1 fees, for the fiscal year ended July 31, 2003. Without waiver of fees and/or expense subsidization, the Fund's returns would have been lower, as indicated in parentheses.
2Inception date: 11/3/99. 3The Russell 2000 Index is an

22

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                         www.strategicpartners.com    (800) 225-1852

Performance at a Glance

unmanaged index of the 2,000 smallest U.S. companies included in the Russell 3000 Index. It gives a broad look at how stock prices of smaller companies have performed.4The Russell 2000 Value Index contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values. Investors cannot invest directly in an index. 5The Lipper Small-Cap Core
Funds Average (Lipper Average) represent returns based on the average return of all funds in the Lipper Small-Cap Core Funds category for the periods noted. Funds in the Lipper Small-Cap Core Funds
Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle
1,000 securities of the Standard & Poor's (S&P)
SuperComposite 1500 Index. Small-cap core funds have more latitude in the companies in which they invest.
These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared with the S&P
SmallCap 600 Index. The returns for the Russell 2000
Index and the Russell 2000 Growth Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.
Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Industries

Expressed as a percentage of net assets as of 7/31/03.

    12.8%   Drugs & Healthcare
     6.2    Business Services
     6.1    Oil & Gas Exploration & Production
     6.1    Financial Services
     5.9    Insurance
Industry weightings are subject to change.

Five Largest Holdings
Combined Portfolios

Expressed as a percentage of net assets as of 7/31/03

    1.9%   Administaff, Inc.
           Business Services
    1.9    Fred's, Inc.
           Retail
    1.8    Harman International Industries, Inc.
           Multimedia
    1.8    Hovnanian Enterprises, Inc. (Class A)
           Homebuilders
    1.7    American Tower Corp. (Class A)
           Telecommunications
Holdings are subject to change.

Strategic Partners Style Specific Funds
Strategic Partners Small Capitalization Value Fund

Annual Report    July 31, 2003

The return on the Strategic Partners Small
Capitalization Value Fund's Class A shares over the reporting period was 18.99%, in line with the 18.62%
Russell 2000 Value Index and the 19.49% Lipper Small-
Cap Core Funds Average, and above the 16.92% Lipper
Small-Cap Value Funds Average. Lipper's methodology places the Fund in the Small-Cap Core Funds group, although we have asked Lipper to reconsider and place it in the small-cap value category. Including the effects of Class A share maximum initial sales charges, the return was 13.04%. The broad small-cap market, as represented by the Russell 2000 Index, rose 23.11%.

The return of the EARNEST Partners' segment of the Fund exceeded the comparable Russell index by a substantial margin. The portfolio's consumer discretionary stocks strengthened its performance because consumers continued to drive the U.S.
economy. Hovnanian Enterprises's share price rose sharply as historically low mortgage rates drove robust home sales. Shares of Harman International
Industries appreciated substantially due to car manufacturers' strong demand for its high-end audio products. Fred's, a discount general merchandise store that has attracted an increasing customer base during the economic slowdown, continued to benefit from strong sales and good cost control throughout its stores.

Holdings in a number of industrial stocks also added to the portfolio's overall outperformance. Its
Administaff position rose more than 390% over the period. The pricing environment for the company's outsourcing services was strong because corporations continued to outsource business services in order to reduce costs. The portfolio's Allied Waste
Industries position also rose sharply as investors anticipated that future improvements in the U.S.
economic environment would translate into more solid waste and improved Allied Waste Industries revenues.

               www.strategicpartners.com    (800) 225-1852

The portfolio's position in Cerner, a healthcare information technology provider, declined because the company announced that sales and earnings were going to miss expectations. After a thorough review, EARNEST concluded that Cerner was facing new and significant pressure from a competitive provider and sold its position.

Although National City's segment of the Fund made a sizeable positive contribution for the period, it substantially underperformed the Russell Index. In general, stock selection within sectors was competitive, but National City's strategic preference for larger firms within the small-cap universe and for companies that are currently profitable kept the portfolio from keeping up with the surge of "micro-cap" stocks in the second quarter of 2003. National City's research suggests that similar rallies in the past have lasted about three months and their gains have been offset by losses over the following year. The second quarter rally was in fact short-lived and National City expects that keeping to its investment discipline will pay off.

Some of the National City segment's underperformance was due to its sector emphases. No individual position accounted for a significant part of the portfolio's gains or losses.

------------------------------------------------------
The Portfolio of Investments following this report shows the size of the Fund's positions at year-end.

Strategic Partners Style Specific Funds
Strategic Partners Small Capitalization Value Fund

Investment Advisers' Comments on Five Largest Holdings

EARNEST Partners, LLC  As of 7/31/03
-----------------------------------------------------
Administaff, Inc./Business Services

Administaff is one of the largest professional employer organizations in the United States. It serves as a full-service human resources department for small to medium businesses. It benefits from recurring revenues (75% client retention), substantial operating leverage, and a leading position in the industry. EARNEST expects the industry to grow by 10% to 15% annually over the next several years, and Administaff is increasing its market share.

Fred's, Inc./Retail

Fred's operates a chain of general merchandise stores, primarily in rural locations, through its own sites and franchised locations. Its small store size provides the convenience of a drug store with the assortment and value of a mass discounter. Fred's has shown consistent market share gains over the last decade, with same-store sales rising approximately
10% a year. It also benefits from a strong balance sheet and a management team that is positioning the company for future growth.

Harman International Industries, Inc./Multimedia

Harman is a leading name in high-fidelity audio products, with over 70% of its sales going to the automobile industry. The company has seen revenue increases as a result of the introduction of its systems in high-end vehicles including BMW, Porsche, and Mercedes.

Hovnanian Enterprises, Inc./Homebuilders

Hovnanian Enterprises is a leading builder of single-family homes. It has strong market positions in the northeast and the Washington D.C. area. It serves a broad market with new homes priced from $37,000 to $1,400,000 and closing prices averaging about
$267,000. It achieves significant economies of scale from being a dominant player in its target geographic markets.

American Tower Corp./Telecommunications

American Tower is the leading U.S. operator of cellular telephone transmission towers. EARNEST finds the business very attractive because it has a high cost of entry, high switching costs to customers, strong recurring revenue streams, and outstanding tenant credit quality (the wireless companies).
American Tower has a strong nationwide footprint with good site selection. EARNEST anticipates that demand for towers will increase as U.S. cellular penetration grows and the number of overlapping networks increases.

Holdings are subject to change.

                  www.strategicpartners.com    (800) 225-1852

National City Investment Management Co.  As of 7/31/03
------------------------------------------------------
Navistar International Corp./Auto Related

Navistar manufactures and markets medium and heavy trucks, school buses, mid-range diesel engines, and service parts. It also provides financial services to manufacturers, dealers, and customers. Navistar gives the portfolio exposure to the industrial sector of the economy, where National City believes stock returns will be above-average as the economy rebounds. In addition, it expects Navistar to benefit as strengthening regulations on diesel emissions force fleet owners to upgrade.

Delphi Financial Group, Inc./Insurance

Delphi Financial offers group employee benefit products, including life, disability, workers' compensation and personal accident insurance. The company also offers asset accumulation products, primarily annuities, to individuals and groups.
Pricing power has strengthened for many Delphi
Financial businesses. National City expects this to drive Delphi's profits and share price higher.

Equitable Resources, Inc./Gas & Pipeline Utilities

Equitable Resources is an integrated energy company with natural gas production in the Appalachian area, natural gas transmission and distribution, and energy management services. National City believes that the price of natural gas in North America will remain at very attractive levels because of deep problems of supply and deliverability. It also thinks that Equitable's management is one of the best in the business.

Wabtech Corp./Machinery

Wabtech provides technology-based products and services worldwide to the rail industry. It manufactures a range of products for locomotives, freight cars, and passenger transit vehicles. It also builds new locomotives and provides aftermarket services, including locomotive and freight fleet maintenance. National City expects Wabtech to benefit from an economic rebound as increasing traffic drives railroad spending higher.

The Phoenix Companies, Inc./Insurance

The Phoenix Companies is the holding company for Phoenix Life Insurance Company, which provides wealth management products to the high-net-worth and affluent markets. Life insurance stocks became inexpensive because of stock market losses in the firms' investment portfolios and the need to add to reserves for guaranteed minimum death benefits.
National City believes that the bad news is fully reflected in current stock prices and The Phoenix
Companies shares are attractively priced.

Holdings are subject to change.

Strategic Partners Style Specific Funds

STRATEGIC PARTNERS
INTERNATIONAL EQUITY FUND

FUND OBJECTIVE
The Strategic Partners International Equity Fund, managed by Lazard Asset Management LLC, has capital appreciation as its investment objective. There can be no assurance that the Fund will achieve its investment objective.

    Cumulative Total Returns1                           As of 7/31/03

                                    One Year      Three Years     Since Inception2
Class A                           6.66% (5.57)  -30.75% (-32.36)  -31.10% (-32.70)
Class B                           6.00  (4.90)  -32.15  (-33.77)  -32.90  (-34.50)
Class C                           5.85  (4.74)  -32.25  (-33.87)  -33.00  (-34.60)
MSCI EAFE Index3                      6.30         -30.86             -28.34
Lipper International Funds Avg.4      4.36         -32.51             -24.34

    Average Annual Total Returns1                           As of 6/30/03

                                       One Year        Three Years       Since Inception2
Class A                             -9.76% (-10.68)  -14.00%  (-14.67)   -11.15%  (-11.73)
Class B                            -10.39  (-11.38)  -14.00   (-14.71)   -11.05   (-11.65)
Class C                             -7.55   (-8.53)  -13.41   (-14.11)   -10.80   (-11.39)
MSCI EAFE Index3                       -6.46              -13.52             -9.28
Lipper International Funds Avg.4       -7.98              -14.36             -8.32

Past performance is not indicative of future results.
Principal value and investment return will fluctuate
so that an investor's shares, when redeemed, may be
worth more or less than their original cost. 1Source:
Prudential Investments LLC and Lipper Inc. The
cumulative total returns do not take into account
applicable sales charges. If reflected, the
applicable sales charges would reduce the cumulative
total return performance quoted. The average annual
total returns do take into account applicable sales
charges. Without a distribution and service (12b-1)
fee waiver of 0.05% for Class A shares, the returns
would have been lower. The Fund charges a maximum
front-end sales charge of 5% for Class A shares and a
12b-1 fee of 0.30% annually. In some circumstances,
Class A shares may not be subject to a front-end
sales charge, but may be subject to a 1% contingent
deferred sales charge (CDSC) for the first year.
Class B shares are subject to a declining CDSC of 5%,
4%, 3%, 2%, 1%, and 1% respectively for the first six
years after purchase and a 12b-1 fee of 1% annually.
Approximately seven years after purchase, Class B
shares will automatically convert to Class A shares
on a quarterly basis. Class C shares are subject to a
front-end sales charge of 1% and a CDSC of 1% for
shares redeemed within 18 months of purchase, and a
12b-1 fee of 1% annually.  The returns in the tables
do not reflect the deduction of taxes that a
shareholder would pay on Fund distributions or
following the redemption of Fund shares. The Fund's
manager voluntarily agreed to limit the net annual
operating expenses, exclusive of 12b-1 fees, for the
fiscal year ended July 31, 2003. Without waiver of
fees and/or expense subsidization, the Fund's returns
would have been lower, as indicated in parentheses.
2Inception date: 11/3/99. 3The Morgan Stanley Capital
International Europe, Australasia, and Far East Index
(MSCI EAFE Index) is an unmanaged, weighted index
that reflects stock price movements in Europe,
Australasia, and the Far East. It gives a broad look
at how foreign stock prices have performed. Investors
cannot invest directly in an index. 4The Lipper
International Funds Average (Lipper Average)
represents returns based on an average return of all
funds in the Lipper International Funds category.
Funds in
                         www.strategicpartners.com    (800) 225-1852

Performance at a Glance

the Lipper Average invest their assets in securities with primary trading markets outside of the United
States. The returns for the MSCI EAFE Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.
Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Industries

Expressed as a percentage of net assets as of 7/31/03.

    22.7%   Banks
    14.9    Telecommunications
    11.3    Oil & Gas Exploration  & Production
     6.8    Retail
     4.5    Medical Products
Industry weightings are subject to change.

Geographic Concentration

Expressed as a percentage of net assets as of
7/31/03.
    32.0%   Continental Europe (ex.-U.K.)
    30.0    United Kingdom
    14.3    Japan
     8.7    France
     8.5    Netherlands
     3.2    Pacific Basin (excluding Japan)
     2.0    Australia
     1.3    United States
Concentration is subject to change.

Five Largest Holdings
Expressed as a percentage of net assets as of 7/31/03

    4.3%   HSBC Holdings PLC
           Financial Services
    3.7    Vodafone Group PLC
           Telecommunications
    3.4    GlaxoSmithKline PLC
           Healthcare
    3.1    Total SA
           Industrials
    3.0    Telecom Italia SPA
           Telecommunications
Holdings are subject to change.

Strategic Partners Style Specific Funds
Strategic Partners International Equity Fund

Annual Report    July 31, 2003

The return on the Strategic Partners International
Equity Fund's Class A shares was 6.66% over the reporting period, in line with the 6.30% MSCI EAFE
Index, and beating the 4.36% Lipper International
Funds Average. Including the effects of Class A share maximum initial sales charges, the return was 0.29%.

The Fund's international stocks benefited from strong selection in financials, with positions in the banking firms Barclays and BNP Paribas posting strong returns. The Fund avoided insurers, an industry whose invested reserves exposed them to the poor capital markets. Technology holdings overall declined less than those in the MSCI EAFE index. The segment's focus on companies with strong competitive positions helped protect it.

Although an overweight in consumer staples hurt performance, the impact was mitigated by stock selection within the sector. For example, the segment did not hold the large international grocery chain
Ahold, whose share price suffered from news of accounting scandals. Positions in both Heineken and Unilever detracted from performance after the companies reported disappointing sales growth.

----------------------------------------------------
The Portfolio of Investments following this report shows the size of the Fund's positions at year-end.

www.strategicpartners.com    (800) 225-1852

Investment Adviser's Comments on Five Largest Holdings

Lazard Asset Management LLC  As of 7/31/03
-------------------------------------------------------
HSBC Holdings PLC/Financial Services

HSBC provides a variety of international banking and financial services worldwide. Its recent acquisition of Household International was not only a financially attractive deal, it also reduced HSBC's exposure to the impact of low interest rates on its margins and expanded its geographic and product exposure. HSBC's global reach and strong internal capital generation create opportunities most other banks cannot match.

Vodafone Group PLC/Telecommunications

Vodafone Group provides mobile telecommunication services and products in most of the world except
Latin America. It is the market leader, with strong positions in every market in which it operates.
European mobile service has been a high-return industry with encouraging growth and cash flow trends. Vodafone's operating profits are very high and increasing because of strong sales growth, rising margins, and the decreasing need for capital expenditure. The scarcity of broadcast spectrum and high start-up costs strongly discourage new competitors. Lazard believes its share price is still reasonable.

GlaxoSmithKline PLC/Healthcare

GlaxoSmithKline is an international pharmaceutical company with more than 400 branded products, including Aquafresh, Nicorette, and Tums. It has had high returns on capital. In Lazard's view, it is well-positioned to deliver solid and dependable earnings growth, driven by a rich pipeline
(Seretide/Advair for asthma, Avandia for diabetes, and Paxil for depression.) GlaxoSmithKline continues to realize benefits from the mergers that created it.

Total SA/Industrials

TotalFinaElf is an integrated oil company that operates about 16,700 gasoline stations. Lazard likes its good management, growth, rising returns on capital, and reasonable share price. It is a beneficiary of higher oil prices and has substantial exposure to an eventual recovery of the margins in oil development/production and chemicals. Its strong balance sheet and robust free cash flow permit an aggressive share repurchase plan that would enhance shareholders' returns.

Telecom Italia SPA/Telecommunications

Telecom Italia is Italy's largest fixed-line telephone operator and, through its 55% share of Telecom Italia Mobile, its largest wireless provider.
It has reported solid results, strong cash flows, and a robust outlook. It has little competition in the Italian fixed-line business and is offsetting declining volume with a growing flat-rate customer base.

Holdings are subject to change.

Strategic Partners Style Specific Funds

STRATEGIC PARTNERS
TOTAL RETURN BOND FUND

FUND OBJECTIVE
The Strategic Partners Total Return Bond Fund, managed by Pacific Investment Management Company LLC
(PIMCO), has total return consisting of current income and capital appreciation as its investment objective. There can be no assurance that the Fund will achieve its investment objective

    Cumulative Total Returns1                              As of 7/31/03

                                                 One Year        Three Years     Since Inception2
Class A                                        7.67% (7.57)    26.11% (25.87)    30.29% (30.05)
Class B                                        7.14  (7.03)    24.26  (24.02)    27.93  (27.68)
Class C                                        7.14  (7.03)    24.25  (24.02)    27.92  (27.68)
Lehman Brothers Aggregate Bond Index3             5.42            27.75             33.39
Lipper Corporate Debt BBB-Rated Funds Avg.4       9.24            24.58             29.54

    Average Annual Total Returns1                         As of 6/30/03

                                                  One Year     Three Years    Since Inception2
Class A                                         7.13% (7.03)   7.94% (7.88)    7.22% (7.16)
Class B                                         6.03  (5.93)   8.03  (7.96)    7.44  (7.39)
Class C                                         9.03  (8.93)   8.55  (8.48)    7.62  (7.57)
Lehman Brothers Aggregate Bond Index3             10.40          10.08            9.19
Lipper Corporate Debt BBB-Rated Funds Avg.4       12.89           9.19            8.38

    Distributions and Yields                           As of 7/31/03

                      Distribution Paid      30-Day
                        for 12 Months       SEC Yield

    Class A               $0.55              2.81%
    Class B               $0.50              2.41
    Class C               $0.50              2.40


Past performance is not indicative of future results.
Principal value and investment return will fluctuate
so that an investor's shares, when redeemed, may be
worth more or less than their original cost. 1Source:
Prudential Investments LLC and Lipper Inc. The
cumulative total returns do not take into account
applicable sales charges. If reflected, the
applicable sales charges would reduce the cumulative
total return performance quoted. The average annual
total returns do take into account applicable sales
charges. Without a distribution and service (12b-1)
fee waiver of 0.05% for Class A shares, the returns
would have been lower. The Fund charges a maximum
front-end sales charge of 4% for Class A shares
and a 12b-1 fee of up to 0.30% annually. In some
circumstances, Class A shares may not be subject to a
front-end sales charge, but may be subject to a 1%
contingent deferred sales charge (CDSC) for the first
year. Class B shares are subject to a declining CDSC
of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the
first six years after purchase and a 12b-1 fee of 1%
annually. Approximately seven years after purchase,
Class B shares will automatically convert to Class A
shares on a quarterly basis. Class C shares are
subject to a front-end sales charge of 1% and a CDSC
of 1% for shares redeemed within 18 months of
purchase, and a 12b-1 fee of 1% annually.  The
returns in  the tables do not reflect the deduction
of taxes that
                        www.strategicpartners.com    (800) 225-1852

Performance at a Glance

a shareholder would pay on Fund distributions or following the redemption of Fund shares. The Fund's manager voluntarily agreed to limit the net annual operating expenses, exclusive of 12b-1 fees, for the fiscal year ended July 31, 2003. Without waiver of fees and/or expense subsidization, the Fund's returns would have been lower, as indicated in parentheses.
2Inception date: 11/3/99. 3The Lehman Brothers
Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S.
government and its agencies, and by corporations with between 1 and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed. 4The Lipper Corporate Debt
BBB-Rated Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Corporate Debt BBB-Rated Funds category.
Funds in the Lipper Average invest primarily in corporate and government debt issues rated in the top four grades. The returns for the Lehman Brothers
Aggregate Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Portfolio Composition

Expressed as a percentage of long-term investments as of 7/31/03.

    62.5%   Mortgage Backed Securities
    15.5    U.S. Treasuries
     6.4    U.S. Corporate Bonds
     6.3    Foreign Government Obligations
     5.0    Municipals
     4.3    Asset-Backed Securities
Portfolio Composition is subject
to change.

Five Largest Issuers

Expressed as a percentage of long-term investments as of 7/31/03.

    41.7%   Federal National Mortgage Assn.
    23.8    Federal Home Loan Mortgage Corp.
    15.4    United States Treasury
    11.0    Govt National Mortgage Assn.
     8.1    Federal National Mortgage Corp.
Issuers are subject to change.

Strategic Partners Style Specific Funds
Strategic Partners Total Return Bond Fund

Annual Report    July 31, 2003

The return on the Strategic Partners Total Return
Bond Fund's Class A shares was 7.67% over the reporting period, beating the 5.42% Lehman Brothers
Aggregate Bond Index, but trailing the 9.24% Lipper
Corporate Debt BBB-Rated Funds Average. Including the effects of Class A share maximum initial sales charges, the Fund returned 3.36%.

Interest rates declined and bond prices rose through most of the reporting period. Early in the period, investors flocked to the safety of Treasury bonds because of anxiety about sluggish global growth, the integrity of corporate accounting and governance, and a potential U.S. war with Iraq. Mortgage backed securities also held up well despite a high pace of refinancings. Rate cuts by both the Federal Reserve and the European Central Bank, additional tax cuts, and rising defense spending encouraged investors to begin to move into riskier assets that have higher potential returns. Corporate bonds, especially BBB-rated and high yield issues, performed well as investors began to notice that companies continued to cut capital spending, limit stock buybacks, and repair balance sheets. Emerging market bonds benefited from generally improved credit fundamentals as well as a growing number of institutional investors accepting emerging markets as part of their asset allocations. However, U.S. yields jumped sharply higher (and bond prices lower) in July
2003 as investors digested the facts that the Federal
Reserve may no longer need to purchase longer maturity Treasuries and that federal budget deficits are climbing rapidly.

A diversified set of strategies contributed to the
Fund's performance, including emphasizing shorter
maturities, where yields declined most. PIMCO added
value with its security selection in the mortgage-
based sector. Although the Fund's overall underweight
in corporate bonds detracted from its performance as
compared with the Lehman Index, an emphasis on BBB-
                      www.strategicpartners.com     (800) 225-1852

rated bonds within the corporate sector, especially in the telecom and pipeline industries, added to return.
Allocations to municipal, Treasury Inflation Protected
(TIP), and emerging market bonds were positive for performance. PIMCO reduced the average duration of the Fund's holdings to a more neutral level, reducing its exposure to interest rate changes, before the sharp interest rate upswing in July 2003. This preserved much of the Fund's gains.

      Strategic Partners Style Specific Funds
Strategic Partners Large Capitalization Growth Fund
             Portfolio of Investments as of July 31, 2003

Shares        Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  98.1%
Common Stocks
-------------------------------------------------------------------------------------
Aerospace/Defense  1.1%
    22,500   Lockheed Martin Corp.                                  $    1,177,650
-------------------------------------------------------------------------------------
Airlines  0.8%
    53,000   Southwest Airlines Co.                                        869,730
-------------------------------------------------------------------------------------
Banks  9.8%
    17,500   Bank of America Corp.                                       1,444,975
   100,000   Citigroup, Inc.                                             4,480,000
    34,500   J.P. Morgan Chase & Co.                                     1,209,225
   160,000   MBNA Corp.                                                  3,566,400
                                                                    --------------
                                                                        10,700,600
-------------------------------------------------------------------------------------
Computers & Business Equipment  9.9%
   128,200   Brocade Communications Systems, Inc.(a)                       715,356
   427,500   Cisco Systems, Inc.(a)                                      8,344,800
    54,000   Dell, Inc.(a)                                               1,818,720
                                                                    --------------
                                                                        10,878,876
-------------------------------------------------------------------------------------
Computer Software & Services  11.3%
    67,900   Advent Software, Inc.(a)                                    1,099,980
   253,300   EMC Corp.(a)                                                2,695,112
   150,200   Microsoft Corp.                                             3,965,280
   110,500   Oracle Corp.(a)                                             1,326,000
   107,000   VERITAS Software Corp.(a)                                   3,295,600
                                                                    --------------
                                                                        12,381,972
-------------------------------------------------------------------------------------
Cosmetics & Toiletries  2.4%
    12,000   Avon Products, Inc.                                           748,680
    27,000   Estee Lauder Cos., Inc. (Class A)                           1,007,910
    27,000   Gillette Co.                                                  830,520
                                                                    --------------
                                                                         2,587,110

    36                                     See Notes to Financial Statements

      Strategic Partners Style Specific Funds
Strategic Partners Large Capitalization Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares       Description                                            Value (Note 1)
----------------------------------------------------------------------------------------
Drugs & Healthcare  16.7%
     18,000   Aetna, Inc.                                           $    1,109,160
     27,500   Amgen, Inc.(a)                                             1,913,450
     20,500   Boston Scientific Corp.(a)                                 1,296,215
     35,000   Cardinal Health, Inc.                                      1,916,250
     36,000   Caremark Rx, Inc.(a)                                         900,720
     19,000   Gilead Sciences, Inc.(a)                                   1,296,750
     76,500   Medtronic, Inc.                                            3,939,750
    121,400   Pfizer, Inc.                                               4,049,905
     15,500   Teva Pharmaceutical Industries Ltd. - ADR
               (Israel)(a)                                                 888,770
     24,000   Wyeth                                                      1,093,920
                                                                    --------------
                                                                        18,404,890
-------------------------------------------------------------------------------------
Educational Services  0.9%
     15,500   Apollo Group, Inc. (Class A)(a)                            1,003,780
-------------------------------------------------------------------------------------
Financial Services  6.1%
     34,300   Capital One Financial Corp.                                1,643,313
     74,100   Morgan Stanley                                             3,515,304
     36,000   SLM Corp.                                                  1,492,560
                                                                    --------------
                                                                         6,651,177
-------------------------------------------------------------------------------------
Food & Beverages  0.8%
     16,500   Anheuser-Busch Cos., Inc.                                    855,030
-------------------------------------------------------------------------------------
Insurance  3.4%
     47,500   American International Group, Inc.                         3,049,500
     14,000   Radian Group, Inc.                                           655,340
                                                                    --------------
                                                                         3,704,840
-------------------------------------------------------------------------------------
Internet  0.8%
     61,600   Juniper Networks, Inc.(a)                                    888,888
-------------------------------------------------------------------------------------
Media  3.0%
     73,000   AOL Time Warner, Inc.(a)                                   1,126,390
     39,189   Comcast Corp. (Class A)(a)                                 1,188,210
     28,000   EchoStar Communications Corp. (Class A)(a)                 1,015,560
                                                                    --------------
                                                                         3,330,160

    See Notes to Financial Statements                                     37

      Strategic Partners Style Specific Funds
Strategic Partners Large Capitalization Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
Oil Field/Equipment & Services  1.9%
     15,000   Apache Corp.                                          $      929,400
     34,000   BJ Services Co.(a)                                         1,164,500
                                                                    --------------
                                                                         2,093,900
-------------------------------------------------------------------------------------
Paper & Forest Products  1.1%
     30,500   International Paper Co.                                    1,193,160
-------------------------------------------------------------------------------------
Restaurants  1.9%
     24,000   Brinker International, Inc.(a)                               840,000
     56,000   McDonald's Corp.                                           1,288,560
                                                                    --------------
                                                                         2,128,560
-------------------------------------------------------------------------------------
Retail  6.8%
     36,000   Amazon.com, Inc.(a)                                        1,501,920
     23,500   Costco Wholesale Corp.(a)                                    870,675
     69,400   Gap, Inc. (The)                                            1,248,506
     32,500   Home Depot, Inc. (The)                                     1,014,000
     80,500   Staples, Inc.(a)                                           1,621,270
     21,000   Wal-Mart Stores, Inc.                                      1,174,110
                                                                    --------------
                                                                         7,430,481
-------------------------------------------------------------------------------------
Semiconductors & Equipment  16.6%
     15,100   Analog Devices, Inc.(a)                                      573,045
    207,500   Applied Materials, Inc.(a)                                 4,046,250
     60,000   Intel Corp.                                                1,497,000
    109,000   Linear Technology Corp.                                    4,019,920
    101,500   Maxim Integrated Products, Inc.                            3,966,620
    155,300   Xilinx, Inc.(a)                                            4,081,284
                                                                    --------------
                                                                        18,184,119
-------------------------------------------------------------------------------------
Telecommunications  2.8%
    146,000   AT&T Wireless Services, Inc.(a)                            1,245,380
     80,000   Corning, Inc.(a)                                             651,200
     28,500   UTStarcom, Inc.(a)                                         1,213,245
                                                                    --------------
                                                                         3,109,825
                                                                    --------------
              Total long-term investments (cost $118,172,153)          107,574,748
                                                                    --------------

    38                                     See Notes to Financial Statements

      Strategic Partners Style Specific Funds
Strategic Partners Large Capitalization Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT  1.3%
-------------------------------------------------------------------------------------
Mutual Fund Shares
  1,434,835   Dryden Core Investment Fund--Taxable Money Market
               Series
               (cost $1,434,835; Note 3)                            $    1,434,835
                                                                    --------------
              Total Investments  99.4%
               (cost $119,606,988; Note 5)                             109,009,583
              Assets in excess of other liabilities  0.6%                  667,361
                                                                    --------------
              Net Assets 100%                                       $  109,676,944
                                                                    --------------
                                                                    --------------

------------------------------
(a) Non-income producing security.
ADR--American Depository Receipt

    See Notes to Financial Statements                                     39

      Strategic Partners Style Specific Funds
Strategic Partners Large Capitalization Value Fund
             Portfolio of Investments as of July 31, 2003

Shares        Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  98.4%
Common Stocks
-------------------------------------------------------------------------------------
Aerospace / Defense  0.8%
     800   Boeing Co.                                               $       26,496
     100   General Dynamics Corp.                                            7,934
   1,900   Lockheed Martin Corp.                                            99,446
   1,000   Northrop Grumman Corp.                                           92,240
   2,500   United Technologies Corp.                                       188,075
                                                                    --------------
                                                                           414,191
-------------------------------------------------------------------------------------
Agriculture  0.2%
   4,600   Monsanto Co.                                                    105,800
-------------------------------------------------------------------------------------
Apparel Retail  0.6%
     200   GAP, Inc. (The)                                                   3,598
   3,500   Jones Apparel Group, Inc.(a)                                    101,325
   3,300   Nike, Inc. (Class B)                                            170,742
                                                                    --------------
                                                                           275,665
-------------------------------------------------------------------------------------
Automobiles & Trucks  1.4%
  29,980   Delphi Corp.                                                    251,832
  29,018   Ford Motor Co.                                                  320,939
     700   General Motors Corp.                                             26,201
     400   Harley-Davidson, Inc.                                            18,752
   1,300   Lear Corp.(a)                                                    67,574
                                                                    --------------
                                                                           685,298
-------------------------------------------------------------------------------------
Banking & Financial Services  16.8%
   2,500   Ambac Financial Group, Inc.                                     164,675
   2,400   AmSouth Bancorp.                                                 52,008
   1,500   Astoria Financial Corp.                                          42,210
   5,400   Bank of America Corp.                                           445,878
   3,100   Bank One Corp.                                                  122,636
   3,900   Capital One Financial Corp.                                     186,849
  35,200   CIT Group, Inc.                                                 981,376
  23,500   Citigroup, Inc.                                               1,052,800
   1,000   City National Corp.                                              50,350

    40                                     See Notes to Financial Statements

      Strategic Partners Style Specific Funds
Strategic Partners Large Capitalization Value Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares     Description                                              Value (Note 1)
----------------------------------------------------------------------------------------
        900   Compass Bancshares, Inc.                              $       30,411
      3,800   Countrywide Financial Corp.                                  253,878
        100   E*TRADE Group, Inc.(a)                                           916
        200   Fannie Mae                                                    12,808
      1,500   First Data Corp.                                              56,640
      1,600   First Tennessee National Corp.                                68,640
        200   FirstMerit Corp.                                               4,774
      1,600   FleetBoston Financial Corp.                                   49,744
      3,300   Freddie Mac                                                  161,205
      3,200   Goldman Sachs Group, Inc.                                    278,848
      2,600   GreenPoint Financial Corp.                                   130,676
      2,800   Hibernia Corp. (Class A)                                      56,028
      1,300   John Hancock Financial Services, Inc.                         42,445
     13,970   KeyCorp.                                                     375,933
      2,000   Marshall & Ilsley Corp.                                       62,640
      1,900   MBIA, Inc.                                                    96,178
      2,300   MBNA Corp.                                                    51,267
      4,200   Mellon Financial Corp.                                       127,050
      4,900   Merrill Lynch & Co., Inc.                                    266,413
      8,500   Morgan Stanley                                               403,240
      1,000   National Commerce Financial Corp.                             24,500
      3,000   North Fork Bancorportion, Inc.                               105,150
      2,100   PNC Financial Services Group                                 102,795
      4,900   SouthTrust Corp.                                             140,434
      1,500   Sovereign BanCorp, Inc.                                       26,910
      3,900   SunTrust Banks, Inc.                                         237,510
     17,400   U.S. Bancorp.                                                426,648
      6,320   UnionBanCal Corp.                                            282,314
      9,500   Wachovia Corp.                                               415,055
     17,255   Washington Mutual, Inc.                                      681,227
      3,000   Wells Fargo & Co.                                            151,590
                                                                    --------------
                                                                         8,222,649
-------------------------------------------------------------------------------------
Building & Construction  1.4%
      8,700   Lennar Corp. (Class A)                                       567,153
        870   Lennar Corp. (Class B)                                        54,071
      2,800   Masco Corp.                                                   68,236
                                                                    --------------
                                                                           689,460

    See Notes to Financial Statements                                     41

      Strategic Partners Style Specific Funds
Strategic Partners Large Capitalization Value Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
Business Services  1.2%
        300   BearingPoint, Inc.(a)                                 $        3,300
     33,500   Cendant Corp.(a)                                             601,325
                                                                    --------------
                                                                           604,625
-------------------------------------------------------------------------------------
Chemicals  2.3%
      3,200   Air Products & Chemicals, Inc.                               148,736
     12,435   Dow Chemical Co.                                             438,956
      5,400   Eastman Chemical Co.                                         196,020
        100   Goodrich Corp.                                                 2,300
      1,000   PPG Industries, Inc.                                          56,470
      3,000   Praxair, Inc.                                                193,980
      1,600   Rohm and Haas Co.                                             56,592
                                                                    --------------
                                                                         1,093,054
-------------------------------------------------------------------------------------
Computer Hardware & Software  7.3%
     47,300   Computer Associates International, Inc.                    1,203,785
      1,200   Computer Sciences Corp.(a)                                    48,684
      1,700   Dell Inc.(a)                                                  57,256
        300   Electronic Arts, Inc.(a)                                      25,200
     35,200   Electronic Data Systems Corp.                                783,904
      1,700   EMC Corp.(a)                                                  18,088
     96,100   Gateway, Inc.(a)                                             491,071
      9,800   Hewlett-Packard Co.                                          207,466
      4,100   International Business Machines Corp.                        333,125
      1,000   Microsoft Corp.                                               26,400
      7,800   Raytheon Co.                                                 239,460
      3,200   Siebel Systems, Inc.(a)                                       30,016
     19,400   Sun Microsystems, Inc.(a)                                     72,556
                                                                    --------------
                                                                         3,537,011
-------------------------------------------------------------------------------------
Consumer Discretionary  2.2%
        300   Black & Decker Corp.                                          12,258
     21,200   Eastman Kodak Co.                                            585,756
      6,550   Fortune Brands, Inc.                                         364,246
      1,500   Hasbro, Inc.                                                  28,275
      3,500   Mattel, Inc.                                                  68,005
                                                                    --------------
                                                                         1,058,540

    42                                     See Notes to Financial Statements

      Strategic Partners Style Specific Funds
Strategic Partners Large Capitalization Value Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
Consumer Staples  4.6%
     10,800   Albertson's, Inc.                                     $      203,688
     38,340   Altria Group, Inc.                                         1,533,983
      2,800   Gillette Co.                                                  86,128
      3,900   Procter & Gamble Co.                                         342,693
      1,000   SYSCO Corp.                                                   30,130
      2,500   Kroger Co. (The)(a)                                           42,375
                                                                    --------------
                                                                         2,238,997
-------------------------------------------------------------------------------------
Distributors  0.1%
        600   W.W. Grainger, Inc.                                           29,520
-------------------------------------------------------------------------------------
Diversified Manufacturing  2.4%
        100   American Standard Cos., Inc.(a)                                7,640
      4,500   Honeywell International, Inc.                                127,260
        400   ITT Industries, Inc.                                          26,680
      1,700   Johnson Controls, Inc.                                       164,237
        300   Newell Rubbermaid, Inc.                                        7,089
     46,100   Tyco International Ltd. (Bermuda)                            857,460
                                                                    --------------
                                                                         1,190,366
-------------------------------------------------------------------------------------
Drugs & Healthcare  5.8%
     19,600   Aetna, Inc.                                                1,207,752
        400   Anthem, Inc.(a)                                               30,204
     10,500   Bausch & Lomb, Inc.                                          443,835
      6,800   Bristol-Myers Squibb Co.                                     178,160
        200   Eli Lilly & Co.                                               13,168
        500   Forest Laboratories, Inc.(a)                                  23,940
        400   Gilead Sciences, Inc.(a)                                      27,300
        600   Guidant Corp.                                                 28,332
      1,100   Human Genome Sciences, Inc.(a)                                15,103
        700   MedImmune, Inc.(a)                                            27,433
      4,500   Merck & Co., Inc.                                            248,760
      1,300   Schering-Plough Corp.                                         22,074
     35,500   Tenet Healthcare Corp.(a)                                    489,190
        600   Watson Pharmaceuticals, Inc.(a)                               23,964
      1,400   Wyeth                                                         63,812
                                                                    --------------
                                                                         2,843,027

    See Notes to Financial Statements                                     43

      Strategic Partners Style Specific Funds
Strategic Partners Large Capitalization Value Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
Entertainment & Leisure  1.3%
        400   Harrah's Entertainment, Inc.                          $       17,460
     12,900   Mandalay Resort Group                                        448,404
        100   Marriott International, Inc. (Class A)                         4,110
     17,400   Park Place Entertainment Corp.(a)                            155,730
                                                                    --------------
                                                                           625,704
-------------------------------------------------------------------------------------
Food & Beverages  1.3%
      2,800   Archer-Daniels-Midland Co.                                    36,792
      6,300   Coca-Cola Co.                                                283,311
        300   General Mills, Inc.                                           13,761
        100   Heinz (HJ) Co. of Canada Ltd. (Canada)                         3,406
        200   Hershey Foods Corp.                                           14,562
      1,500   Kellogg Co.                                                   51,495
      2,100   Kraft Foods, Inc. (Class A)                                   58,401
      8,700   Sara Lee Corp.                                               162,603
                                                                    --------------
                                                                           624,331
-------------------------------------------------------------------------------------
Industrial Machinery  0.4%
      1,000   Deere & Co.                                                   50,780
        600   Eaton Corp.                                                   50,502
      1,400   Ingersoll-Rand Co. (Class A)                                  75,936
        300   SPX Corp.(a)                                                  14,127
                                                                    --------------
                                                                           191,345
-------------------------------------------------------------------------------------
Insurance  10.7%
     13,600   Allmerica Financial Corp.(a)                                 303,824
     28,400   Allstate Corp.                                             1,080,052
      1,600   American International Group, Inc.                           102,720
      5,300   Aon Corp.                                                    127,465
      3,400   CIGNA Corp.                                                  159,052
      3,730   Lincoln National Corp.                                       139,278
     42,790   MetLife, Inc.                                              1,186,138
     25,500   Principal Financial Group, Inc.                              831,300
      1,600   Protective Life Corp.                                         46,624
        600   SAFECO Corp.                                                  22,338
     25,650   St. Paul Companies., Inc.                                    902,111

    44                                     See Notes to Financial Statements

      Strategic Partners Style Specific Funds
Strategic Partners Large Capitalization Value Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
      1,300   The Hartford Financial Services Group, Inc.           $       67,847
      1,400   Torchmark Corp.                                               56,896
      8,300   Travelers Property Casualty Corp.                            134,460
      1,700   Travelers Property Casualty Corp. (Class B)                   27,438
      2,700   UnumProvident Corp.                                           36,666
                                                                    --------------
                                                                         5,224,209
-------------------------------------------------------------------------------------
Investment Company  0.2%
      2,130   iShares Russell 1000 Value Index Fund                        109,546
-------------------------------------------------------------------------------------
Media & Entertainment  2.7%
     17,600   AOL Time Warner, Inc.(a)                                     271,568
        300   Comcast Corp. (Class A)(a)                                     9,096
      6,200   Comcast Corp. (Special Class A)(a)                           181,660
        600   COX Communications, Inc. (Class A)(a)                         19,074
        500   E.W. Scripps Co. (The) (Class A)                              41,480
      1,400   Fox Entertainment Group, Inc. (Class A)(a)                    42,378
      1,200   Gannett Co., Inc.                                             92,196
        500   Knight-Ridder, Inc.                                           34,315
      9,100   Liberty Media Corp. (Class A)(a)                             100,919
      1,600   Tribune Co.                                                   75,552
      7,300   Viacom, Inc. (Class B)                                       317,696
      6,100   Walt Disney Co. (The)                                        133,712
                                                                    --------------
                                                                         1,319,646
-------------------------------------------------------------------------------------
Metals  2.6%
     44,772   Alcoa, Inc.                                                1,243,318
      2,800   United States Steel Corp.                                     44,128
                                                                    --------------
                                                                         1,287,446
-------------------------------------------------------------------------------------
Networking  0.3%
      7,300   Cisco Systems, Inc.(a)                                       142,496
      1,300   Juniper Networks, Inc.(a)                                     18,759
                                                                    --------------
                                                                           161,255
-------------------------------------------------------------------------------------
Oil & Gas Exploration & Production  5.7%
      5,600   Anadarko Petroleum Corp.                                     245,280
      3,800   ChevronTexaco Corp.                                          274,018

    See Notes to Financial Statements                                     45

      Strategic Partners Style Specific Funds
Strategic Partners Large Capitalization Value Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
      6,300   ConocoPhillips                                        $      329,742
        900   Cooper Cameron Corp.(a)                                       43,029
      4,900   Devon Energy Corp.                                           232,113
        400   Diamond Offshore Drilling, Inc.                                7,784
      8,000   Dynegy, Inc.(a)                                               25,360
      3,600   El Paso Corp.                                                 25,344
     24,500   ExxonMobil Corp.                                             871,710
      7,770   Occidental Petroleum Corp.                                   254,001
      2,400   Rowan Cos., Inc.(a)                                           52,680
      9,788   Sunoco, Inc.                                                 362,156
      1,000   Transocean, Inc.(a)                                           19,570
      1,300   Valero Energy Corp.                                           47,320
                                                                    --------------
                                                                         2,790,107
-------------------------------------------------------------------------------------
Paper & Forest Products  1.2%
      1,800   Bowater, Inc.                                                 69,336
      2,100   Georgia-Pacific Corp.                                         45,885
        500   Smurfit-Stone Container Corp.(a)                               7,485
        500   Temple-Inland, Inc.                                           23,195
      7,400   Weyerhaeuser Co.                                             416,546
                                                                    --------------
                                                                           562,447
-------------------------------------------------------------------------------------
Real Estate Investment Trusts  1.5%
        800   Archstone-Smith Trust                                         20,680
        800   Arden Realty, Inc.                                            22,400
        400   Camden Property Trust                                         14,924
        900   CarrAmerica Realty Corp.                                      26,289
        100   Chelsea Property Group, Inc.                                   4,360
        900   Developers Diversified Realty Corp.                           26,730
      1,600   Duke Realty Corp.                                             46,112
      5,500   Equity Office Properties Trust                               152,570
      1,400   Equity Residential                                            39,060
        600   General Growth Properties, Inc.                               40,908
        500   Highwoods Properties, Inc.                                    11,570
        500   Hospitality Properties Trust                                  15,760
        100   Mills Corp. (The)                                              3,561
      7,460   Plum Creek Timber Co., Inc.                                  202,614

    46                                     See Notes to Financial Statements

      Strategic Partners Style Specific Funds
Strategic Partners Large Capitalization Value Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
      2,000   ProLogis                                              $       55,100
      1,000   Rouse Co. (The)                                               39,990
      1,200   United Dominion Realty Trust, Inc.                            21,636
                                                                    --------------
                                                                           744,264
-------------------------------------------------------------------------------------
Restaurants  2.4%
      5,100   McDonald's Corp.                                             117,351
        500   Wendy's International, Inc.                                   14,695
     34,300   Yum! Brands, Inc.(a)                                       1,026,599
                                                                    --------------
                                                                         1,158,645
-------------------------------------------------------------------------------------
Retail  5.9%
      2,300   Abercrombie & Fitch Co. (Class A)(a)                          73,807
      5,700   CVS Corp.                                                    170,943
        400   Family Dollar Stores, Inc.                                    15,004
        700   Federated Department Stores, Inc.(a)                          28,007
      3,400   Home Depot, Inc. (The)                                       106,080
     39,800   J. C. Penney Co., Inc.                                       739,484
        200   Kohl's Corp.(a)                                               11,870
        100   Lowe's Companies, Inc.                                         4,756
     15,150   May Department Stores Co.                                    374,357
     33,280   Sears, Roebuck & Co.                                       1,354,496
                                                                    --------------
                                                                         2,878,804
-------------------------------------------------------------------------------------
Semiconductors  0.4%
      4,000   Altera Corp.(a)                                               76,960
      1,300   Cooper Industries, Ltd.                                       57,629
        500   Intersil Corp.(a)                                             12,330
        500   QLogic Corp.(a)                                               21,075
        400   Xilinx, Inc.(a)                                               10,512
                                                                    --------------
                                                                           178,506
-------------------------------------------------------------------------------------
Telecommunications  4.5%
      5,650   ALLTEL Corp.                                                 264,364
      3,548   AT&T Corp.                                                    75,430
      9,500   AT&T Wireless Services, Inc.(a)                               81,035
      7,300   BellSouth Corp.                                              185,931
      4,200   Corning, Inc.(a)                                              34,188

    See Notes to Financial Statements                                     47

      Strategic Partners Style Specific Funds
Strategic Partners Large Capitalization Value Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
      2,300   General Motors Corp. (Class H)(a)                     $       31,579
      4,500   Motorola, Inc.                                                40,680
      1,900   NCR Corp.(a)                                                  52,383
      2,100   Qwest Communications International, Inc.(a)                    8,379
     29,510   SBC Communications, Inc.                                     689,354
      1,400   Sprint Corp. (PCS Group)(a)                                    8,610
      2,000   Tellabs, Inc.(a)                                              13,460
     19,727   Verizon Communications, Inc.                                 687,683
                                                                    --------------
                                                                         2,173,076
-------------------------------------------------------------------------------------
Transportation  1.2%
      2,200   Burlington Northern Santa Fe Corp.                            60,632
      1,300   CSX Corp.                                                     40,690
        700   FedEx Corp.                                                   45,073
      1,400   Norfolk Southern Corp.                                        26,922
      7,200   Teekay Shipping Corp.                                        317,376
      1,200   Union Pacific Corp.                                           73,128
                                                                    --------------
                                                                           563,821
-------------------------------------------------------------------------------------
Utilities  7.0%
        900   Ameren Corp.                                                  37,584
     30,514   American Electric Power Co., Inc.                            856,222
      3,200   Cinergy Corp.                                                108,864
      1,500   Constellation Energy Group, Inc.                              50,100
      2,400   Dominion Resources, Inc.                                     144,240
     11,590   DTE Energy Co.                                               413,879
      5,500   Edison International(a)                                       90,255
      6,100   Entergy Corp.                                                314,211
      6,010   Exelon Corp.                                                 345,395
      9,608   FirstEnergy Corp.                                            331,380
      1,600   NiSource, Inc.                                                30,880
      6,600   OGE Energy Corp.                                             131,472
      1,800   Pepco Holdings, Inc.                                          31,176
      6,400   PG&E Corp.(a)                                                137,280
      2,000   Pinnacle West Capital Corp.                                   68,640
      1,300   PPL Corp.                                                     51,467
      1,200   Progress Energy, Inc.                                         48,888

    48                                     See Notes to Financial Statements

      Strategic Partners Style Specific Funds
Strategic Partners Large Capitalization Value Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
      2,000   Public Service Enterprise Group, Inc.                 $       81,500
      1,000   Scana Corp.                                                   33,200
      7,200   Xcel Energy, Inc.                                            104,256
                                                                    --------------
                                                                         3,410,889
-------------------------------------------------------------------------------------
Waste Management  2.0%
     40,240   Waste Management, Inc.                                       961,334
                                                                    --------------
              Total long-term investments (cost $42,864,132)            47,953,578
                                                                    --------------
SHORT-TERM INVESTMENT  1.5%
-------------------------------------------------------------------------------------
Mutual Fund
    736,557   Dryden Core Investment Fund--Taxable Money Market
               Series (cost $736,557; Note 3)                              736,557
                                                                    --------------
              Total Investments  99.9%
               (cost $43,600,689; Note 5)                               48,690,135
              Other assets in excess of liabilities  0.1%                   44,579
                                                                    --------------
              Net Assets  100.0%                                    $   48,734,714
                                                                    --------------
                                                                    --------------

------------------------------
(a) Non-income producing security.

    See Notes to Financial Statements                                     49

      Strategic Partners Style Specific Funds
Strategic Partners Small Capitalization Growth Fund
             Portfolio of Investments as of July 31, 2003

Shares        Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  96.6%
Common Stocks
-------------------------------------------------------------------------------------
Airlines  0.4%
   4,150   SkyWest, Inc.                                             $      77,564
-------------------------------------------------------------------------------------
Banks  2.8%
   1,379   CVB Financial Corp.                                              27,180
   1,850   East West Bancorp, Inc.                                          79,976
   4,475   Investors Financial Services Corp.                              142,618
   5,100   Southwest Bancorp of Texas, Inc.(a)                             181,050
   2,529   Texas Regional Bancshares, Inc. (Class A)                        83,406
                                                                     -------------
                                                                           514,230
-------------------------------------------------------------------------------------
Biotechnology  0.7%
   3,100   Atrix Laboratories, Inc.(a)                                      76,260
   1,350   Charles River Laboratories International, Inc.(a)                50,166
                                                                     -------------
                                                                           126,426
-------------------------------------------------------------------------------------
Building & Construction  0.7%
   4,675   Toll Brothers, lnc.(a)                                          123,888
-------------------------------------------------------------------------------------
Cable  0.7%
  12,750   Mediacom Communications Corp.(a)                                120,105
-------------------------------------------------------------------------------------
Chemicals  0.8%
   2,375   Cabot Microelectronics Corp.(a)                                 147,511
-------------------------------------------------------------------------------------
Commercial Services  6.1%
   5,250   Alliance Data Systems Corp.(a)                                  143,850
   9,260   CSG Systems International, Inc.(a)                              139,733
   4,400   Documentum, Inc.(a)                                              75,460
   3,900   Fair Isaac Corp.                                                210,756
   1,075   G & K Services, Inc. (Class A)                                   33,615
   7,600   ICT Group, Inc.(a)                                               71,820
   3,617   Iron Mountain, Inc.(a)                                          132,382
   3,350   Ritchie Bros. Auctioneers, Inc.(a)                              131,756
   5,640   Tech Data Corp.(a)                                              176,532
                                                                     -------------
                                                                         1,115,904
-------------------------------------------------------------------------------------
Communications Equipment  0.7%
  11,275   Andrew Corp.(a)                                                 122,785

    50                                     See Notes to Financial Statements

      Strategic Partners Style Specific Funds
Strategic Partners Small Capitalization Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares     Description                                               Value (Note 1)
----------------------------------------------------------------------------------------
Computer Services  3.1%
      4,350   FactSet Research Systems, Inc.                        $      200,100
      8,950   Pegasus Solutions, Inc.(a)                                   133,355
      3,850   United Online, Inc.(a)                                       120,621
      4,850   West Corp.(a)                                                117,952
                                                                    --------------
                                                                           572,028
-------------------------------------------------------------------------------------
Computers & Business Equipment  5.8%
     23,275   Adaptec, Inc.(a)                                             157,572
      8,075   Avocent Corp.(a)                                             216,249
      3,380   CDW Corp.                                                    161,834
     10,875   Emulex Corp.(a)                                              221,305
     30,925   Enterasys Networks, Inc.(a)                                  143,492
     14,490   Falcon Products, Inc.(a)                                      60,858
     11,550   Maxtor Corp.(a)                                              115,500
                                                                    --------------
                                                                         1,076,810
-------------------------------------------------------------------------------------
Construction & Engineering  1.1%
      4,600   Jacobs Engineering Group, Inc.(a)                            201,664
-------------------------------------------------------------------------------------
Diversified Manufacturing  1.5%
      3,750   Applied Films Corp.(a)                                        93,225
      3,550   Fisher Scientific International, Inc.(a)                     134,190
      1,400   Wilson Greatbatch Technologies, Inc.(a)                       54,754
                                                                    --------------
                                                                           282,169
-------------------------------------------------------------------------------------
Drugs & Healthcare  4.4%
      6,200   Alkermes, Inc.(a)                                             81,840
      3,575   CONMED Corp.(a)                                               73,538
      5,000   Connetics Corp.(a)                                            90,800
      2,650   Cooper Companies, Inc. (The)                                  92,883
      8,200   Covance, Inc.(a)                                             169,739
      3,700   D & K Healthcare Resources, Inc.                              55,167
      1,800   Diagnostic Products Corp.                                     68,940
      4,400   ILEX Oncology, Inc.(a)                                        73,436
      3,100   OSI Pharmaceuticals, Inc.(a)                                 104,191
                                                                    --------------
                                                                           810,534

    See Notes to Financial Statements                                     51

      Strategic Partners Style Specific Funds
Strategic Partners Small Capitalization Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
Educational Services  0.9%
      6,440   Sylvan Learning Systems, Inc.(a)                      $      171,240
-------------------------------------------------------------------------------------
Electronics & Electronic Components  9.5%
      6,225   Benchmark Electronics, Inc.(a)                               247,754
      8,290   Electronics for Imaging, Inc.(a)                             174,090
     11,050   Global Imaging Systems, Inc.(a)                              281,664
      1,400   OmniVision Technologies, Inc.(a)                              56,826
      6,550   Photronics, Inc.(a)                                          120,193
      5,675   Planar Systems, Inc.(a)                                      136,881
      4,875   Rogers Corp.(a)                                              143,715
     11,650   SeaChange International, Inc.(a)                             122,325
     11,075   Semtech Corp.(a)                                             182,738
      4,030   Technitrol, Inc.(a)                                           75,643
      4,330   Woodhead Industries, Inc.                                     65,946
      5,150   Zoran Corp.(a)                                               139,617
                                                                    --------------
                                                                         1,747,392
-------------------------------------------------------------------------------------
Financial Services  8.6%
      6,275   Affiliated Managers Group, Inc.(a)                           410,510
      6,389   Financial Federal Corp.(a)                                   193,587
      7,525   Gabelli Asset Management, Inc.(a)                            269,395
      4,050   Hilb, Rogal and Hamilton Co.                                 136,364
     11,450   Interactive Data Corp.(a)                                    191,330
     12,700   Jefferies Group, Inc.                                        376,999
                                                                    --------------
                                                                         1,578,185
-------------------------------------------------------------------------------------
Food & Beverages  1.9%
      9,325   Performance Food Group Co.(a)                                352,299
-------------------------------------------------------------------------------------
Gaming  1.7%
      9,400   Alliance Gaming Corp.(a)                                     200,502
      4,000   Shuffle Master, Inc.(a)                                      117,080
                                                                    --------------
                                                                           317,582

    52                                     See Notes to Financial Statements

      Strategic Partners Style Specific Funds
Strategic Partners Small Capitalization Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
Home Furnishings  0.9%
      1,350   American Woodmark Corp.                               $       67,973
      2,500   Ethan Allen Interiors, Inc.                                   88,850
                                                                    --------------
                                                                           156,823
-------------------------------------------------------------------------------------
Insurance  0.8%
      5,400   ProAssurance Corp.(a)                                        152,010
-------------------------------------------------------------------------------------
Media  10.3%
      5,950   DoubleClick, Inc.(a)                                          66,759
      5,575   Emmis Communications Corp.(a)                                111,556
     10,925   Entravision Communications Corp. (Class A)(a)                116,351
      5,225   Getty Images, Inc.(a)                                        199,229
     12,000   Gray Television, Inc.                                        154,680
     45,036   Hollywood Media Corp.(a)                                      55,845
      6,390   Information Holdings, Inc.(a)                                104,732
     20,600   Insight Communications Co., Inc.(a)                          280,160
      2,550   Leapfrog Enterprises, Inc.(a)                                 77,265
      7,800   Salem Communications Corp. (Class A)(a)                      172,068
      6,300   SBS Broadcasting SA(a)                                       137,025
      6,650   ValueClick, Inc.(a)                                           53,865
     21,055   Valuevision Media, Inc. (Class A)(a)                         365,303
                                                                    --------------
                                                                         1,894,838
-------------------------------------------------------------------------------------
Medical Products & Services  9.6%
      6,875   American Medical Systems Holdings, Inc.(a)                   123,544
      2,950   INAMED Corp.(a)                                              195,880
      8,690   Myriad Genetics, Inc.(a)                                     132,001
      8,350   NDCHealth Corp.                                              167,084
      5,400   Nektar Therapeutics(a)                                        47,736
      8,530   STAAR Surgical Co.(a)                                         98,522
      3,350   Sunrise Senior Living, Inc.(a)                                83,415
      8,000   United Surgical Partners International, Inc.(a)              207,519
      9,000   VCA Antech, Inc.(a)                                          204,111

    See Notes to Financial Statements                                     53

      Strategic Partners Style Specific Funds
Strategic Partners Small Capitalization Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
      3,505   Ventana Medical Systems, Inc.(a)                      $      131,052
      8,035   Vertex Pharmaceuticals, Inc.(a)                              116,427
      6,450   Wright Medical Group, Inc.(a)                                165,249
      3,275   Zoll Medical Corp.(a)                                        102,966
                                                                    --------------
                                                                         1,775,506
-------------------------------------------------------------------------------------
Mining  0.2%
      2,100   Arch Coal, Inc.                                               43,155
-------------------------------------------------------------------------------------
Oil & Gas  4.1%
      3,825   Cal Dive International, Inc.(a)                               75,735
      3,775   Dril-Quip, Inc.(a)                                            59,268
      4,025   Hydril Co.(a)                                                 91,287
      7,950   Key Energy Services, Inc.(a)                                  74,015
      6,965   Newfield Exploration Co.(a)                                  251,644
      4,350   Unit Corp.(a)                                                 85,130
      5,550   Universal Compression Holdings, Inc.(a)                      110,167
                                                                    --------------
                                                                           747,246
-------------------------------------------------------------------------------------
Real Estate Investment Trusts  1.1%
      8,400   American Financial Realty Trust                              123,816
      1,900   Chelsea Property Group, Inc.                                  82,840
                                                                    --------------
                                                                           206,656
-------------------------------------------------------------------------------------
Restaurants  1.0%
      8,200   Ruby Tuesday, Inc.                                           186,632
-------------------------------------------------------------------------------------
Retail  6.2%
      5,650   99 Cents Only Stores(a)                                      193,229
      2,700   AnnTaylor Stores Corp.(a)                                     76,275
      3,050   Finish Line, Inc. (The)(Class A)(a)                           68,229
      3,800   Guitar Center, Inc.(a)                                       128,060
      3,800   Men's Wearhouse, Inc. (The)(a)                                96,178
      4,790   Mettler - Toledo International, Inc.(a)                      167,171
      6,950   PETCO Animal Supplies, Inc.(a)                               174,376
      4,893   Tuesday Morning Corp.(a)                                     138,863
      2,450   Urban Outfitters, Inc.(a)                                     97,363
                                                                    --------------
                                                                         1,139,744

    54                                     See Notes to Financial Statements

      Strategic Partners Style Specific Funds
Strategic Partners Small Capitalization Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
Semiconductors  0.5%
        893   FormFactor, Inc.(a)                                   $       16,646
     11,950   GlobespanVirata, Inc.(a)                                      82,455
                                                                    --------------
                                                                            99,101
-------------------------------------------------------------------------------------
Software  5.7%
      7,775   Catapult Communications Corp.(a)                              94,855
     11,975   Jack Henry & Associates, Inc.                                223,812
     19,750   Lawson Software, Inc.(a)                                     143,385
      4,550   National Instruments Corp.                                   162,026
      5,864   Packeteer, Inc.(a)                                            71,072
     11,300   Pinnacle Systems, Inc.(a)                                     93,112
      9,185   SERENA Software, Inc.(a)                                     173,505
     18,890   Witness Systems, Inc.(a)                                      80,283
                                                                    --------------
                                                                         1,042,050
-------------------------------------------------------------------------------------
Telecommunications  2.3%
     27,394   LCC International, Inc. (Class A)(a)                         102,728
     15,150   Nextel Partners, Inc. (Class A)(a)                           134,380
      4,175   SpectraLink Corp.(a)                                          69,222
      8,280   Tekelec(a)                                                   121,467
                                                                    --------------
                                                                           427,797
-------------------------------------------------------------------------------------
Transportation  1.9%
      3,200   Forward Air Corp.(a)                                          94,688
      3,500   Knight Transportation, Inc.(a)                                92,750
      4,650   UTI Worldwide, Inc.                                          164,075
                                                                    --------------
                                                                           351,513
-------------------------------------------------------------------------------------
Waste Management  0.6%
      2,625   Stericycle, Inc.(a)                                          118,466
                                                                    --------------
              Total long-term investments (cost $16,747,296)            17,799,853
                                                                    --------------

    See Notes to Financial Statements                                     55

      Strategic Partners Style Specific Funds
Strategic Partners Small Capitalization Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT  4.5%
Mutual Fund
    830,444   Dryden Core Investment Fund--Taxable Money Market
               Series (cost $830,444; Note 3)                       $      830,444
                                                                    --------------
              Total Investments  101.1%
               (cost $17,577,740; Note 5)                               18,630,297
              Liabilities in excess of other assets--(1.1%)               (196,414)
                                                                    --------------
              Net Assets  100%                                      $   18,433,883
                                                                    --------------
                                                                    --------------

------------------------------
(a) Non-income producing security.

    56                                     See Notes to Financial Statements

      Strategic Partners Style Specific Funds
Strategic Partners Small Capitalization Value Fund
             Portfolio of Investments as of July 31, 2003

Shares        Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  97.4%
Common Stocks
-------------------------------------------------------------------------------------
Aerospace/Defense  0.9%
     2,600   Kaydon Corp.                                            $      61,438
     7,100   Moog, Inc. (Class A)(a)                                       262,700
     3,944   United Defense Industries, Inc.(a)                            100,138
                                                                     -------------
                                                                           424,276
-------------------------------------------------------------------------------------
Auto Related  3.3%
     5,905   ArvinMeritor, Inc.                                            107,766
     1,735   BorgWarner, Inc.                                              115,846
    40,070   CSK Auto Corp.(a)                                             593,037
     8,370   Navistar International Corp.(a)                               326,597
     5,500   Snap-on, Inc.                                                 155,760
     4,500   Winnebago Industries, Inc.                                    178,020
                                                                     -------------
                                                                         1,477,026
-------------------------------------------------------------------------------------
Banks & Savings & Loans  5.2%
     7,400   Astoria Financial Corp.                                       208,236
    23,600   BankUnited Financial Corp. (Class A)(a)                       483,800
     6,000   Commerce Bancorp., Inc.                                       243,060
     5,176   Commercial Federal Corp.                                      118,323
     6,135   First Federal Capital Corp.                                   126,258
     9,793   Fulton Financial Corp.                                        197,917
     4,300   Hibernia Corp. (Class A)                                       86,043
     2,992   MAF Bancorp, Inc.                                             119,680
     6,690   Provident Financial Group, Inc.                               176,884
     8,687   Sky Financial Group, Inc.                                     201,538
     6,720   Trustmark Corp.                                               182,179
     5,362   Whitney Holding Corp.                                         185,257
                                                                     -------------
                                                                         2,329,175
-------------------------------------------------------------------------------------
Building & Construction  0.3%
     3,960   Lafarge North America, Inc.                                   132,660
-------------------------------------------------------------------------------------
Business Services  6.2%
    66,600   Administaff, Inc.(a)                                          846,485

    See Notes to Financial Statements                                     57

      Strategic Partners Style Specific Funds
Strategic Partners Small Capitalization Value Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares       Description                                             Value (Note 1)
----------------------------------------------------------------------------------------
     12,385   BearingPoint, Inc.(a)                                 $      136,235
      6,750   CDI Corp.(a)                                                 184,883
     10,000   Global Payments, Inc.                                        352,100
     10,000   Kelly Services, Inc. (Class A)                               256,600
     31,860   Labor Ready, Inc.(a)                                         272,722
     10,525   Moore Wallace, Inc.(Canada)(a)                               153,034
     27,742   MPS Group, Inc.(a)                                           260,497
     15,900   NDCHealth Corp.                                              318,159
                                                                    --------------
                                                                         2,780,715
-------------------------------------------------------------------------------------
Chemicals  3.8%
      8,505   Albemarle Corp.                                              232,101
      3,800   Ferro Corp.                                                   82,688
      5,395   Georgia Gulf Corp.                                           123,438
     12,349   Hercules, Inc.(a)                                            141,026
     11,680   Olin Corp.                                                   218,182
     11,915   RPM International, Inc.                                      167,644
      6,800   Scotts Co. (Class A)(a)                                      360,400
      4,740   Spartech Corp.                                               107,740
      6,600   Valspar Corp. (The)                                          288,552
                                                                    --------------
                                                                         1,721,771
-------------------------------------------------------------------------------------
Containers & Packaging  0.5%
     11,513   Packaging Corp. of America(a)                                217,596
-------------------------------------------------------------------------------------
Diversified Manufacturing  2.2%
      9,554   CNH Global N.V.(Netherlands)                                  90,667
      4,790   Fisher Scientific International, Inc.(a)                     181,062
     35,110   GrafTech International Ltd.(a)                               242,259
      6,632   Lone Star Technologies, Inc.(a)                              109,826
      5,565   Maverick Tube Corp.(a)                                        91,823
     15,200   Watsco, Inc.                                                 264,936
                                                                    --------------
                                                                           980,573
-------------------------------------------------------------------------------------
Drugs & Healthcare  12.8%
      7,108   Advanced Medical Optics, Inc.(a)                             118,704

    58                                     See Notes to Financial Statements

      Strategic Partners Style Specific Funds
Strategic Partners Small Capitalization Value Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
      5,066   Alpharma, Inc. (Class A)                              $      100,560
      4,540   AMERIGROUP Corp.(a)                                          187,139
      5,950   Barr Laboratories, Inc.(a)                                   401,923
     10,300   Chattem, Inc.(a)                                             180,250
     18,140   Cooper Companies, Inc.                                       635,806
     18,700   Covance, Inc.(a)                                             387,090
      4,690   Coventry Health Care, Inc.(a)                                252,650
     15,200   Diagnostic Products Corp.                                    582,160
      4,485   Invitrogen Corp.(a)                                          232,323
     16,200   K-V Pharmaceutical Co.(a)                                    466,074
      8,700   Lincare Holdings, Inc.(a)                                    316,680
      9,728   Owens & Minor, Inc.                                          243,200
     12,700   Pediatrix Medical Group, Inc.(a)                             517,271
     21,400   Pharmaceutical Product Development, Inc.(a)                  536,070
      7,180   Province Healthcare Co.(a)                                    96,212
     15,900   Quintiles Transnational Corp.(a)                             218,625
     19,900   Serologicals Corp.(a)                                        305,664
                                                                    --------------
                                                                         5,778,401
-------------------------------------------------------------------------------------
Electric Utilities  1.8%
      6,450   ALLETE, Inc.                                                 172,860
      1,805   Hawaiian Electric Industries, Inc.                            76,767
     13,000   PNM Resources, Inc.                                          346,970
      9,790   Puget Energy, Inc.                                           214,107
                                                                    --------------
                                                                           810,704
-------------------------------------------------------------------------------------
Electronics  2.4%
     20,400   FLIR Systems, Inc.(a)                                        552,840
      4,201   Insight Enterprises, Inc.(a)                                  65,326
      9,140   Pioneer-Standard Electronics, Inc.                            82,077
     47,500   Sanmina-SCI Corp.(a)                                         377,150
                                                                    --------------
                                                                         1,077,393
-------------------------------------------------------------------------------------
Financial Services  6.1%
      3,951   Affiliated Managers Group, Inc.(a)                           258,474
     39,100   AmeriCredit Corp.(a)                                         290,513
     13,600   Eaton Vance Corp.                                            455,056

    See Notes to Financial Statements                                     59

      Strategic Partners Style Specific Funds
Strategic Partners Small Capitalization Value Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
      9,400   Jefferies Group, Inc.                                 $      558,078
      2,180   NCO Group, Inc.(a)                                            42,030
     17,350   Raymond James Financial, Inc.                                602,914
      2,732   South Financial Group, Inc. (The)                             67,890
      2,000   Student Loan Corp.                                           244,000
      4,490   Triad Guaranty, Inc.(a)                                      206,540
        274   WSFS Financial Corp.                                          12,119
                                                                    --------------
                                                                         2,737,614
-------------------------------------------------------------------------------------
Food & Beverages  0.9%
      3,702   Performance Food Group Co.(a)                                139,862
     11,635   Smithfield Foods, Inc.(a)                                    247,825
                                                                    --------------
                                                                           387,687
-------------------------------------------------------------------------------------
Gas & Pipeline Utilities  2.5%
      7,580   AGL Resources, Inc.                                          207,844
      7,245   Equitable Resources, Inc.                                    279,874
     24,120   ONEOK, Inc.                                                  503,143
      5,935   Vectren Corp.                                                137,692
                                                                    --------------
                                                                         1,128,553
-------------------------------------------------------------------------------------
Homebuilders  3.0%
     19,800   D.R. Horton, Inc.                                            557,370
     15,900   Hovnanian Enterprises, Inc. (Class A)(a)                     784,665
                                                                    --------------
                                                                         1,342,035
-------------------------------------------------------------------------------------
Hotels & Restaurants  2.7%
     10,400   Brinker International, Inc.(a)                               363,999
      2,894   CBRL Group, Inc.                                             101,985
      6,400   CEC Entertainment, Inc.(a)                                   224,960
      5,004   RARE Hospitality International, Inc.(a)                      174,695
      6,181   Ruby Tuesday, Inc.                                           140,680
      9,000   Sonic Corp.(a)                                               219,960
                                                                    --------------
                                                                         1,226,279
-------------------------------------------------------------------------------------
Household Appliances & Home Furnishings  0.3%
      8,506   Haverty Furniture Companies, Inc.                            140,774

    60                                     See Notes to Financial Statements

      Strategic Partners Style Specific Funds
Strategic Partners Small Capitalization Value Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
Insurance  5.9%
      5,887   AmerUs Group Co.                                      $      180,260
      9,700   Commerce Group, Inc.                                         369,084
      5,710   Delphi Financial Group, Inc. (Class A)                       281,789
      5,643   Harleysville Group, Inc.                                     126,911
      5,740   Odyssey Re Holdings Corp.                                    105,616
     13,900   Philadelphia Consolidated Holding Corp.(a)                   560,725
     29,630   Phoenix Companies, Inc. (The)                                277,337
      8,100   Protective Life Corp.                                        236,034
      2,175   Reinsurance Group of America, Inc.                            77,800
      2,344   RenaissanceRe Holdings Ltd.                                   99,831
      3,330   Scottish Annuity & Life Holdings, Ltd.                        76,091
      5,055   W.R. Berkley Corp.                                           259,271
                                                                    --------------
                                                                         2,650,749
-------------------------------------------------------------------------------------
Leisure  1.3%
      6,925   Brunswick Corp.                                              186,629
      9,605   MTR Gaming Group, Inc.(a)                                     83,083
     17,100   WMS Industries, Inc.(a)                                      304,038
                                                                    --------------
                                                                           573,750
-------------------------------------------------------------------------------------
Machinery  2.1%
      4,240   Cummins, Inc.                                                196,439
     13,865   Joy Global, Inc.(a)                                          218,928
      2,865   Tecumseh Products Co. (Class A)                              104,286
     18,930   Wabtec Corp.                                                 279,407
      4,670   York International Corp.                                     136,878
                                                                    --------------
                                                                           935,938
-------------------------------------------------------------------------------------
Metals & Mining  0.1%
      1,800   Peabody Energy Corp.                                          55,242
-------------------------------------------------------------------------------------
Multimedia  4.0%
     11,535   Belo Corp. (Class A)                                         257,577
      9,600   Harman International Industries, Inc.                        802,560
     10,200   Scholastic Corp.(a)                                          297,534
     43,600   Sinclair Broadcast Group, Inc. (Class A)(a)                  450,388
                                                                    --------------
                                                                         1,808,059

    See Notes to Financial Statements                                     61

      Strategic Partners Style Specific Funds
Strategic Partners Small Capitalization Value Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
Oil & Gas Exploration & Production  6.1%
     55,980   Chesapeake Energy Corp.                               $      535,728
      5,750   Cimarex Energy Co.(a)                                        115,633
      2,085   CONSOL Energy, Inc.                                           38,885
      5,084   Forest Oil Corp.(a)                                          116,068
      6,214   Frontier Oil Corp.                                            94,204
      3,701   Houston Exploration Co. (The)(a)                             118,839
     13,530   Key Energy Services, Inc.(a)                                 125,964
      6,385   Newfield Exploration Co.(a)                                  230,690
      6,068   Premcor, Inc.(a)                                             132,343
      7,227   Spinnaker Exploration Co.(a)                                 157,910
     13,600   Swift Energy Co.(a)                                          153,408
      4,450   UGI Corp.                                                    140,487
     14,400   Westport Resources Corp.(a)                                  298,800
     25,400   XTO Energy, Inc.                                             490,220
                                                                    --------------
                                                                         2,749,179
-------------------------------------------------------------------------------------
Paper & Paper Products  1.1%
      8,240   Kadant, Inc.(a)                                              163,234
      7,330   Pope & Talbot, Inc.                                           91,185
      6,615   Rayonier, Inc.                                               230,401
                                                                    --------------
                                                                           484,820
-------------------------------------------------------------------------------------
Real Estate Development  0.4%
      4,630   Forest City Enterprises, Inc. (Class A)                      189,830
-------------------------------------------------------------------------------------
Real Estate Investment Trusts  4.3%
      9,410   Alexandria Real Estate Equities, Inc.                        430,507
     13,740   Corporate Office Properties Trust                            249,243
      5,995   Developers Diversified Realty Corp.                          178,052
      5,800   Entertainment Properties Trust                               178,640
      8,010   Heritage Property Investment Trust                           228,686
      9,555   Highwoods Properties, Inc.                                   221,103
      5,730   Ramco-Gershenson Properties Trust                            140,843
      5,600   SL Green Realty Corp.                                        200,536
      4,745   Summit Properties, Inc.                                      100,357
                                                                    --------------
                                                                         1,927,967

    62                                     See Notes to Financial Statements

      Strategic Partners Style Specific Funds
Strategic Partners Small Capitalization Value Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
Retail  5.0%
      6,570   AnnTaylor Stores Corp.(a)                             $      185,603
      2,780   Brown Shoe Company, Inc.                                      82,927
     28,550   Fred's, Inc.                                                 835,944
      7,365   Linens 'n Things, Inc.(a)                                    197,014
      2,519   Men's Wearhouse, Inc. (The)(a)                                63,756
      9,700   Movie Gallery, Inc.(a)                                       194,000
     24,400   Phillips-Van Heusen Co.                                      350,872
      5,648   Reebok International Ltd.(a)                                 185,819
      8,450   Wolverine World Wide, Inc.                                   161,395
                                                                    --------------
                                                                         2,257,330
-------------------------------------------------------------------------------------
Semiconductors  2.8%
      8,830   Avnet, Inc.(a)                                               127,152
      9,320   Brooks Automation, Inc.(a)                                   179,410
     13,066   ChipPAC, Inc. (Class A)(a)                                    74,476
     12,388   Fairchild Semiconductor International, Inc. (Class
               A)(a)                                                       157,947
     21,346   Mykrolis Corp.(a)                                            264,050
      6,105   Phototronics, Inc.(a)                                        112,027
     12,890   Standard Microsystems Corp.(a)                               247,230
      3,517   Ultratech Stepper, Inc.(a)                                    81,770
                                                                    --------------
                                                                         1,244,062
-------------------------------------------------------------------------------------
Software  3.4%
      9,056   Activision, Inc.(a)                                          105,502
     10,143   Aspen Technology, Inc.(a)                                     41,383
     20,860   Compuware Corp.(a)                                           107,429
     11,390   FileNET Corp.(a)                                             207,526
      3,769   Hyperion Solutions Corp.(a)                                  103,007
     18,780   Keane, Inc.(a)                                               272,873
     11,242   MRO Software, Inc.(a)                                        138,277
      5,990   NetIQ Corp.(a)                                                65,111
     12,784   Retek, Inc.(a)                                                92,045
      2,485   Take-Two Interactive Software, Inc.(a)                        66,101
     26,000   Verity, Inc.(a)                                              346,060
                                                                    --------------
                                                                         1,545,314

    See Notes to Financial Statements                                     63

      Strategic Partners Style Specific Funds
Strategic Partners Small Capitalization Value Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
Telecommunications  2.3%
     83,900   American Tower Corp. (Class A)(a)                     $      763,490
      5,000   Anixter International, Inc(a)                                111,550
      4,805   Harris Corp.                                                 155,538
                                                                    --------------
                                                                         1,030,578
-------------------------------------------------------------------------------------
Trucking & Freight Forwarding  1.8%
      4,300   Arkansas Best Corp.(a)                                       118,981
      7,280   Pacer International, Inc.(a)                                 142,178
      5,530   Ryder System, Inc.                                           160,702
      6,950   Swift Transportation Co., Inc.(a)                            153,178
      2,350   USF Corp.                                                     74,025
      6,665   Yellow Corp.(a)                                              181,688
                                                                    --------------
                                                                           830,752
-------------------------------------------------------------------------------------
Waste Management  1.9%
     34,800   Allied Waste Industries, Inc.(a)                             421,776
     11,920   Casella Waste Systems, Inc. (Class A)(a)                     138,272
     13,200   Republic Services, Inc.(a)                                   319,440
                                                                    --------------
                                                                           879,488
                                                                    --------------
              Total long-term investments (cost $38,066,762)            43,856,290
                                                                    --------------
SHORT-TERM INVESTMENT  3.3%
-------------------------------------------------------------------------------------
Mutual Fund
  1,469,864   Dryden Core Investment Fund--Taxable Money Market
               Series
               (cost $1,469,864; Note 3)                                 1,469,864
                                                                    --------------
              Total Investments  100.7%
               (cost $39,536,626; Note 5)                               45,326,154
              Liabilities in excess of other assets  (0.7%)               (304,395)
                                                                    --------------
              Net Assets  100%                                      $   45,021,759
                                                                    --------------
                                                                    --------------

------------------------------
(a) Non-income producing security.

    64                                     See Notes to Financial Statements

      Strategic Partners Style Specific Funds
Strategic Partners International Equity Fund
             Portfolio of Investments as of July 31, 2003

Shares        Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  98.7%
Common Stocks
-------------------------------------------------------------------------------------
Australia  2.0%
  51,533   BHP Billiton, Ltd.                                        $    327,306
-------------------------------------------------------------------------------------
Belgium  1.2%
  11,000   Fortis Group                                                   202,184
-------------------------------------------------------------------------------------
Denmark  1.0%
   4,900   Novo Nordisk A/S (Class B)                                     164,408
-------------------------------------------------------------------------------------
Finland  2.7%
  29,300   Nokia Oyj                                                      449,171
-------------------------------------------------------------------------------------
France  8.7%
   5,100   BNP Paribas SA                                                 277,373
   3,000   Carrefour SA                                                   139,254
   8,400   Credit Agricole SA                                             160,068
   4,670   Lagardere SCA                                                  208,414
   3,000   Schneider Electric SA                                          161,202
   3,430   Total SA                                                       508,834
                                                                     ------------
                                                                        1,455,145
-------------------------------------------------------------------------------------
Germany  4.2%
   2,600   Bayerische Motoren Werke (BMW) AG                              100,962
  23,600   Deutsche Telecom AG                                            357,540
   4,300   Siemens AG                                                     241,946
                                                                     ------------
                                                                          700,448
-------------------------------------------------------------------------------------
Hong Kong  1.4%
  37,500   CLP Holdings, Ltd.                                             164,920
  60,000   Hong Kong & China Gas Co., Ltd.                                 76,546
                                                                     ------------
                                                                          241,466
-------------------------------------------------------------------------------------
Ireland  4.1%
  12,688   Allied Irish Banks PLC                                         175,371
  23,400   Bank of Ireland PLC                                            273,915

    See Notes to Financial Statements                                     65

      Strategic Partners Style Specific Funds
Strategic Partners International Equity Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares     Description                                               Value (Note 1)
----------------------------------------------------------------------------------------
     12,889   CRH PLC                                               $      242,272
                                                                    --------------
                                                                           691,558
-------------------------------------------------------------------------------------
Italy  6.4%
     17,128   Alleanza Assicurazioni SpA                                   166,566
     15,650   ENI SpA                                                      230,932
     45,300   Snam Rete Gas SpA                                            174,378
     58,700   Telecom Italia SpA                                           498,169
                                                                    --------------
                                                                         1,070,045
-------------------------------------------------------------------------------------
Japan  14.3%
      4,500   Acom Co., Ltd.                                               169,854
      8,000   Canon, Inc.                                                  384,919
         38   East Japan Railway Co.                                       166,759
      2,300   Fanuc, Ltd.                                                  127,836
      2,000   Honda Motor Co. Ltd.                                          77,150
     13,000   Kao Corp.                                                    243,726
     42,000   Nissan Motor Co., Ltd.                                       409,391
        158   NTT DoCoMo, Inc.                                             361,757
      8,500   Takeda Chemical Industries, Ltd.                             303,206
     45,000   Tokyo Gas Co., Ltd.                                          132,150
                                                                    --------------
                                                                         2,376,748
-------------------------------------------------------------------------------------
Netherlands  8.5%
     14,100   ABN AMRO Holding NV                                          270,907
      5,933   Heineken NV                                                  215,296
     30,600   Koninklijke KPN NV                                           209,752
     14,536   Philips Electronics NV                                       306,443
      9,500   Royal Dutch Petroleum Co.                                    417,018
                                                                    --------------
                                                                         1,419,416
-------------------------------------------------------------------------------------
Norway  0.6%
     10,200   Statoil ASA                                                   91,875
-------------------------------------------------------------------------------------
Singapore  1.8%
     24,000   Oversea-Chinese Banking Corp., Ltd.                          146,067
     20,896   United Overseas Bank, Ltd.                                   156,889
                                                                    --------------
                                                                           302,956

    66                                     See Notes to Financial Statements

      Strategic Partners Style Specific Funds
Strategic Partners International Equity Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
Spain  2.6%
      7,000   Altadis, SA                                           $      174,281
     15,900   Endesa, SA                                                   252,338
                                                                    --------------
                                                                           426,619
-------------------------------------------------------------------------------------
Sweden  1.1%
      6,300   Sandvik AB                                                   175,284
-------------------------------------------------------------------------------------
Switzerland  8.1%
     12,100   Compagnie Financiere Richemont AG                            219,439
     12,200   Credit Suisse Group                                          383,416
      2,100   Roche Holding AG                                             175,127
      2,600   Swiss Re                                                     164,559
      7,100   UBS AG                                                       415,761
                                                                    --------------
                                                                         1,358,302
-------------------------------------------------------------------------------------
United Kingdom  30.0%
     59,300   Barclays PLC                                                 446,347
     25,600   Boots Group PLC                                              272,214
     49,600   BP PLC                                                       339,650
     20,600   Cadbury Schweppes PLC                                        124,838
     32,900   Diageo PLC                                                   336,087
     29,900   GlaxoSmithKline PLC                                          572,911
     57,500   HSBC Holdings PLC                                            711,702
     11,260   Imperial Tobacco Group PLC                                   177,199
     14,020   Kesa Electricals PLC(a)                                       46,200
     61,337   Kingfisher PLC                                               276,564
     14,600   Rentokil Initial PLC                                          45,002
      8,700   Rio Tinto PLC                                                180,405
     13,200   Royal Bank of Scotland Group PLC                             372,808
      8,900   Smiths Group PLC                                             104,937
     49,800   Tesco PLC                                                    172,311
     26,200   Unilever PLC                                                 215,420
    321,700   Vodafone Group PLC                                           610,201
                                                                    --------------
                                                                         5,004,796
                                                                    --------------
              Total long-term investments (cost $15,494,405)            16,457,727
                                                                    --------------

    See Notes to Financial Statements                                     67

      Strategic Partners Style Specific Funds
Strategic Partners International Equity Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Principal
Amount
(000)         Description                                              Value (Note 1)
-----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  1.3%
-------------------------------------------------------------------------------------
U.S. Government Obligations  1.3%
              United States Treasury Bills,
 $     210    1.15% 9/4/03
               (cost $209,829)                                         $    209,829
Shares
-----------------------------------------------------------------------------------
Mutual Fund
     6,000    Dryden Core Investment Fund--Taxable Money Market
               Series
               (cost $6,000; Note 3)                                          6,000
                                                                       ------------
              Total short-term investments (cost $215,829)                  215,829
                                                                       ------------
              Total Investments  100.0%
               (cost $15,710,234; Note 5)                                16,673,556
              Liabilities in excess of other assets                          (1,446)
                                                                       ------------
              Net Assets  100%                                         $ 16,672,110
                                                                       ------------
                                                                       ------------

------------------------------
(a) Non-income producing security.

    68                                     See Notes to Financial Statements

      Strategic Partners Style Specific Funds
Strategic Partners International Equity Fund

             Portfolio of Investments as of July 31, 2003 Cont'd.
The industry classification of portfolio holdings and other assets (net) shown as a percentage of net assets as of July 31, 2003 was as follows:

Banks.....................................................................   22.7%
Telecommunications........................................................   14.9
Oil & Gas Exploration & Production........................................   11.3
Retail....................................................................    6.8
Medical Products..........................................................    4.5
Electronics...............................................................    4.1
Food & Beverage...........................................................    4.1
Automobiles...............................................................    3.5
Financial Services........................................................    3.2
Mining....................................................................    3.1
Utilities.................................................................    3.0
Consumer Products.........................................................    2.8
Pharmaceuticals...........................................................    2.8
Diversified Industries....................................................    2.7
Office Equipment & Supplies...............................................    2.3
Insurance.................................................................    2.0
Building & Construction...................................................    1.5
Multimedia................................................................    1.3
U.S. Government Securities................................................    1.3
Tobacco...................................................................    1.1
Transportation............................................................    1.0
                                                                            -----
                                                                            100.0
Liabilities in excess of other assets.....................................    0.0
                                                                            -----
                                                                            100.0%
                                                                            -----
                                                                            -----

    See Notes to Financial Statements                                     69

      Strategic Partners Style Specific Funds
Strategic Partners Total Return Bond Fund
             Portfolio of Investments as of July 31, 2003

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                              Value (Note 1)
-----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  97.7%
CORPORATE BONDS  6.2%
-----------------------------------------------------------------------------------
Airlines  0.4%
                                 American Airlines, Inc.,
Baa2             $    427        6.978%, 4/1/11                           $       408,884
                                 United Air Lines,
Caa2                  300(c)     9.21%, 1/21/17                                   104,817
                                                                          ---------------
                                                                                  513,701
-----------------------------------------------------------------------------------
Financial Services  3.9%
                                 Bear Stearns Cos., Inc., F.R.N.,
A2                    400        1.81%, 11/30/04                                  401,617
                                 CIT Group, Inc., F.R.N., M.T.N.,
A2                    500        2.78%, 3/1/04                                    503,767
                                 Ford Motor Credit Corp.,
A3                  1,200        2.04%, 3/8/04, F.R.N., M.T.N.                  1,198,499
A3                    500        6.75%, 5/15/05                                   523,359
                                 General Motors Acceptance Corp.,
A2                  1,000        6.875%, 9/15/11                                  976,968
A2                    150        8.00%, 11/1/31                                   138,402
                                 General Motors Nova Scotia Finance
                                    Co.,
A3                  1,000        6.85%, 10/15/08                                1,017,687
                                 Quest Capital Funding, Inc.,
Caa2                  200        7.00%, 8/3/09                                    150,000
Caa2                  200        7.25%, 2/15/11                                   148,000
                                                                          ---------------
                                                                                5,058,299
-----------------------------------------------------------------------------------
Oil & Gas  0.8%
                                 El Paso Corp., M.T.N.,
Caa1                  700        7.75%, 1/15/32                                   493,500
                                 Petroleos Mexicanos Project Funding
                                    Master Trust (Mexico),
Baa1                  250        9.125%, 10/13/10                                 289,375
                                 Williams Companies, Inc., Ser. A,
Caa1                  250        7.50%, 1/15/31                                   216,250
                                                                          ---------------
                                                                                  999,125

    70                                     See Notes to Financial Statements

      Strategic Partners Style Specific Funds
Strategic Partners Total Return Bond Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                              Value (Note 1)
-----------------------------------------------------------------------------------------------
Telecommunications  0.6%
                                 AT&T Corp.,
Baa2             $    250        7.30%, 11/15/11                          $       274,061
A3                    250        8.00%, 11/15/31                                  264,419
                                 Qwest Corp.,
Caa2                  300        8.875%, 3/15/12                                  307,501
                                                                          ---------------
                                                                                  845,981
-----------------------------------------------------------------------------------
Utilities  0.5%
                                 Entergy Gulf States, F.R.N.,
Baa3                  700           1.96%, 6/18/07                                699,320
                                                                          ---------------
                                 Total corporate bonds
                                    (cost $8,020,712)                           8,116,426
                                                                          ---------------
ASSET-BACKED SECURITIES  4.2%
                                 Advanta Mortgage Loan Trust,
                                    Ser. 1999-4, F.R.N.,
AAA(d)                 73        1.41%, 11/25/29                                   72,840
                                 Amortizing Residential Collateral
                                    Trust,
                                    Ser. 2000-BC3, Class A2, F.R.N.,
Aaa                    39        1.295%, 9/25/30                                   38,898
                                 Bear Stearns Adjustable Rate Mortgage
                                    Trust, Ser. 2002-11 Class A1,
                                    F.R.N.,
Aaa                 1,041        5.67%, 2/25/33                                   989,968
                                 Chase Funding Mortgage Loan, Ser.
                                    2000-3, Class IIA1, F.R.N.,
AAA(d)                 37        1.32%, 10/25/30                                   37,446
                                 GSR Mortgage Loan Trust, Ser. 2002-11F
                                    Class A5,
Aaa                 1,235        6.00%, 7/25/32                                 1,245,382
                                 Indymac Adjustable Rate Mortgage
                                    Trust,
                                    Ser. 2001-H2, Class A1, F.R.N.,
Aaa                   112        6.596%, 1/25/32                                  114,454
                                 Master Asset Securitization Trust,
                                    Ser. 2003-7 Class 1A1,
AAA(d)              1,400        5.50%, 9/25/33                                 1,419,249

    See Notes to Financial Statements                                     71

      Strategic Partners Style Specific Funds
Strategic Partners Total Return Bond Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                              Value (Note 1)
-----------------------------------------------------------------------------------------------
                                 PNC Mortgage Securities Corp.,
                                    Ser.2000-8, Class 4A1, F.R.N.,
AAA(d)           $     15        1.485%, 12/25/30                         $        15,157
                                 Residential Asset Securitization
                                    Trust,
                                    Ser. 1999-A8, Class NB1,
AAA(d)                 80        7.88%, 1/25/30                                    81,852
                                 Residential Funding Mortgage
                                    Securities Corp., Ser. 2003-S9,
                                    Class A1,
AAA(d)                967        6.50%, 3/25/32                                   987,998
                                 Washington Mutual Mortgage Loan Trust,
                                    Ser. 2001-1, Class A, F.R.N,
Aaa                    72        3.95%, 1/25/41                                    72,173
                                 Ser. 2003-AR1, Class 2A,
Aaa                   443        5.46%, 2/25/33                                   439,579
                                                                          ---------------
                                 Total asset-backed securities
                                    (cost $5,608,646)                           5,514,996
                                                                          ---------------
MUNICIPALS  4.9%
                                 Adams Cnty, Penn.,
Aaa                 1,000        4.75%, 11/15/28                                  947,790
                                 California St. Wtr. Res. Ser. B,
MIG1                1,200        2.00%, 6/16/04                                 1,203,072
                                 Chicago, M.B.I.A., Ser. A,
Aaa                   500        5.00%, 1/1/41                                    471,805
                                 Georgia St. Road & Thrwy. Auth. Rev.,
Aaa                   400        5.00%, 3/1/21                                    404,712
                                 Golden St. Tobacco Securitization,
                                    California Tobacco Securitzation
                                    Rev.,
A1                    500        6.25%, 6/1/33                                    428,490
A1                    500        6.375%, 6/1/32                                   434,865
                                 Houston Ind. Sch. Dist.,
Aaa                   300        4.75%, 2/15/26                                   284,106
                                 Illinois St.,
Aa3                 1,000        5.10%, 6/1/33                                    846,450
                                 Massachusetts St. Water Res. Auth.,
                                    Ser. J,
Aaa                   500        5.00%, 8/1/32                                    486,565

    72                                     See Notes to Financial Statements

      Strategic Partners Style Specific Funds
Strategic Partners Total Return Bond Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                              Value (Note 1)
-----------------------------------------------------------------------------------------------
                                 South Carolina St. Hwy., Ser. B,
Aaa              $    800        5.00%, 4/1/17                            $       826,632
                                                                          ---------------
                                 Total municipals (cost $6,572,748)             6,334,487
                                                                          ---------------
U.S. GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES  61.1%
                                 Federal Home Loan Mortgage Corp.,
                    1,079        5.00%, 9/15/16                                 1,106,991
                      654        6.00%, 8/15/26                                   660,230
                   10,356        6.50%, TBA(a)(b)                              10,648,252
                                 Federal National Mortgage Assn.,
                       50        1.56%, 10/18/30, F.R.N.                           50,501
                      290        3.912%, 5/1/36                                   295,383
                    9,500        4.00%, 8/1/18, TBA(a)(b)                       8,968,570
                    6,200        4.50%, 9/1/31 - 8/1/33, TBA(a)(b)              5,666,498
                    2,400        5.00%, 9/1/33, TBA(a)(b)                       2,285,256
                    2,175        5.50%, 2/1/17 - 7/25/29                        2,212,766
                      688        5.936%, 11/1/11                                  749,141
                   10,950        6.00%, 5/1/16 - 12/25/28                      11,309,153
                   20,963        6.50%, 9/1/21 - 12/25/42                      21,589,762
                                 Government National Mortgage Assn.,
                       36        1.50%, 9/20/30, F.R.N.                            36,190
                       52        1.63%, 10/16/30, F.R.N.                           52,504
                    4,000        4.50%, 8/20/33 - 9/22/33, TBA(a)(b)            3,673,449
                    2,700        5.00%, 8/20/33, TBA(a)(b)                      2,587,788
                      789        5.50%, 11/20/29, F.R.N.                          806,657
                    5,000        6.00%, 8/20/33, TBA(a)(b)                      5,089,050
                    1,658        6.50%, 9/15/31                                 1,714,681
                       38        8.00%, 8/20/31                                    40,508
                       32        8.50%, 6/15/30                                    34,883
                                                                          ---------------
                                 Total U.S. government agency mortgage
                                    backed securities
                                    (cost $81,033,762)                         79,578,213
                                                                          ---------------
U.S. GOVERNMENT SECURITIES  15.1%
                                 United States Treasury Bond Strips,
                   11,200        Zero Coupon, 5/15/20 - 11/15/26                3,608,617

    See Notes to Financial Statements                                     73

      Strategic Partners Style Specific Funds
Strategic Partners Total Return Bond Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                              Value (Note 1)
-----------------------------------------------------------------------------------------------
                                 United States Treasury Inflation
                                    Notes,
                 $  4,343        3.375%, 1/15/07                          $     4,669,236
                    6,247        3.625%, 1/15/08 - 4/15/28                      6,836,503
                                 United States Treasury Notes,
                      100        5.375%, 2/15/31                                   99,500
                    1,050        6.25%, 8/15/23                                 1,152,867
                    2,150        10.625%, 8/15/15                               3,292,944
                                                                          ---------------
                                 Total U.S. government securities
                                    (cost $20,069,658)                         19,659,667
                                                                          ---------------
FOREIGN GOVERNMENT OBLIGATIONS  6.2%
                                 Brazilian Government Bonds,
B2                  1,231        8.00%, 4/15/14                                 1,068,248
B2                    200        11.00%, 8/17/40                                  169,500
                                 Canadian Government Bonds,
AAA(d)          CAD 2,500        4.50%, 9/1/07                                  1,813,777
Aaa                 1,900        6.00%, 6/1/08                                  1,458,072
                                 German Government Bonds,
AAA(d)          EUR  1,000       6.00%, 1/4/07                                  1,230,993
                                 Republic Of Panama,
Ba1              $    500        8.25%, 4/22/08                                   530,000
Ba1                   450        9.375%, 7/23/12                                  488,250
                                 Republic of Peru,
Ba3                 1,000        9.875%, 2/6/15                                 1,066,000
                                 United Mexican States,
Baa2                  170        11.375%, 9/15/16                                 228,650
                                                                          ---------------
                                 Total foreign government obligations
                                    (cost $7,831,543)                           8,053,490
                                                                          ---------------
                                 Total long-term investments
                                    (cost $129,137,069)                       127,257,279
                                                                          ---------------
SHORT-TERM INVESTMENTS  27.7%
COMMERCIAL PAPER  5.1%
                                 General Electric Capital Corp.,
A2                  1,300        1.04%, 9/18/03                                 1,298,215
                                 General Motors Acceptance Corp.,
                                    F.R.N., M.T.N.,
A2                    500        1.63%, 8/4/03                                    500,000

    74                                     See Notes to Financial Statements

      Strategic Partners Style Specific Funds
Strategic Partners Total Return Bond Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                              Value (Note 1)
-----------------------------------------------------------------------------------------------
                                 HBOS Treasury Services,
Aa2              $  1,900        1.24, 8/5/03 - 10/21/03                  $     1,897,343
                                 Kraft Foods, Inc., F.R.N.,
A3                    900        2.08%, 2/27/04                                   899,976
                                 Westpac Trust Securities, Ltd,
AAA(d)              2,100        1.21%, 8/12/03                                 2,099,236
                                                                          ---------------
                                 Total commerical paper
                                    (cost $6,694,793)                           6,694,770
                                                                          ---------------
U.S. GOVERNMENT AGENCY AND SECURITIES  22.6%
                                 Federal Home Loan Mortgage Corp.,
P-1                 9,800        1.16%, 9/30/03                                 9,783,340
P-1                 4,900        1.17%, 8/11/03                                 4,900,000
P-1                 3,200        4.93%, 8/25/03                                 3,197,775
                                 Federal National Mortgage Corp.,
P-1                   200        1.03%, 10/22/03                                  199,500
P-1                 2,300        1.04%,10/1/03                                  2,295,927
P-1                   300        1.09%, 9/3/03                                    299,700
P-1                 2,800        5.09%, 10/15/03                                2,793,000
P-1                 4,700        5.14%, 10/29/03(e)                             4,687,851
                                 United States Treasury Bills,
AAA                 1,265        1.37%, 8/7/03 - 8/14/03(e)                     1,264,757
                                                                          ---------------
                                 Total U.S. government agency and
                                    securities
                                    (cost $29,419,210)                         29,421,850
                                                                          ---------------
                                 Total short-term investments
                                    (cost $36,114,003)                         36,116,620
                                                                          ---------------

OUTSTANDING OPTIONS PURCHASED
Contracts     Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
Put Options
         45   Euro Futures, expiring 3/15/04 @ $96.25                           281
         47   Euro Futures, expiring 3/15/04 @ $95                              294
         45   Euribor Futures, expiring 3/15/04 @ $96.625                       633
                                                                    ---------------
              Total option purchased (cost $920)                              1,208
                                                                    ---------------
              Total Investments, Before Outstanding Options,
               Written and Securities Sold Short
               (cost $165,251,992)                                      163,375,107
                                                                    ---------------

    See Notes to Financial Statements                                     75

      Strategic Partners Style Specific Funds
Strategic Partners Total Return Bond Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Contracts     Description                                           Value (Note 1)
-----------------------------------------------------------------------------------------
OUTSTANDING OPTIONS WRITTEN  (0.4%)
Call Options
         45   United States Treasury Notes, expiring 8/23/03 @
               $117                                                 $          (703)
         26   United States Treasury Notes, expiring 9/10/03 @
               $115                                                          (4,469)
          3   Japanese Government Bond, expiring 9/10/03 @ $145                (995)
                                                                    ---------------
                                                                             (6,167)
Put Options
         13   United States Treasury Bond, expiring 9/10/03 @
               $108                                                         (41,641)
         18   Euribor Futures, expiring 12/15/03 @ $97.25                        --
                                                                    ---------------
                                                                            (41,641)
Swap Options
  3,800,000   Otc Ewco 3ML3.0SWP5@3MLP 11/12/03                              (3,990)
  6,800,000   Otc Ewco 3ML4.0SWP7@4SLH 07/03/06                             (38,141)
  6,800,000   Otc Ewpo 3ML6.0SWP7@6SLH 07/03/06                            (379,522)
  1,400,000   Swap Option 3 ML 5.5 Swp 7 12/17/03                           (13,688)
                                                                    ---------------
                                                                           (435,341)
                                                                    ---------------
              Total outstanding options written
               (premiums received $533,000)                                (483,149)
                                                                    ---------------
SECURITIES SOLD SHORT  (1.8)%
      2,000   Obrigacoes DO Tesouro (Portugal)
               5.00%, 6/15/12
               (proceeds $2,541,392)                                     (2,382,648)
                                                                    ---------------
              Total Investments, Net of Outstanding Call Options
               Written and Securities Sold Short  123.2%
               (cost $162,177,600)                                      160,509,310
              Liabilities in excess of other assets  (23.2%)            (30,247,427)
                                                                    ---------------
              Net Assets  100%                                      $   130,261,883
                                                                    ---------------
                                                                    ---------------

------------------------------
(a) Non-income producing security.
(b) TBA--Securities purchased on a forward commitment basis.
(c) Represents issuer in default on interest payments; non-income producing security.
(d) Standard & Poor's rating.
(e) Security segregated as collateral for short sales, futures and written options.
F.R.N.--Floating Rate Note.
M.B.I.A.--Municipal Bond Insurance Corporation.
M.T.N.--Medium-Term Note.

The Fund's current Prospectus contains a description of Moody's and Standard & Poor's ratings.

    76                                     See Notes to Financial Statements

                       This page intentionally left blank

Strategic Partners Style Specific Funds
             Statement of Assets and Liabilities as of July 31, 2003

                                                                 Strategic Partners
                                                                       Large
                                                                   Capitalization
                                                                    Growth Fund
-----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $119,606,988)                           $109,009,583
Receivable for investments sold                                        1,144,858
Receivable for Fund shares sold                                          214,979
Dividends receivable                                                      48,139
Prepaid expenses                                                              63
                                                                 ------------------
      Total assets                                                   110,417,622
                                                                 ------------------
LIABILITIES
Accrued expenses and other liabilities                                   242,815
Payable for investments purchased                                        203,896
Payable for Fund shares reacquired                                       144,089
Distribution fee payable                                                  77,369
Management fee payable                                                    64,521
Payable to custodian                                                       3,670
Deferred trustee's fees                                                    4,318
                                                                 ------------------
      Total liabilities                                                  740,678
                                                                 ------------------
NET ASSETS                                                          $109,676,944
                                                                 ------------------
                                                                 ------------------
Net assets were comprised of:
   Shares of beneficial interest, at par                            $     17,120
   Paid-in capital, in excess of par                                 209,669,961
                                                                 ------------------
                                                                     209,687,081
   Accumulated net realized loss on investments                      (89,412,732)
   Net unrealized depreciation on investments                        (10,597,405)
                                                                 ------------------
Net assets, July 31, 2003                                           $109,676,944
                                                                 ------------------
                                                                 ------------------

    78                                     See Notes to Financial Statements

Strategic Partners Style Specific Funds
             Statement of Assets and Liabilities as of July 31, 2003 Cont'd.

                                                                 Strategic Partners
                                                                       Large
                                                                   Capitalization
                                                                    Growth Fund
-----------------------------------------------------------------------------------------
Class A:
   Net assets                                                       $    23,355,005
   Shares of beneficial interest issued and outstanding                   3,565,754
   Net asset value and redemption price per share                             $6.55
   Maximum sales charge (5% of offering price)                                  .34
                                                                 ------------------
   Maximum offering price to public                                           $6.89
                                                                 ------------------
                                                                 ------------------
Class B:
   Net assets                                                       $    32,504,608
   Shares of beneficial interest issued and outstanding                   5,103,753
   Net asset value, offering price and redemption price per
      share                                                                   $6.37
                                                                 ------------------
                                                                 ------------------
Class C:
   Net assets                                                       $    53,817,331
   Shares of beneficial interest issued and outstanding                   8,450,429
   Net asset value and redemption price per share                             $6.37
   Sales charge (1% of offering price)                                          .06
                                                                 ------------------
   Offering price to public                                                   $6.43
                                                                 ------------------
                                                                 ------------------

    See Notes to Financial Statements                                     79

Strategic Partners Style Specific Funds
             Statement of Assets and Liabilities as of July 31, 2003 Cont'd.

                                                                 Strategic Partners
                                                                       Large
                                                                   Capitalization
                                                                     Value Fund
-----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $43,600,689)                            $ 48,690,135
Receivable for investments sold                                          300,866
Receivable for Fund shares sold                                          143,986
Dividends receivable                                                      69,144
Prepaid expenses                                                             549
                                                                 ------------------
      Total assets                                                    49,204,680
                                                                 ------------------
LIABILITIES
Payable for investments purchased                                        207,825
Accrued expenses and other liabilities                                   131,225
Payable for Fund shares reacquired                                        52,679
Distribution fee payable                                                  34,425
Management fee payable                                                    39,768
Deferred trustees' fees                                                    2,506
Payable to custodian                                                       1,538
                                                                 ------------------
      Total liabilities                                                  469,966
                                                                 ------------------
NET ASSETS                                                          $ 48,734,714
                                                                 ------------------
                                                                 ------------------
Net assets were comprised of:
   Shares of beneficial interest, at par                            $      4,790
   Paid-in capital, in excess of par                                  48,850,605
                                                                 ------------------
                                                                      48,855,395
   Undistributed net investment income                                   116,598
   Accumulated net realized loss on investments                       (5,326,725)
   Net unrealized appreciation on investments                          5,089,446
                                                                 ------------------
Net assets, July 31, 2003                                           $ 48,734,714
                                                                 ------------------
                                                                 ------------------

    80                                     See Notes to Financial Statements

Strategic Partners Style Specific Funds
             Statement of Assets and Liabilities as of July 31, 2003 Cont'd.

                                                                 Strategic Partners
                                                                       Large
                                                                   Capitalization
                                                                     Value Fund
-----------------------------------------------------------------------------------------
Class A:
   Net assets                                                       $  9,973,161
   Shares of beneficial interest issued and outstanding                  966,053
   Net asset value and redemption price per share                         $10.32
   Maximum sales charge (5% of offering price)                               .54
                                                                 ------------------
   Maximum offering price to public                                       $10.86
                                                                 ------------------
                                                                 ------------------
Class B:
   Net assets                                                       $ 19,645,323
   Shares of beneficial interest issued and outstanding                1,938,010
   Net asset value, offering price and redemption price per
      share                                                               $10.14
                                                                 ------------------
                                                                 ------------------
Class C:
   Net assets                                                       $ 19,116,230
   Shares of beneficial interest issued and outstanding                1,886,087
   Net asset value and redemption price per share                         $10.14
   Sales charge (1% of offering price)                                       .10
                                                                 ------------------
   Offering price to public                                               $10.24
                                                                 ------------------
                                                                 ------------------

    See Notes to Financial Statements                                     81

Strategic Partners Style Specific Funds
             Statement of Assets and Liabilities as of July 31, 2003 Cont'd.

                                                                 Strategic Partners
                                                                       Small
                                                                   Capitalization
                                                                    Growth Fund
-----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $17,577,740)                            $ 18,630,297
Cash                                                                       8,519
Receivable for investments sold                                          981,448
Receivable for Fund shares sold                                           84,010
Dividends receivable                                                       1,098
Prepaid expenses                                                             221
                                                                 ------------------
      Total assets                                                    19,705,593
                                                                 ------------------
LIABILITIES
Payable for investments purchased                                      1,121,667
Accrued expenses and other liabilities                                    69,818
Payable for Fund shares reacquired                                        39,078
Management fee payable                                                    26,345
Distribution fee payable                                                  12,382
Deferred trustees' fees                                                    2,420
                                                                 ------------------
      Total liabilities                                                1,271,710
                                                                 ------------------
NET ASSETS                                                          $ 18,433,883
                                                                 ------------------
                                                                 ------------------
Net assets were comprised of:
   Shares of beneficial interest, at par                            $      2,828
   Paid-in capital, in excess of par                                  27,918,043
                                                                 ------------------
                                                                      27,920,871
   Accumulated net realized loss on investments                      (10,539,545)
   Net unrealized appreciation on investments                          1,052,557
                                                                 ------------------
Net assets, July 31, 2003                                           $ 18,433,883
                                                                 ------------------
                                                                 ------------------

    82                                     See Notes to Financial Statements

Strategic Partners Style Specific Funds
             Statement of Assets and Liabilities as of July 31, 2003 Cont'd.

                                                                 Strategic Partners
                                                                       Small
                                                                   Capitalization
                                                                    Growth Fund
-----------------------------------------------------------------------------------------
Class A:
   Net assets                                                       $  4,566,213
   Shares of beneficial interest issued and outstanding                  684,943
   Net asset value and redemption price per share                          $6.67
   Maximum sales charge (5% of offering price)                               .35
                                                                 ------------------
   Maximum offering price to public                                        $7.02
                                                                 ------------------
                                                                 ------------------
Class B:
   Net assets                                                       $  6,443,725
   Shares of beneficial interest issued and outstanding                  995,760
   Net asset value, offering price and redemption price per
      share                                                                $6.47
                                                                 ------------------
                                                                 ------------------
Class C:
   Net assets                                                       $  7,423,945
   Shares of beneficial interest issued and outstanding                1,147,317
   Net asset value and redemption price per share                          $6.47
   Sales charge (1% of offering price)                                       .07
                                                                 ------------------
   Offering price to public                                                $6.54
                                                                 ------------------
                                                                 ------------------

    See Notes to Financial Statements                                     83

Strategic Partners Style Specific Funds
             Statement of Assets and Liabilities as of July 31, 2003 Cont'd.

                                                                 Strategic Partners
                                                                       Small
                                                                   Capitalization
                                                                     Value Fund
-----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $39,536,626)                            $ 45,326,154
Receivable for Fund shares sold                                          100,084
Receivable for investments sold                                           42,366
Dividends receivable                                                      16,285
                                                                 ------------------
      Total assets                                                    45,484,889
                                                                 ------------------
LIABILITIES
Payable for Fund shares reacquired                                       196,023
Accrued expenses and other liabilities                                   109,801
Payable for investments purchased                                         72,724
Distribution fee payable                                                  30,912
Management fee payable                                                    26,688
Payable to custodian                                                      24,419
Deferred trustees' fees                                                    2,563
                                                                 ------------------
      Total liabilities                                                  463,130
                                                                 ------------------
NET ASSETS                                                          $ 45,021,759
                                                                 ------------------
                                                                 ------------------
Net assets were comprised of:
   Shares of beneficial interest, at par                            $      3,787
   Paid-in capital, in excess of par                                  43,904,473
                                                                 ------------------
                                                                      43,908,260
   Accumulated net realized loss on investments                       (4,676,029)
   Net unrealized appreciation on investments                          5,789,528
                                                                 ------------------
Net assets, July 31, 2003                                           $ 45,021,759
                                                                 ------------------
                                                                 ------------------

    84                                     See Notes to Financial Statements

Strategic Partners Style Specific Funds
             Statement of Assets and Liabilities as of July 31, 2003 Cont'd.

                                                                 Strategic Partners
                                                                       Small
                                                                   Capitalization
                                                                     Value Fund
-----------------------------------------------------------------------------------------
Class A:
   Net assets                                                       $ 11,151,139
   Shares of beneficial interest issued and outstanding                  914,994
   Net asset value and redemption price per share                         $12.19
   Maximum sales charge (5% of offering price)                               .64
                                                                 ------------------
   Maximum offering price to public                                       $12.83
                                                                 ------------------
                                                                 ------------------
Class B:
   Net assets                                                       $ 16,433,445
   Shares of beneficial interest issued and outstanding                1,393,503
   Net asset value, offering price and redemption price per
      share                                                               $11.79
                                                                 ------------------
                                                                 ------------------
Class C:
   Net assets                                                       $ 17,437,175
   Shares of beneficial interest issued and outstanding                1,478,619
   Net asset value and redemption price per share                         $11.79
   Sales charge (1% of offering price)                                       .12
                                                                 ------------------
   Offering price to public                                               $11.91
                                                                 ------------------
                                                                 ------------------

    See Notes to Financial Statements                                     85

Strategic Partners Style Specific Funds
             Statement of Assets and Liabilities as of July 31, 2003 Cont'd.

                                                                 Strategic Partners
                                                                   International
                                                                    Equity Fund
-----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $15,710,234)                            $ 16,673,556
Receivable for investments sold                                          195,860
Receivable for Fund shares sold                                          150,554
Dividends receivable                                                      33,941
Receivable for foreign tax reclaim                                        33,845
Due from manager                                                          11,173
Prepaid expenses                                                              87
                                                                 ------------------
      Total assets                                                    17,099,016
                                                                 ------------------
LIABILITIES
Accrued expenses and other liabilities                                   176,059
Payable for investments purchased                                        167,730
Payable for Fund shares reacquired                                        34,993
Payable to custodian                                                      34,334
Distribution fee payable                                                  11,487
Deferred trustees' fees                                                    2,303
                                                                 ------------------
      Total liabilities                                                  426,906
                                                                 ------------------
NET ASSETS                                                          $ 16,672,110
                                                                 ------------------
                                                                 ------------------
Net assets were comprised of:
   Shares of beneficial interest, at par                            $      2,469
   Paid-in capital, in excess of par                                  23,837,895
                                                                 ------------------
                                                                      23,840,364
   Accumulated net investment loss                                       (15,588)
   Accumulated net realized loss on investments and foreign
      currency transactions                                           (8,119,140)
   Net unrealized appreciation on investments and foreign
      currencies                                                         966,474
                                                                 ------------------
Net assets, July 31, 2003                                           $ 16,672,110
                                                                 ------------------
                                                                 ------------------

    86                                     See Notes to Financial Statements

Strategic Partners Style Specific Funds
             Statement of Assets and Liabilities as of July 31, 2003 Cont'd.

                                                                 Strategic Partners
                                                                   International
                                                                    Equity Fund
-----------------------------------------------------------------------------------------
Class A:
   Net assets                                                       $  4,183,921
   Shares of beneficial interest issued and outstanding                  607,281
   Net asset value and redemption price per share                          $6.89
   Maximum sales charge (5% of offering price)                               .36
                                                                 ------------------
   Maximum offering price to public                                        $7.25
                                                                 ------------------
                                                                 ------------------
Class B:
   Net assets                                                       $  5,375,002
   Shares of beneficial interest issued and outstanding                  801,151
   Net asset value, offering price and redemption price per
      share                                                                $6.71
                                                                 ------------------
                                                                 ------------------
Class C:
   Net assets                                                       $  7,113,187
   Shares of beneficial interest issued and outstanding                1,060,886
   Net asset value and redemption price per share                          $6.70
   Sales charge (1% of offering price)                                       .07
                                                                 ------------------
   Offering price to public                                                $6.77
                                                                 ------------------
                                                                 ------------------

    See Notes to Financial Statements                                     87

Strategic Partners Style Specific Funds
             Statement of Assets and Liabilities as of July 31, 2003 Cont'd.

                                                                 Strategic Partners
                                                                    Total Return
                                                                     Bond Fund
-----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $165,251,992)                           $163,375,107
Foreign currency at value (cost $314,546)                                316,539
Cash                                                                   1,488,002
Receivable for investments sold                                       25,319,081
Unrealized appreciation on swaps                                       2,981,376
Interest receivable                                                      809,224
Receivable for Fund shares sold                                          294,576
Premium for interest rate swaps purchased                                114,853
Interest receivable on swap agreements                                    54,379
Prepaid expenses                                                             827
Unrealized appreciation on forward currency contracts                      4,716
                                                                 ------------------
      Total assets                                                   194,758,680
                                                                 ------------------
LIABILITIES
Payable for investments purchased                                     60,383,279
Securities sold short, at value (proceeds $2,541,392)                  2,382,648
Outstanding options written (premium received $533,000)                  483,149
Due to broker - variation margin                                         426,430
Payable for Fund shares reacquired                                       363,684
Premium for interest rate swaps written                                  113,815
Dividends payable                                                        101,110
Accrued expenses and other liabilities                                    87,114
Distribution fee payable                                                  78,949
Foreign cash payable to custodian (cost $31,282)                          30,891
Management fee payable                                                    22,714
Unrealized depreciation on swaps                                          20,216
Deferred trustees' fees                                                    2,705
Unrealized depreciation on forward currency contracts                         93
                                                                 ------------------
      Total liabilities                                               64,496,797
                                                                 ------------------
NET ASSETS                                                          $130,261,883
                                                                 ------------------
                                                                 ------------------
Net assets were comprised of:
   Shares of beneficial interest, at par                            $     12,302
   Paid-in capital, in excess of par                                 126,940,476
                                                                 ------------------
                                                                     126,952,778
   Undistributed net investment income                                   673,264
   Accumulated net realized gain on investments and foreign
      currency transactions                                            3,174,687
   Net unrealized depreciation on investments and foreign
      currencies                                                        (538,846)
                                                                 ------------------
Net assets, July 31, 2003                                           $130,261,883
                                                                 ------------------
                                                                 ------------------

    88                                     See Notes to Financial Statements

Strategic Partners Style Specific Funds
             Statement of Assets and Liabilities as of July 31, 2003 Cont'd.

                                                                 Strategic Partners
                                                                    Total Return
                                                                     Bond Fund
-----------------------------------------------------------------------------------------
Class A:
   Net assets                                                       $ 22,142,234
   Shares of beneficial interest issued and outstanding                2,091,227
   Net asset value and redemption price per share                         $10.59
   Maximum sales charge (4% of offering price)                               .44
                                                                 ------------------
   Maximum offering price to public                                       $11.03
                                                                 ------------------
                                                                 ------------------
Class B:
   Net assets                                                       $ 64,845,214
   Shares of beneficial interest issued and outstanding                6,123,456
   Net asset value, offering price and redemption price per
      share                                                               $10.59
                                                                 ------------------
                                                                 ------------------
Class C:
   Net assets                                                       $ 43,274,435
   Shares of beneficial interest issued and outstanding                4,086,822
   Net asset value and redemption price per share                         $10.59
   Sales charge (1% of offering price)                                       .11
                                                                 ------------------
   Offering price to public                                               $10.70
                                                                 ------------------
                                                                 ------------------

    See Notes to Financial Statements                                     89

Strategic Partners Style Specific Funds
             Statement of Operations Year Ended July 31, 2003

                                                                 Strategic Partners
                                                                 ------------------
                                                                       Large
                                                                   Capitalization
                                                                    Growth Fund
-----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income
   Dividends                                                        $    821,921
   Interest                                                                5,157
   Less: Foreign withholding taxes                                        (3,035)
                                                                 ------------------
      Total income                                                       824,043
                                                                 ------------------
Expenses
   Management fee                                                        698,808
   Distribution fee--Class A                                              49,456
   Distribution fee--Class B                                             304,555
   Distribution fee--Class C                                             495,919
   Transfer agent's fees and expenses                                    260,000
   Reports to shareholders                                               108,000
   Custodian's fees and expenses                                         103,000
   Registration fees                                                      27,000
   Legal fees and expenses                                                17,000
   Audit fee                                                              15,500
   Trustees' fees                                                         15,000
   Miscellaneous                                                           5,325
                                                                 ------------------
      Total expenses                                                   2,099,563
   Less: Expense subsidy (Note 2)                                             --
                                                                 ------------------
       Net expenses                                                    2,099,563
                                                                 ------------------
Net investment income (loss)                                          (1,275,520)
                                                                 ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
   Investment transactions                                           (15,479,764)
   Options                                                                    --
   Foreign currency transactions                                              --
   Futures                                                                    --
   Swaps                                                                      --
                                                                 ------------------
                                                                     (15,479,764)
                                                                 ------------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                        30,256,839
   Foreign currencies                                                         --
   Financial futures transactions                                             --
   Options                                                                    --
   Swaps                                                                      --
                                                                 ------------------
                                                                      30,256,839
                                                                 ------------------
Net gain                                                              14,777,075
                                                                 ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 13,501,555
                                                                 ------------------
                                                                 ------------------

    90                                     See Notes to Financial Statements

Strategic Partners Style Specific Funds
             Statement of Operations Year Ended July 31, 2003 Cont'd.

                                  Strategic Partners
---------------------------------------------------------------------------------------------
    Large              Small              Small
Capitalization     Capitalization     Capitalization     International     Total Return
  Value Fund        Growth Fund         Value Fund        Equity Fund       Bond Fund
---------------------------------------------------------------------------------------------
 $   1,080,517      $      31,113      $     438,754      $    491,056     $         --
            --              8,242                218             6,849        5,090,168
          (227)                --               (405)          (64,378)              --
--------------     --------------     --------------     -------------     ------------
     1,080,290             39,355            438,567           433,527        5,090,168
--------------     --------------     --------------     -------------     ------------
       306,413            108,131            280,476           124,624          645,857
        21,795              9,478             22,994             9,497           56,579
       177,759             56,742            149,902            50,481          468,300
       172,794             59,816            158,804            67,313          330,749
        93,000             67,000            110,000            47,000          165,000
        50,000             25,000             60,000            23,000           67,000
       120,000            106,000            116,000           160,000          108,000
        33,000             26,000             31,000            28,000           43,000
        34,000             27,000             37,000            26,000           25,000
        15,500             15,500             15,500            25,000           15,500
        12,000             12,000             12,000            11,000           10,000
         6,295              1,113              2,085             3,697           13,146
--------------     --------------     --------------     -------------     ------------
     1,042,556            513,780            995,761           575,612        1,948,131
       (79,266)          (140,418)                --          (175,829)         (63,552)
--------------     --------------     --------------     -------------     ------------
       963,290            373,362            995,761           399,783        1,884,579
--------------     --------------     --------------     -------------     ------------
       117,000           (334,007)          (557,194)           33,744        3,205,589
--------------     --------------     --------------     -------------     ------------
    (3,846,891)        (4,363,806)        (4,564,766)       (2,133,132)       4,606,148
            --                 --                 --                --          333,768
            --                 --                 --           (33,467)      (1,561,307)
            --                 --                 --                --        2,360,407
            --                 --                 --                --               --
--------------     --------------     --------------     -------------     ------------
    (3,846,891)        (4,363,806)        (4,564,766)       (2,166,599)       5,739,016
--------------     --------------     --------------     -------------     ------------
     8,927,941          6,250,804         11,866,008         3,069,114         (867,433)
            --                 --                 --             7,862          (62,673)
            --                 --                 --                --       (2,283,092)
            --                 --                 --                --          127,871
            --                 --                 --                --        2,928,576
--------------     --------------     --------------     -------------     ------------
     8,927,941          6,250,804         11,866,008         3,076,976         (156,751)
--------------     --------------     --------------     -------------     ------------
     5,081,050          1,886,998          7,301,242           910,377        5,582,265
--------------     --------------     --------------     -------------     ------------
 $   5,198,050      $   1,552,991      $   6,744,048      $    944,121     $  8,787,854
--------------     --------------     --------------     -------------     ------------
--------------     --------------     --------------     -------------     ------------

    See Notes to Financial Statements                                     91

Strategic Partners Style Specific Funds
             Statement of Changes in Net Assets

                                                       Strategic Partners
                                                   Large Capitalization Growth
                                                              Fund
                                                 -------------------------------
                                                       Year Ended July 31,
                                                 -------------------------------
                                                     2003              2002
--------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income (loss)                  $  (1,275,520)    $  (1,958,846)
   Net realized gain (loss) on investments
      and
      foreign currency transactions                (15,479,764)      (45,778,647)
   Net change in unrealized appreciation
      (depreciation) on investments and
      foreign
      currencies                                    30,256,839       (10,578,956)
                                                 -------------     -------------
   Net increase (decrease) in net assets
      resulting
      from operations                               13,501,555       (58,316,449)
                                                 -------------     -------------
Dividends and distributions (Note 1)
   Dividends from net investment income
   Class A                                                  --                --
   Class B                                                  --                --
   Class C                                                  --                --
                                                 -------------     -------------
      Total dividends from net investment
      income                                                --                --
                                                 -------------     -------------
   Distributions from net realized gains
   Class A                                                  --                --
   Class B                                                  --                --
   Class C                                                  --                --
                                                 -------------     -------------
      Total distributions from net realized
         gains                                              --                --
                                                 -------------     -------------
Fund share transactions (net of share
   conversions)
   (Note 6)
   Net proceeds from shares sold                    14,414,027        22,636,996
   Net asset value of shares to shareholders
      issued
      in reinvestment of dividends and
      distributions                                         --                --
   Cost of shares reacquired                       (24,743,436)      (48,462,657)
                                                 -------------     -------------
   Net increase (decrease) in net assets from
      Fund share transactions                      (10,329,409)      (25,825,661)
                                                 -------------     -------------
      Total increase (decrease)                      3,172,146       (84,142,110)
NET ASSETS
Beginning of year                                  106,504,798       190,646,908
                                                 -------------     -------------
End of year(a)                                   $ 109,676,944     $ 106,504,798
                                                 -------------     -------------
                                                 -------------     -------------
------------------------------
(a) Includes undistributed net investment
income of:                                       $          --     $          --
                                                 -------------     -------------

    92                                     See Notes to Financial Statements

Strategic Partners Style Specific Funds
             Statement of Changes in Net Assets Cont'd.

                                          Strategic Partners
      Strategic Partners              Small Capitalization Growth
Large Capitalization Value Fund                  Fund
-------------------------------     -------------------------------
      Year Ended July 31,                 Year Ended July 31,
-------------------------------     -------------------------------
    2003             2002               2003             2002
-------------------------------------------------------------------------
 $    117,000      $     23,047      $   (334,007)     $   (439,133)
            )
   (3,846,891        (1,169,684)       (4,363,806)       (4,137,054)
    8,927,941        (8,142,846)        6,250,804        (4,497,576)
-------------     -------------     -------------     -------------
    5,198,050        (9,289,483)        1,552,991        (9,073,763)
-------------     -------------     -------------     -------------
      (17,498)               --                --                --
           --                --                --                --
           --                --                --                --
-------------     -------------     -------------     -------------
      (17,498)               --                --                --
-------------     -------------     -------------     -------------
           --          (103,149)               --                --
           --          (232,014)               --                --
           --          (191,762)               --                --
-------------     -------------     -------------     -------------
           --          (526,925)               --                --
-------------     -------------     -------------     -------------
    9,733,659        16,789,591         5,160,318         7,173,483
       16,380           506,164                --                --
  (11,155,623)      (12,544,843)       (4,460,433)       (4,776,315)
-------------     -------------     -------------     -------------
            )
   (1,405,584         4,750,912           699,885         2,397,168
-------------     -------------     -------------     -------------
    3,774,968        (5,065,496)        2,252,876        (6,676,595)
   44,959,746        50,025,242        16,181,007        22,857,602
-------------     -------------     -------------     -------------
 $ 48,734,714      $ 44,959,746      $ 18,433,883      $ 16,181,007
-------------     -------------     -------------     -------------
-------------     -------------     -------------     -------------
 $    116,598      $     17,096      $         --      $         --
-------------     -------------     -------------     -------------

    See Notes to Financial Statements                                     93

Strategic Partners Style Specific Funds
             Statement of Changes in Net Assets Cont'd.

                                                       Strategic Partners
                                                 Small Capitalization Value Fund
                                                 -------------------------------
                                                       Year Ended July 31,
                                                 -------------------------------
                                                     2003              2002
--------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income (loss)                   $   (557,194)     $   (460,105)
   Net realized gain (loss) on investments
      and foreign currency transactions             (4,564,766)        5,901,692
   Net change in unrealized appreciation
      (depreciation) on investments and
      foreign currencies                            11,866,008        (9,482,438)
                                                 -------------     -------------
   Net increase (decrease) in net assets
      resulting from operations                      6,744,048        (4,040,851)
                                                 -------------     -------------
Dividends and distributions (Note 1)
   Dividends from net investment income
   Class A                                                  --                --
   Class B                                                  --                --
   Class C                                                  --                --
                                                 -------------     -------------
      Total dividends from net investment
      income                                                --                --
                                                 -------------     -------------
   Distributions from net realized gains
   Class A                                          (1,089,208)         (527,935)
   Class B                                          (1,871,892)         (930,855)
   Class C                                          (1,989,259)         (644,804)
                                                 -------------     -------------
      Total distributions from net realized
         gains                                      (4,950,359)       (2,103,594)
                                                 -------------     -------------
Fund share transactions (net of share
   conversions)
   (Note 6)
   Net proceeds from shares sold                    10,557,866        25,222,548
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                  4,781,348         2,013,945
   Cost of shares reacquired                       (13,461,729)       (9,602,225)
                                                 -------------     -------------
   Net increase in net assets from Fund share
      transactions                                   1,877,485        17,634,268
                                                 -------------     -------------
      Total increase (decrease)                      3,671,174        11,489,823
NET ASSETS
Beginning of year                                   41,350,585        29,860,762
                                                 -------------     -------------
End of year(a)                                    $ 45,021,759      $ 41,350,585
                                                 -------------     -------------
                                                 -------------     -------------
------------------------------
(a) Includes undistributed net investment
income of:                                        $         --      $         --
                                                 -------------     -------------

    94                                     See Notes to Financial Statements

Strategic Partners Style Specific Funds
             Statement of Changes in Net Assets Cont'd.

      Strategic Partners                  Strategic Partners
   International Equity Fund            Total Return Bond Fund
-------------------------------     -------------------------------
      Year Ended July 31,                 Year Ended July 31,
-------------------------------     -------------------------------
    2003              2002              2003                  2002
-------------------------------------------------------------------------
 $     33,744      $    (99,219)    $   3,205,589     $   2,267,956
            )
   (2,166,599        (4,979,078)        5,739,016         2,362,173
    3,076,976         1,554,665          (156,751)       (1,237,370)
-------------     -------------     -------------     -------------
      944,121        (3,523,632)        8,787,854         3,392,759
-------------     -------------     -------------     -------------
           --                --          (689,427)         (597,881)
           --                --        (1,579,423)       (1,054,013)
           --                --        (1,124,275)         (684,163)
-------------     -------------     -------------     -------------
           --                --        (3,393,125)       (2,336,057)
-------------     -------------     -------------     -------------
           --                --          (473,668)         (412,149)
           --                --        (1,282,600)         (826,845)
           --                --          (934,677)         (500,825)
-------------     -------------     -------------     -------------
           --                --        (2,690,945)       (1,739,819)
-------------     -------------     -------------     -------------
    5,650,196         5,982,826        53,769,126        76,176,779
           --                --         5,052,502         3,551,985
   (5,574,133)       (5,728,868)      (42,812,054)      (22,137,256)
-------------     -------------     -------------     -------------
       76,063           253,958        16,009,574        57,591,508
-------------     -------------     -------------     -------------
    1,020,184        (3,269,674)       18,713,358        56,908,391
   15,651,926        18,921,600       111,548,525        54,640,134
-------------     -------------     -------------     -------------
 $ 16,672,110      $ 15,651,926     $ 130,261,883     $ 111,548,525
-------------     -------------     -------------     -------------
-------------     -------------     -------------     -------------
 $         --      $         --     $     673,264     $          --
-------------     -------------     -------------     -------------

    See Notes to Financial Statements                                     95

Strategic Partners Style Specific Funds
             Financial Highlights

                                                                                Strategic Partners
                                                                         Large Capitalization Growth Fund
                                                     -------------------------------------------------------------------------
                                                                                      Class A
                                                     -------------------------------------------------------------------------
                                                                    Year Ended July 31,                    November 3, 1999(a)
                                                     -------------------------------------------------           Through
                                                        2003(e)           2002(e)            2001             July 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                    $  5.68           $  8.45           $ 13.19              $ 10.00
                                                     -------------     -------------     -------------          --------
Income (loss) from investment operations
Net investment loss                                        (.04)             (.05)             (.06)                (.06)
Net realized and unrealized gain (loss) on
   investment transactions                                  .91             (2.72)            (4.68)                3.25
                                                     -------------     -------------     -------------          --------
      Total from investment operations                      .87             (2.77)            (4.74)                3.19
                                                     -------------     -------------     -------------          --------
Net asset value, end of period                          $  6.55           $  5.68           $  8.45              $ 13.19
                                                     -------------     -------------     -------------          --------
                                                     -------------     -------------     -------------          --------
TOTAL RETURN(b)                                           15.32%           (32.78)%          (35.94)%              31.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                         $23,355           $19,187           $33,180              $38,227
Average net assets (000)                                $19,782           $27,440           $40,028              $28,788
Ratios to average net assets:
   Expenses, including distribution and service
      (12b-1) fees(d)                                      1.50%             1.36%             1.34%                1.17%(c)
   Expenses, excluding distribution and service
      (12b-1) fees                                         1.25%             1.11%             1.09%                 .92%(c)
   Net investment income (loss)                            (.68)%            (.65)%            (.60)%               (.62)%(c)
For Class A, B and C shares:
  Portfolio turnover rate                                    57%               74%               64%                  39%(f)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c) Annualized.
(d) The distributor of the Fund contractually agreed to limit its distributions and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(e) Calculated based on average shares outstanding for the year.
(f) Not annualized.

    96                                     See Notes to Financial Statements

Strategic Partners Style Specific Funds
             Financial Highlights Cont'd.

                                                                                Strategic Partners
                                                                         Large Capitalization Growth Fund
                                                     -------------------------------------------------------------------------
                                                                                      Class B
                                                     -------------------------------------------------------------------------
                                                                    Year Ended July 31,                    November 3, 1999(a)
                                                     -------------------------------------------------           Through
                                                        2003(d)           2002(d)            2001             July 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                    $  5.56           $  8.34           $ 13.11              $ 10.00
                                                     -------------     -------------     -------------          --------
Income (loss) from investment operations
Net investment loss                                        (.08)             (.10)             (.15)                (.12)
Net realized and unrealized gain (loss) on
   investment transactions                                  .89             (2.68)            (4.62)                3.23
                                                     -------------     -------------     -------------          --------
      Total from investment operations                      .81             (2.78)            (4.77)                3.11
                                                     -------------     -------------     -------------          --------
Net asset value, end of period                          $  6.37           $  5.56           $  8.34              $ 13.11
                                                     -------------     -------------     -------------          --------
                                                     -------------     -------------     -------------          --------
TOTAL RETURN(b)                                           14.57%           (33.33)%          (36.38)%              31.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                         $32,505           $33,990           $59,452              $75,819
Average net assets (000)                                $30,456           $48,934           $75,820              $59,151
Ratios to average net assets:
   Expenses, including distribution and service
      (12b-1) fees                                         2.25%             2.11%             2.09%                1.92%(c)
   Expenses, excluding distribution and service
      (12b-1) fees                                         1.25%             1.11%             1.09%                 .92%(c)
   Net investment loss                                    (1.42)%           (1.40)%           (1.35)%              (1.36)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c) Annualized.
(d) Calculated based on average shares outstanding for the year.

    See Notes to Financial Statements                                     97

Strategic Partners Style Specific Funds
             Financial Highlights Cont'd.

                                                                                Strategic Partners
                                                                         Large Capitalization Growth Fund
                                                     -------------------------------------------------------------------------
                                                                                      Class C
                                                     -------------------------------------------------------------------------
                                                                    Year Ended July 31,                    November 3, 1999(a)
                                                     -------------------------------------------------           Through
                                                        2003(d)           2002(d)            2001             July 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                    $  5.56           $  8.34          $     13.11          $   10.00
                                                     -------------     -------------     -------------         ----------
Income (loss) from investment operations
Net investment loss                                        (.08)             (.10)                (.15)              (.12)
Net realized and unrealized gain (loss) on
   investment transactions                                  .89             (2.68)               (4.62)              3.23
                                                     -------------     -------------     -------------         ----------
      Total from investment operations                      .81             (2.78)               (4.77)              3.11
                                                     -------------     -------------     -------------         ----------
Net asset value, end of period                          $  6.37           $  5.56          $      8.34          $   13.11
                                                     -------------     -------------     -------------         ----------
                                                     -------------     -------------     -------------         ----------
TOTAL RETURN(b)                                           14.57%           (33.33)%             (36.38)%            31.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                         $53,817           $53,328          $    98,015          $ 145,187
Average net assets (000)                                $49,591           $78,451          $   129,942          $ 128,884
Ratios to average net assets:
   Expenses, including distribution and service
      (12b-1) fees                                         2.25%             2.11%                2.09%              1.92%(c)
   Expenses, excluding distribution and service
      (12b-1) fees                                         1.25%             1.11%                1.09%               .92%(c)
   Net investment loss                                    (1.43)%           (1.40)%              (1.35)%            (1.32)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c) Annualized.
(d) Calculated based on average shares outstanding for the year.

    98                                     See Notes to Financial Statements

Strategic Partners Style Specific Funds
             Financial Highlights Cont'd.

                                                                                Strategic Partners
                                                                          Large Capitalization Value Fund
                                                     -------------------------------------------------------------------------
                                                                                      Class A
                                                     -------------------------------------------------------------------------
                                                                    Year Ended July 31,                    November 3, 1999(a)
                                                     -------------------------------------------------           Through
                                                         2003              2002              2001             July 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $  9.13           $ 11.01           $  9.33              $ 10.00
                                                     -------------     -------------     -------------           -------
Income from investment operations
Net investment income                                       .08               .07               .07                  .05
Net realized and unrealized gain (loss) on
   investment transactions                                 1.13             (1.84)             1.77                 (.69)
                                                     -------------     -------------     -------------           -------
      Total from investment operations                     1.21             (1.77)             1.84                 (.64)
                                                     -------------     -------------     -------------           -------
Less distributions:
   Dividends from net investment income                    (.02)               --              (.10)                (.03)
   Distributions from net realized gains                     --              (.11)             (.06)                  --
                                                     -------------     -------------     -------------           -------
      Total dividends and distributions                    (.02)             (.11)             (.16)                (.03)
                                                     -------------     -------------     -------------           -------
Net asset value, end of period                          $ 10.32           $  9.13           $ 11.01              $  9.33
                                                     -------------     -------------     -------------           -------
                                                     -------------     -------------     -------------           -------
TOTAL RETURN(b)                                           13.29%           (16.16)%           19.84%               (6.42)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                         $ 9,973           $ 8,503           $10,091              $ 5,162
Average net assets (000)                                $ 8,718           $ 9,523           $ 7,565              $ 4,119
Ratios to average net assets:
   Expenses, including distribution and service
      (12b-1) fees(d)                                      1.60%(e)          1.60%(e)          1.65%(e)             2.36%(c)
   Expenses, excluding distribution and service
      (12b-1) fees                                         1.35%(e)          1.35%(e)          1.40%(e)             2.11%(c)
   Net investment income                                    .86%(e)           .66%(e)           .71%(e)              .63%(c)
For Class A, B and C shares:
  Portfolio turnover rate                                    50%               55%               46%                  58%(f)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c) Annualized.
(d) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(e) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.78%, 1.68% and 1.84% for the periods ended July 31, 2003, July 31, 2002 and July 31, 2001, respectively. The net investment income ratios would have been .68%, .58% and .51% for the periods ended July 31, 2003, July 31, 2002 and July 31, 2001, respectively.
(f) Not annualized.

    See Notes to Financial Statements                                     99

Strategic Partners Style Specific Funds
             Financial Highlights Cont'd.

                                                                                Strategic Partners
                                                                          Large Capitalization Value Fund
                                                     -------------------------------------------------------------------------
                                                                                      Class B
                                                     -------------------------------------------------------------------------
                                                                    Year Ended July 31,                    November 3, 1999(a)
                                                     -------------------------------------------------           Through
                                                         2003              2002              2001             July 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                    $  9.01           $ 10.96           $  9.28              $ 10.00
                                                     -------------     -------------     -------------          --------
Income from investment operations
Net investment income (loss)                                .01              (.01)               --(d)                --(d)
Net realized and unrealized gain (loss) on
   investment transactions                                 1.12             (1.83)             1.76                 (.70)
                                                     -------------     -------------     -------------          --------
      Total from investment operations                     1.13             (1.84)             1.76                 (.70)
                                                     -------------     -------------     -------------          --------
Less distributions:
   Distributions in excess of net investment
      income                                                 --                --              (.02)                (.02)
   Distributions from net realized gains                     --              (.11)             (.06)                  --
                                                     -------------     -------------     -------------          --------
      Total distributions                                    --              (.11)             (.08)                (.02)
                                                     -------------     -------------     -------------          --------
Net asset value, end of period                          $ 10.14           $  9.01           $ 10.96              $  9.28
                                                     -------------     -------------     -------------          --------
                                                     -------------     -------------     -------------          --------
TOTAL RETURN(b)                                           12.54%           (16.87)%           19.05%               (7.02)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                         $19,645           $18,614           $21,724              $11,418
Average net assets (000)                                $17,776           $21,374           $17,188              $ 8,794
Ratios to average net assets:
   Expenses, including distribution and service
      (12b-1) fees                                         2.35%(e)          2.35%(e)          2.40%(e)             3.11%(c)
   Expenses, excluding distribution and service
      (12b-1) fees                                         1.35%(e)          1.35%(e)          1.40%(e)             2.11%(c)
   Net investment income (loss)                             .12%(e)          (.09)%(e)         (.02)%(e)            (.13)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c) Annualized.
(d) Less than $.005 per share.
(e) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 2.53%, 2.43% and 2.59% for the periods ended July 31, 2003, July 31, 2002 and July 31, 2001, respectively. The net investment loss ratios would have been (.06)%, (.17)% and (.22)% for the periods ended July 31, 2003, July 31, 2002 and July 31, 2001, respectively.

    100                                    See Notes to Financial Statements

Strategic Partners Style Specific Funds
             Financial Highlights Cont'd.

                                                                                Strategic Partners
                                                                          Large Capitalization Value Fund
                                                     -------------------------------------------------------------------------
                                                                                      Class C
                                                     -------------------------------------------------------------------------
                                                                    Year Ended July 31,                    November 3, 1999(a)
                                                     -------------------------------------------------           Through
                                                         2003              2002              2001             July 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                    $  9.01           $ 10.96           $  9.28              $ 10.00
                                                     -------------     -------------     -------------          --------
Income from investment operations
Net investment income (loss)                                .01              (.01)               --(d)                --(d)
Net realized and unrealized gain (loss) on
   investment transactions                                 1.12             (1.83)             1.76                 (.70)
                                                     -------------     -------------     -------------          --------
      Total from investment operations                     1.13             (1.84)             1.76                 (.70)
                                                     -------------     -------------     -------------          --------
Less distributions
   Distributions in excess of net investment
      income                                                 --                --              (.02)                (.02)
   Distributions from net realized gains                     --              (.11)             (.06)                  --
                                                     -------------     -------------     -------------          --------
      Total distributions                                    --              (.11)             (.08)                (.02)
                                                     -------------     -------------     -------------          --------
Net asset value, end of period                          $ 10.14           $  9.01           $ 10.96              $  9.28
                                                     -------------     -------------     -------------          --------
                                                     -------------     -------------     -------------          --------
TOTAL RETURN(b)                                           12.54%           (16.87)%           19.05%               (7.02)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                         $19,116           $17,843           $18,211              $12,845
Average net assets (000)                                $17,279           $18,866           $16,051              $12,693
Ratios to average net assets
   Expenses, including distribution and service
      (12b-1) fees                                         2.35%(e)          2.35%(e)          2.40%(e)             3.11%(c)
   Expenses, excluding distribution and service
      (12b-1) fees                                         1.35%(e)          1.35%(e)          1.40%(e)             2.11%(c)
   Net investment income (loss)                             .12%(e)          (.09)%(e)          .01%(e)             (.02)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c) Annualized.
(d) Less than $.005 per share.
(e) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 2.53%, 2.43% and 2.59% for the periods ended July 31, 2003, July 31, 2002 and July 31, 2001, respectively. The net investment loss ratios would have been (.06)%, (.18)% and (.18)% for the periods ended July 31, 2003, July 31, 2002 and July 31, 2001, respectively.

    See Notes to Financial Statements                                    101

Strategic Partners Style Specific Funds
             Financial Highlights Cont'd.

                                                                                Strategic Partners
                                                                         Small Capitalization Growth Fund
                                                     -------------------------------------------------------------------------
                                                                                      Class A
                                                     -------------------------------------------------------------------------
                                                                    Year Ended July 31,                    November 3, 1999(a)
                                                     -------------------------------------------------           Through
                                                         2003             2002(d)           2001(d)         July 31, 2000(d)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                    $  6.02           $  9.36           $ 12.62              $ 10.00
                                                     -------------     -------------     -------------           -------
Income from investment operations
Net investment loss                                        (.09)             (.13)             (.19)                (.20)
Net realized and unrealized gain (loss) on
   investment transactions                                  .74             (3.21)            (2.12)                2.82
                                                     -------------     -------------     -------------           -------
      Total from investment operations                      .65             (3.34)            (2.31)                2.62
                                                     -------------     -------------     -------------           -------
Less distributions
   Distributions from net realized gains                     --                --              (.95)                  --
                                                     -------------     -------------     -------------           -------
Net asset value, end of period                          $  6.67           $  6.02           $  9.36              $ 12.62
                                                     -------------     -------------     -------------           -------
                                                     -------------     -------------     -------------           -------
TOTAL RETURN(b)                                           10.80%           (35.68)%          (18.58)%              26.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                         $ 4,566           $ 3,730           $ 5,887              $ 4,667
Average net assets (000)                                $ 3,791           $ 5,059           $ 5,109              $ 4,799
Ratios to average net assets:
   Expenses, including distribution and
      service (12b-1) fees(g)                              1.85%(e)          1.85%(e)          2.15%(e)             2.69%(c)
   Expenses, excluding distribution and
      service (12b-1) fees                                 1.60%(e)          1.60%(e)          1.90%(e)             2.44%(c)
   Net investment loss                                    (1.60)%(e)        (1.59)%(e)        (1.78)%(e)           (2.10)%(c)
For Class A, B and C shares:
  Portfolio turnover rate                                   210%              151%              149%                 112%(f)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c) Annualized.
(d) Calculations are based on average shares outstanding during the period.
(e) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 2.76%, 2.38% and 2.42% for the periods ended July 31, 2003, July 31, 2002 and July 31, 2001, respectively. The net investment loss ratios would have been (2.51)%, (2.12)% and (2.08)% for the periods ended July 31, 2003, July 31, 2002 and July 31, 2001, respectively.
(f) Not annualized.
(g) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of the Class A shares.

    102                                    See Notes to Financial Statements

Strategic Partners Style Specific Funds
             Financial Highlights Cont'd.

                                                                                Strategic Partners
                                                                         Small Capitalization Growth Fund
                                                     -------------------------------------------------------------------------
                                                                                      Class B
                                                     -------------------------------------------------------------------------
                                                                    Year Ended July 31,                    November 3, 1999(a)
                                                     -------------------------------------------------           Through
                                                         2003             2002(d)           2001(d)         July 31, 2000(d)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                    $  5.88           $  9.22           $ 12.54              $ 10.00
                                                     -------------     -------------     -------------           -------
Income from investment operations
Net investment loss                                        (.13)             (.18)             (.27)                (.19)
Net realized and unrealized gain (loss) on
   investment transactions                                  .72             (3.16)            (2.10)                2.73
                                                     -------------     -------------     -------------           -------
      Total from investment operations                      .59             (3.34)            (2.37)                2.54
                                                     -------------     -------------     -------------           -------
Less distributions
   Distributions from net realized gains                     --                --              (.95)                  --
                                                     -------------     -------------     -------------           -------
Net asset value, end of period                          $  6.47           $  5.88           $  9.22              $ 12.54
                                                     -------------     -------------     -------------           -------
                                                     -------------     -------------     -------------           -------
TOTAL RETURN(b)                                           10.20%           (36.16)%          (19.29)%              25.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                         $ 6,444           $ 6,228           $ 9,199              $ 8,568
Average net assets (000)                                $ 5,674           $ 8,093           $ 9,243              $ 5,881
Ratios to average net assets:
   Expenses, including distribution and
      service (12b-1) fees                                 2.60%(e)          2.60%(e)          2.90%(e)             3.44%(c)
   Expenses, excluding distribution and
      service (12b-1) fees                                 1.60%(e)          1.60%(e)          1.90%(e)             2.44%(c)
   Net investment loss                                    (2.35)%(e)        (2.34)%(e)        (2.52)%(e)           (2.90)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c) Annualized.
(d) Calculations are based on average shares outstanding during the period.
(e) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 3.51%, 3.13% and 3.17% for the periods ended July 31, 2003, July 31, 2002 and July 31, 2001, respectively. The net investment loss ratios would have been (3.26)%, (2.87)% and (2.79)% for the periods ended July 31, 2003, July 31, 2002 and July 31, 2001, respectively.

    See Notes to Financial Statements                                    103

Strategic Partners Style Specific Funds
             Financial Highlights Cont'd.

                                                                                Strategic Partners
                                                                         Small Capitalization Growth Fund
                                                     -------------------------------------------------------------------------
                                                                                      Class C
                                                     -------------------------------------------------------------------------
                                                                    Year Ended July 31,                    November 3, 1999(a)
                                                     -------------------------------------------------           Through
                                                         2003             2002(d)           2001(d)         July 31, 2000(d)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                    $  5.88           $  9.22           $ 12.54              $ 10.00
                                                     -------------     -------------     -------------           -------
Income from investment operations
Net investment loss                                        (.13)             (.18)             (.27)                (.23)
Net realized and unrealized gain (loss) on
   investment transactions                                  .72             (3.16)            (2.10)                2.77
                                                     -------------     -------------     -------------           -------
      Total from investment operations                      .59             (3.34)            (2.37)                2.54
                                                     -------------     -------------     -------------           -------
Less distributions
   Distributions from net realized gains                     --                --              (.95)                  --
                                                     -------------     -------------     -------------           -------
Net asset value, end of period                          $  6.47           $  5.88           $  9.22              $ 12.54
                                                     -------------     -------------     -------------           -------
                                                     -------------     -------------     -------------           -------
TOTAL RETURN(b)                                           10.20%           (36.16)%          (19.29)%              25.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                         $ 7,424           $ 6,222           $ 7,772              $ 7,659
Average net assets (000)                                $ 5,982           $ 7,253           $ 7,782              $ 6,468
Ratios to average net assets:
   Expenses, including distribution and
      service (12b-1) fees                                 2.60%(e)          2.60%(e)          2.90%(e)             3.44%(c)
   Expenses, excluding distribution and
      service (12b-1) fees                                 1.60%(e)          1.60%(e)          1.90%(e)             2.44%(c)
   Net investment loss                                    (2.35)%(e)        (2.34)%(e)        (2.52)%(e)           (2.94)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c) Annualized.
(d) Calculations are based on average shares outstanding during the period.
(e) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 3.51%, 3.13% and 3.17% for the periods ended July 31, 2003, July 31, 2002 and July 31, 2001, respectively. The net investment loss ratios would have been (3.26)%, (2.87)% and (2.78)% for the periods ended July 31, 2003, July 31, 2002 and July 31, 2001, respectively.

    104                                    See Notes to Financial Statements

Strategic Partners Style Specific Funds
             Financial Highlights Cont'd.

                                                                                Strategic Partners
                                                                          Small Capitalization Value Fund
                                                     -------------------------------------------------------------------------
                                                                                      Class A
                                                     -------------------------------------------------------------------------
                                                                    Year Ended July 31,                    November 3, 1999(a)
                                                     -------------------------------------------------           Through
                                                        2003(d)           2002(d)            2001           July 31, 2000(d)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                    $ 11.71           $ 13.18           $ 11.08              $ 10.00
                                                     -------------     -------------     -------------           -------
Income (loss) from investment operations
Net investment loss                                        (.09)             (.09)             (.02)                (.11)
Net realized and unrealized gain (loss) on
   investment transactions                                 2.00              (.51)             2.49                 1.19
                                                     -------------     -------------     -------------           -------
      Total from investment operations                     1.91              (.60)             2.47                 1.08
                                                     -------------     -------------     -------------           -------
Less distributions:
Distributions from net realized gains                     (1.43)             (.87)             (.37)                  --
                                                     -------------     -------------     -------------           -------
Net asset value, end of period                          $ 12.19           $ 11.71           $ 13.18              $ 11.08
                                                     -------------     -------------     -------------           -------
                                                     -------------     -------------     -------------           -------
TOTAL RETURN(b)                                           18.99%            (4.80)%           22.90%               10.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                         $11,151           $ 8,637           $ 7,986              $ 3,863
Average net assets (000)                                $ 9,198           $ 8,818           $ 5,582              $ 5,083
Ratios to average net assets:
   Expenses, including distribution and service
      (12b-1) fees(f)                                      1.91%             1.86%             1.80%(e)             3.24%(c)
   Expenses, excluding distribution and service
      (12b-1) fees                                         1.66%             1.61%             1.55%(e)             2.99%(c)
   Net investment loss                                     (.82)%            (.66)%            (.16)%(e)           (1.37)%(c)
For Class A, B and C shares:
  Portfolio turnover rate                                    61%              142%               54%                  34%(g)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c) Annualized.
(d) Calculations are based on average shares outstanding during the period.
(e) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratio including distribution and service (12b-1) fees would have been 2.46% and the net investment loss ratio would have been (.82)% for the year ended July 31, 2001.
(f) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(g) Not annualized.

    See Notes to Financial Statements                                    105

Strategic Partners Style Specific Funds
             Financial Highlights Cont'd.

                                                                                Strategic Partners
                                                                          Small Capitalization Value Fund
                                                     -------------------------------------------------------------------------
                                                                                      Class B
                                                     -------------------------------------------------------------------------
                                                                    Year Ended July 31,                    November 3, 1999(a)
                                                     -------------------------------------------------           Through
                                                        2003(d)           2002(d)            2001           July 31, 2000(d)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                    $ 11.46           $ 13.00           $ 11.01              $ 10.00
                                                     -------------     -------------     -------------           -------
Income (loss) from investment operations
Net investment loss                                        (.17)             (.18)             (.08)                (.16)
Net realized and unrealized gain (loss) on
   investment transactions                                 1.93              (.49)             2.44                 1.17
                                                     -------------     -------------     -------------           -------
      Total from investment operations                     1.76              (.67)             2.36                 1.01
                                                     -------------     -------------     -------------           -------
Less distributions:
Distributions from net realized gains                     (1.43)             (.87)             (.37)                  --
                                                     -------------     -------------     -------------           -------
Net asset value, end of period                          $ 11.79           $ 11.46           $ 13.00              $ 11.01
                                                     -------------     -------------     -------------           -------
                                                     -------------     -------------     -------------           -------
TOTAL RETURN(b)                                           18.01%            (5.44)%           22.03%               10.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                         $16,433           $15,818           $12,888              $ 5,379
Average net assets (000)                                $14,990           $15,328           $ 8,432              $ 3,564
Ratios to average net assets:
   Expenses, including distribution and service
      (12b-1) fees                                         2.66%             2.61%             2.55%(e)             3.99%(c)
   Expenses, excluding distribution and service
      (12b-1) fees                                         1.66%             1.61%             1.55%(e)             2.99%(c)
   Net investment loss                                    (1.57)%           (1.41)%            (.92)%(e)           (2.20)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c) Annualized.
(d) Calculations are based on average shares outstanding during the period.
(e) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratio including distribution and service (12b-1) fees would have been 3.21% and the net investment loss ratio would have been (1.58)% for the year ended July 31, 2001.

    106                                    See Notes to Financial Statements

Strategic Partners Style Specific Funds
             Financial Highlights Cont'd.

                                                                                Strategic Partners
                                                                          Small Capitalization Value Fund
                                                     -------------------------------------------------------------------------
                                                                                      Class C
                                                     -------------------------------------------------------------------------
                                                                    Year Ended July 31,                    November 3, 1999(a)
                                                     -------------------------------------------------           Through
                                                        2003(d)           2002(d)            2001           July 31, 2000(d)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                    $ 11.46           $ 13.00           $ 11.01              $ 10.00
                                                     -------------     -------------     -------------           -------
Income (loss) from investment operations
Net investment loss                                        (.17)             (.18)             (.08)                (.17)
Net realized and unrealized gain (loss) on
   investment and foreign currency transactions            1.93              (.49)             2.44                 1.18
                                                     -------------     -------------     -------------           -------
      Total from investment operations                     1.76              (.67)             2.36                 1.01
                                                     -------------     -------------     -------------           -------
Less distributions:
Distributions from net realized gains                     (1.43)             (.87)             (.37)                  --
                                                     -------------     -------------     -------------           -------
Net asset value, end of period                          $ 11.79           $ 11.46           $ 13.00              $ 11.01
                                                     -------------     -------------     -------------           -------
                                                     -------------     -------------     -------------           -------
TOTAL RETURN(b)                                           18.01%            (5.44)%           22.03%               10.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                         $17,437           $16,896           $ 8,986              $ 4,354
Average net assets (000)                                $15,880           $13,161           $ 6,346              $ 3,776
Ratios to average net assets:
   Expenses, including distribution and service
      (12b-1) fees                                         2.66%             2.61%             2.55%(e)             3.99%(c)
   Expenses, excluding distribution and service
      (12b-1) fees                                         1.66%             1.61%             1.55%(e)             2.99%(c)
   Net investment loss                                    (1.57)%           (1.41)%            (.92)%(e)           (2.16)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c) Annualized.
(d) Calculations are based on average shares outstanding during the period.
(e) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratio including distribution and service (12b-1) fees would have been 3.21% and the net investment loss ratio would have been (1.58)% for the year ended July 31, 2001.

    See Notes to Financial Statements                                    107

Strategic Partners Style Specific Funds
             Financial Highlights Cont'd.

                                                                                Strategic Partners
                                                                             International Equity Fund
                                                     -------------------------------------------------------------------------
                                                                                      Class A
                                                     -------------------------------------------------------------------------
                                                                    Year Ended July 31,                    November 3, 1999(a)
                                                     -------------------------------------------------           Through
                                                         2003             2002(e)           2001(e)         July 31, 2000(e)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                    $  6.46           $  7.87           $  9.95              $ 10.00
                                                     -------------     -------------     -------------           -------
Income (loss) from investment operations
Net investment income (loss)                                .06                --(d)           (.01)                (.05)
Net realized and unrealized loss on
   investment transactions and foreign currency
   transactions                                             .37             (1.41)            (2.07)                  --(d)
                                                     -------------     -------------     -------------           -------
      Total from investment operations                      .43             (1.41)            (2.08)                (.05)
                                                     -------------     -------------     -------------           -------
Net asset value, end of period                          $  6.89           $  6.46           $  7.87              $  9.95
                                                     -------------     -------------     -------------           -------
                                                     -------------     -------------     -------------           -------
TOTAL RETURN(b)                                            6.66%           (17.92)%          (20.90)%               (.50)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                         $ 4,184           $ 3,470           $ 4,698              $ 4,689
Average net assets (000)                                $ 3,799           $ 3,999           $ 4,634              $ 4,447
Ratios to average net assets:
   Expenses, including distribution and service
      (12b-1) fees(g)                                      2.00%(f)          2.00%(f)          2.00%(f)             2.89%(c)
   Expenses, excluding distribution and service
      (12b-1) fees                                         1.75%(f)          1.75%(f)          1.75%(f)             2.64%(c)
   Net investment income/loss                               .84%(f)          (.03)%(f)         (.09)%(f)            (.74)%(c)
For Classes A, B and C shares:
   Portfolio turnover rate                                   48%               75%               40%                  40%(h)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c) Annualized.
(d) Less than $.005 per share.
(e) Calculations are based on average shares outstanding during the period.
(f) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 3.13%, 2.85% and 2.76% for the fiscal years ended July 31, 2003, July 31, 2002 and July 31, 2001, respectively. The net investment loss ratios would have been (.30)%, (.88)% and (.90)% for the fiscal years ending July 31, 2003, July 31, 2002 and July 31, 2001, respectively.
(g) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(h) Not annualized.

    108                                    See Notes to Financial Statements

Strategic Partners Style Specific Funds
             Financial Highlights Cont'd.

                                                                                Strategic Partners
                                                                             International Equity Fund
                                                     -------------------------------------------------------------------------
                                                                                      Class B
                                                     -------------------------------------------------------------------------
                                                                    Year Ended July 31,                    November 3, 1999(a)
                                                     -------------------------------------------------           Through
                                                         2003             2002(e)           2001(e)         July 31, 2000(e)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                    $  6.33           $  7.77           $  9.89              $ 10.00
                                                     -------------     -------------     -------------           -------
Income (loss) from investment operations
Net investment income (loss)                                 --(d)           (.05)             (.08)                (.11)
Net realized and unrealized gain (loss) on
   investment and foreign currency transactions             .38             (1.39)            (2.04)                  --(d)
                                                     -------------     -------------     -------------           -------
      Total from investment operations                      .38             (1.44)            (2.12)                (.11)
                                                     -------------     -------------     -------------           -------
Net asset value, end of period                          $  6.71           $  6.33           $  7.77              $  9.89
                                                     -------------     -------------     -------------           -------
                                                     -------------     -------------     -------------           -------
TOTAL RETURN(b)                                            6.00%           (18.53)%          (21.44)%              (1.10)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                         $ 5,375           $ 5,382           $ 6,670              $ 7,020
Average net assets (000)                                $ 5,048           $ 6,052           $ 7,089              $ 6,027
Ratios to average net assets:
   Expenses, including distribution and service
      (12b-1) fees                                         2.75%(f)          2.75%(f)          2.75%(f)             3.64%(c)
   Expenses, excluding distribution and service
      (12b-1) fees                                         1.75%(f)          1.75%(f)          1.75%(f)             2.64%(c)
   Net investment income/loss                               .01%(f)          (.77)%(f)         (.90)%(f)           (1.45)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c) Annualized.
(d) Less than $.005 per share.
(e) Calculations are based on average shares outstanding during the period.
(f) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 3.88%, 3.60% and 3.51% for the fiscal years ended July 31, 2003, July 31, 2002 and July 31, 2001, respectively. The net investment loss ratios would have been (1.12)%, (1.62)% and (1.64)% for the fiscal years ending July 31, 2003, July 31, 2002 and July 31, 2001, respectively.

    See Notes to Financial Statements                                    109

Strategic Partners Style Specific Funds
             Financial Highlights Cont'd.

                                                                                Strategic Partners
                                                                             International Equity Fund
                                                     -------------------------------------------------------------------------
                                                                                      Class C
                                                     -------------------------------------------------------------------------
                                                                    Year Ended July 31,                    November 3, 1999(a)
                                                     -------------------------------------------------           Through
                                                         2003             2002(e)           2001(e)         July 31, 2000(e)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                    $  6.33           $  7.77           $  9.89              $ 10.00
                                                     -------------     -------------     -------------           -------
Income (loss) from investment operations
Net investment income (loss)                              --(d)              (.05)             (.08)                (.11)
Net realized and unrealized gain (loss) on
   investment and foreign currency transactions             .37             (1.39)            (2.04)                  --(d)
                                                     -------------     -------------     -------------           -------
      Total from investment operations                      .37             (1.44)            (2.12)                (.11)
                                                     -------------     -------------     -------------           -------
Net asset value, end of period                          $  6.70           $  6.33           $  7.77              $  9.89
                                                     -------------     -------------     -------------           -------
                                                     -------------     -------------     -------------           -------
TOTAL RETURN(b)                                            5.85%           (18.53)%          (21.44)%              (1.10)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                         $ 7,113           $ 6,800           $ 7,554              $ 8,955
Average net assets (000)                                $ 6,731           $ 7,153           $ 8,383              $ 8,717
Ratios to average net assets:
   Expenses, including distribution and service
      (12b-1) fees                                         2.75%(f)          2.75%(f)          2.75%(f)             3.64%(c)
   Expenses, excluding distribution and service
      (12b-1) fees                                         1.75%(f)          1.75%(f)          1.75%(f)             2.64%(c)
   Net investment income/loss                               .02%(f)          (.72)%(f)         (.93)%(f)           (1.50)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c) Annualized.
(d) Less than $.005 per share.
(e) Calculations are based on average shares outstanding during the period.
(f) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 3.88%, 3.60% and 3.51% for the fiscal years ended July 31, 2003, July 31, 2002 and July 31, 2001, respectively. The net investment loss ratios would have been (1.13)%, (1.58)% and (1.66)% for the fiscal years ending July 31, 2003, July 31, 2002 and July 31, 2001, respectively.

    110                                    See Notes to Financial Statements

Strategic Partners Style Specific Funds
             Financial Highlights Cont'd.

                                                                                Strategic Partners
                                                                              Total Return Bond Fund
                                                     -------------------------------------------------------------------------
                                                                                      Class A
                                                     -------------------------------------------------------------------------
                                                                    Year Ended July 31,                    November 3, 1999(a)
                                                     -------------------------------------------------           Through
                                                         2003              2002              2001             July 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                    $ 10.35           $ 10.43           $  9.99              $ 10.00
                                                     -------------     -------------     -------------          --------
Income from investment operations
Net investment income                                       .34               .35               .53                  .33
Net realized and unrealized gain on
   investment transactions                                  .45               .19               .54                   --(d)
                                                     -------------     -------------     -------------          --------
      Total from investment operations                      .79               .54              1.07                  .33
                                                     -------------     -------------     -------------          --------
Less dividends and distributions:
   Dividends from net investment income                    (.32)             (.36)             (.53)                (.33)
   Distributions in excess of net investment
      income                                                 --                --                --                 (.01)
   Distributions from net realized
      gains on investments                                 (.23)             (.26)             (.10)                  --
                                                     -------------     -------------     -------------          --------
      Total dividends and distributions                    (.55)             (.62)             (.63)                (.34)
                                                     -------------     -------------     -------------          --------
Net asset value, end of period                          $ 10.59           $ 10.35           $ 10.43              $  9.99
                                                     -------------     -------------     -------------          --------
                                                     -------------     -------------     -------------          --------
TOTAL RETURN(b)                                            7.67%             5.31%            11.11%                3.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                         $22,142           $20,796           $15,205              $ 9,875
Average net assets (000)                                $22,632           $17,564           $10,677              $11,760
Ratios to average net assets:
   Expenses, including distribution and
      service (12b-1) fees(g)                              1.05%(e)          1.05%(e)          1.05%(e)             1.96%(c)
   Expenses, excluding distribution and
      service (12b-1) fees                                  .80%(e)           .80%(e)           .80%(e)             1.71%(c)
   Net investment income                                   2.90%(e)          3.32%(e)          5.07%(e)             4.66%(c)
For Class A, B and C shares:
  Portfolio turnover rate(f)                                572%              530%              638%                 423%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c) Annualized.
(d) Less than $.005 per share.
(e) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.10%, 1.22% and 1.36% for the fiscal years ended July 31, 2003, July 31, 2002 and July 31, 2001, respectively. The net investment income ratios would have been 2.85%, 3.15% and 4.15% for the fiscal years ended July 31, 2003, July 31, 2002 and July 31, 2001, respectively.
(f) Not annualized for periods of less than one full year.
(g) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.

    See Notes to Financial Statements                                    111

Strategic Partners Style Specific Funds
             Financial Highlights Cont'd.

                                                                                Strategic Partners
                                                                              Total Return Bond Fund
                                                     -------------------------------------------------------------------------
                                                                                      Class B
                                                     -------------------------------------------------------------------------
                                                                    Year Ended July 31,                    November 3, 1999(a)
                                                     -------------------------------------------------           Through
                                                         2003              2002              2001             July 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                    $ 10.35           $ 10.43           $  9.99              $ 10.00
                                                     -------------     -------------     -------------          --------
Income from investment operations
Net investment income                                       .29               .31               .48                  .29
Net realized and unrealized gain on
   investment transactions                                  .45               .18               .54                   --(d)
                                                     -------------     -------------     -------------          --------
      Total from investment operations                      .74               .49              1.02                  .29
                                                     -------------     -------------     -------------          --------
Less dividends and distributions:
   Dividends from net investment income                    (.27)             (.31)             (.48)                (.29)
   Distributions in excess of net investment
      income                                                 --                --                --                 (.01)
   Distributions from net realized
      gains on investments                                 (.23)             (.26)             (.10)                  --
                                                     -------------     -------------     -------------          --------
      Total dividends and distributions                    (.50)             (.57)             (.58)                (.30)
                                                     -------------     -------------     -------------          --------
Net asset value, end of period                          $ 10.59           $ 10.35           $ 10.43              $  9.99
                                                     -------------     -------------     -------------          --------
                                                     -------------     -------------     -------------          --------
TOTAL RETURN(b)                                            7.14%             4.79%            10.57%                2.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                         $64,845           $52,250           $25,376              $ 9,739
Average net assets (000)                                $62,440           $36,575           $16,527              $ 7,304
Ratios to average net assets:
   Expenses, including distribution and
      service (12b-1) fees                                 1.55%(e)          1.55%(e)          1.55%(e)             2.46%(c)
   Expenses, excluding distribution and
      service (12b-1) fees                                  .80%(e)           .80%(e)           .80%(e)             1.71%(c)
   Net investment income                                   2.40%(e)          2.79%(e)          4.57%(e)             4.23%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c) Annualized.
(d) Less than $.005 per share.
(e) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.60%, 1.72% and 1.86% for the fiscal years ended July 31, 2003, July 31, 2002 and July 31, 2001, respectively. The net investment income ratios would have been 2.35%, 2.63% and 4.26% for the fiscal years ended July 31, 2003, July 31, 2002 and July 31, 2001, respectively.

    112                                    See Notes to Financial Statements

Strategic Partners Style Specific Funds
             Financial Highlights Cont'd.

                                                                                Strategic Partners
                                                                              Total Return Bond Fund
                                                     -------------------------------------------------------------------------
                                                                                      Class C
                                                     -------------------------------------------------------------------------
                                                                    Year Ended July 31,                    November 3, 1999(a)
                                                     -------------------------------------------------           Through
                                                         2003              2002              2001             July 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                    $ 10.35           $ 10.43           $  9.99              $ 10.00
                                                     -------------     -------------     -------------           -------
Income from investment operations
Net investment income                                       .29               .31               .48                  .29
Net realized and unrealized gain on
   investment transactions                                  .45               .18               .54                   --(d)
                                                     -------------     -------------     -------------           -------
      Total from investment operations                      .74               .49              1.02                  .29
                                                     -------------     -------------     -------------           -------
Less dividends and distributions:
   Dividends from net investment income                    (.27)             (.31)             (.48)                (.29)
   Distributions in excess of net investment
      income                                                 --                --                --                 (.01)
   Distributions from net realized
      gains on investments                                 (.23)             (.26)             (.10)                  --
                                                     -------------     -------------     -------------           -------
      Total dividends and distributions                    (.50)             (.57)             (.58)                (.30)
                                                     -------------     -------------     -------------           -------
Net asset value, end of period                          $ 10.59           $ 10.35           $ 10.43              $  9.99
                                                     -------------     -------------     -------------           -------
                                                     -------------     -------------     -------------           -------
TOTAL RETURN(b)                                            7.14%             4.79%            10.57%                2.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                         $43,274           $38,503           $14,059              $ 5,849
Average net assets (000)                                $44,100           $23,935           $ 7,938              $ 6,393
Ratios to average net assets:
   Expenses, including distribution and
      service (12b-1) fees                                 1.55%(e)          1.55%(e)          1.55%(e)             2.46%(c)
   Expenses, excluding distribution and
      service (12b-1) fees                                  .80%(e)           .80%(e)           .80%(e)             1.71%(c)
   Net investment income                                   2.40%(e)          2.77%(e)          4.56%(e)             4.16%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c) Annualized.
(d) Less than $.005 per share.
(e) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.60%, 1.72% and 1.86% for the fiscal years ended July 31, 2003, July 31, 2002 and July 31, 2001, respectively. The net investment income ratios would have been 2.35%, 2.60% and 4.25% for the fiscal years ended July 31, 2003, July 31, 2002 and July 31, 2001, respectively.

    See Notes to Financial Statements                                    113

Strategic Partners Style Specific Funds
             Notes to Financial Statements

      Strategic Partners Style Specific Funds (the 'Trust'), is an open-end management investment company, which was established as a Delaware business trust on July 8, 1999. The Trust consists of six separate funds (the 'Fund' or 'Funds'): Strategic Partners Large Capitalization Growth Fund ('Large Capitalization Growth'), Strategic Partners Large Capitalization Value Fund ('Large Capitalization Value'), Strategic Partners Small Capitalization Growth Fund ('Small Capitalization Growth'), Strategic Partners Small Capitalization Value Fund ('Small Capitalization Value'), Strategic Partners International Equity Fund ('International Equity') and Strategic Partners Total Return Bond Fund ('Total Return Bond'). The Trust did not have any activity until September 2, 1999 when it issued to Prudential Investments LLC ('PI'), 600 each of Class A, Class B and Class C shares of each of Large Capitalization Growth Fund, Large Capitalization Value Fund, Small Capitalization Growth Fund, Small Capitalization Value Fund, International Equity Fund and 334 Class A shares and 333 each of Class B and Class C shares of Total Return Bond Fund for a total of $100,000. The Funds' investment operations commenced on November 3, 1999.

      The Funds' investment objectives are as follows: Large Capitalization Growth--long-term capital appreciation through investment primarily in common stocks that, in the investment adviser's opinion, should have growth faster than that of the S&P 500; Large Capitalization Value--total return of capital appreciation and dividend income through investment primarily in common stocks that, in the investment adviser's opinion, are undervalued; Small Capitalization Growth--maximum capital appreciation through investment primarily in small company common stocks that, in the investment adviser's opinion, have growth faster than that of the U.S. economy in general; Small Capitalization Value--above average capital appreciation through investment in small company common stocks that, in the investment adviser's opinion, are undervalued or overlooked in the marketplace; International Equity--capital appreciation through investment primarily in stocks of companies domiciled outside the United States; Total Return Bond--total return of current income and capital appreciation through investment primarily in fixed-income securities of varying maturities with a dollar-weighted average portfolio maturity of more than four years but not more than fifteen years. The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Funds to meet their obligations may be affected by economic or political developments in a specific industry, region or country.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Trust and the Funds in the preparation of financial statements.

Strategic Partners Style Specific Funds
             Notes to Financial Statements Cont'd.

      Securities Valuation:    Securities listed on a securities exchange are
valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC ('PI' or 'Manager'), in consultation with the subadviser(s); to be over-the-counter, are valued at market value by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily obtainable, pursuant to guidelines established by the Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Any security for which a reliable market quotation is unavailable is valued at fair value by a Valuation Committee appointed by the Fund's Board of Trustees.

      Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of the valuation.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with United States financial institutions, it is the Trust's policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy
                                                                         115

Strategic Partners Style Specific Funds
             Notes to Financial Statements Cont'd.

proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

      The Funds invest in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. International Equity and Total Return Bond are the only funds that may invest in financial futures contracts.

      Foreign Currency Translation:    The books and records of the Funds are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities--at the current rates of exchange;

      (ii) purchases and sales of investment securities, income and expenses--at the rate of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the fiscal year, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal year. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Strategic Partners Style Specific Funds
             Notes to Financial Statements Cont'd.

      Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

      Forward Currency Contracts:    A forward currency contract is a commitment
to purchase or sell a foreign currency at a future date at a negotiated forward rate. International Equity and Total Return Bond may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

      Options:    International Equity and Total Return Bond may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Funds currently own or intend to purchase. The Funds' principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss.
                                                                         117

Strategic Partners Style Specific Funds
             Notes to Financial Statements Cont'd.

The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions.

      The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of any over the counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

      Swaps:    Total Return Bond may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into interest rate, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Fund's basis in the swap and the proceeds of the closing transaction, including any fees. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

      Written options, futures contracts, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Funds amortize premiums and accrete discounts on debt securities as adjustments to interest

Strategic Partners Style Specific Funds
             Notes to Financial Statements Cont'd.

income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    Total Return Bond Fund declares dividends
from net investment income daily and pays such dividends monthly. All other Funds declare and pay a dividend from net investment income, if any, at least annually. Each Fund declares and pays its net gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid in capital when they arise.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Taxes:    For federal income tax purposes, each Fund in the Trust is treated as a separate tax-paying entity. It is each Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign interest and dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Note 2. Agreements
The Trust has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Funds, administers the Funds' affairs and is responsible for the selection, subject to review and approval of the Trustees, of the advisers. PI supervises the advisers' performance of advisory services and makes recommendations to the Trustees as to whether the advisers' contracts should be renewed, modified or terminated. PI pays for the costs pursuant to the advisory agreements, the cost of compensation of officers of the Trust, occupancy and certain clerical and accounting costs of the Trust. The Funds bear all other costs and expenses.

      The advisers noted below each furnishes investment advisory services in connection with the management of the respective Fund. Each of the two advisers of the domestic equity Funds--Large Capitalization Growth, Large Capitalization Value, Small
                                                                         119

Strategic Partners Style Specific Funds
             Notes to Financial Statements Cont'd.

Capitalization Growth and Small Capitalization Value--manages approximately 50% of the assets of the respective Fund. In general, in order to maintain an approximately equal division of assets between the two advisers, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expenses items) are divided between the two advisers as PI deems appropriate. In addition, there may be a periodic rebalancing of each Fund's assets to take account of market fluctuations in order to maintain the approximately equal allocation.

Fund                                                          Adviser
------------------------------------------   ------------------------------------------
Large Capitalization Growth...............   Columbus Circle Investors and
                                             Oak Associates, Ltd.
Large Capitalization Value................   J.P. Morgan Investment Management Inc. and
                                             Hotchkis & Wiley Capital Management, LLC
Small Capitalization Growth(a)............   Westcap Investors LLC and J.P. Morgan
                                             Investment Management, Inc.
Small Capitalization Value................   National City Investment Management Co.
                                             and EARNEST Partners, LLC
International Equity......................   Lazard Asset Management LLC
Total Return Bond.........................   Pacific Investment Management Company LLC

---------------
(a) On July 23, 2003, Westcap Investors LLC replaced Sawgrass Asset Management, LLC as subadvisor for a portion of the Portfolio.

      The management fee paid to PI is computed daily and payable monthly, at an annual rate of the average daily net assets of the Funds as specified below. From its fee, PI pays each adviser for its services.

                                                                       Total
Fund                                                               Management Fee
----------------------------------------------------------------   --------------
Large Capitalization Growth.....................................         .70%
Large Capitalization Value......................................         .70%
Small Capitalization Growth.....................................         .70%
Small Capitalization Value......................................         .70%
International Equity............................................         .80%
Total Return Bond...............................................         .50%

      PI has agreed to reimburse each Fund (except Large Capitalization Growth), the portion of the management fee for that Fund equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes and brokerage commissions) exceed the percentage stated below, of the Fund's average daily net assets.

Strategic Partners Style Specific Funds
             Notes to Financial Statements Cont'd.

Fund                                                                  Expense Limit
-------------------------------------------------------------------   -------------
Large Capitalization Value
   Class A                                                                 1.60%
   Class B                                                                 2.35
   Class C                                                                 2.35
Small Capitalization Growth
   Class A                                                                 1.85
   Class B                                                                 2.60
   Class C                                                                 2.60
Small Capitalization Value
   Class A                                                                 1.95
   Class B                                                                 2.70
   Class C                                                                 2.70
International Equity
   Class A                                                                 2.00
   Class B                                                                 2.75
   Class C                                                                 2.75
Total Return Bond
   Class A                                                                 1.05
   Class B                                                                 1.55
   Class C                                                                 1.55

      The Trust has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, B and C shares of the Trust. The Trust compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly.

      Pursuant to Class A, B and C Plans, the Trust compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net asset of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively of all Funds except Total Return Bond Fund for the year ended July 31, 2003.

      With respect to the Total Return Bond Fund, such expenses under the Plans were .25 of 1%, .75 of 1% and .75 of 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively, for the year ended July 31, 2003.
                                                                         121

Strategic Partners Style Specific Funds
             Notes to Financial Statements Cont'd.

      PIMS has advised the Funds of its receipt of front-end sales charges resulting from sales of Class A and Class C shares during the year ended July 31, 2003. These amounts were approximately as follows:

Fund                                                            Class A     Class C
-------------------------------------------------------------   --------    -------
Large Capitalization Growth..................................   $ 55,200    $36,500
Large Capitalization Value...................................     20,000     20,200
Small Capitalization Growth..................................      8,200     11,600
Small Capitalization Value...................................     21,200     21,500
International Equity.........................................      6,000     11,000
Total Return Bond............................................    107,400     98,400

      From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Funds of its receipt of contingent deferred sales charges imposed upon certain redemptions by certain Class B and Class C shareholders for the year ended July 31, 2003. These amounts were approximately as follows:

Fund                                                            Class B     Class C
-------------------------------------------------------------   --------    -------
Large Capitalization Growth..................................   $125,700    $11,800
Large Capitalization Value...................................     63,900     11,800
Small Capitalization Growth..................................     19,700      5,400
Small Capitalization Value...................................     48,400     17,100
International Equity.........................................     19,900      2,700
Total Return Bond............................................    236,800     80,000

      PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

      The Trust, along with other affiliated registered investment companies (the 'Companies'), entered into a syndicated credit agreement ('SCA') with a group of banks. The SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings will be at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly and is allocated to the Funds pro rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was May 2, 2003. On May 2, 2003, the SCA was renewed under the same terms and conditions ('May 2003 renewal'). The expiration date of the May 2003 renewal is April 30, 2004. The Trust did not borrow any amounts pursuant to the SCA during the year ended July 31, 2003.

Strategic Partners Style Specific Funds
             Notes to Financial Statements Cont'd.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Funds' transfer agent. The following amounts represent the fees incurred for the services of PMFS for the year ended July 31, 2003 as well as the fees due to PMFS as of July 31, 2003.

                                                Amount Incurred
                                                    for the                Amount
                                                  Year Ended             Due as of
Fund                                             July 31, 2003         July 31, 2003
------------------------------------------     -----------------      ----------------
Large Capitalization Growth...............         $ 202,300              $ 16,000
Large Capitalization Value................            69,900                 5,800
Small Capitalization Growth...............            50,500                 4,100
Small Capitalization Value................            77,900                 6,500
International Equity......................            35,300                 2,800
Total Return Bond.........................           139,000                12,400

      The Funds pay networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. These amounts are included in transfer agent's fees and expenses in the Statement of Operations. The Funds paid networking fees, as follows:

                                                                             Due to PSI*
                                                    Total                       as of
                                                  Networking     Paid to       July 31,
Fund                                                 Fees       PSI* Fees        2003
-----------------------------------------------   ----------    ---------    ------------
Large Capitalization Growth....................    $ 41,100      $40,600        $3,100
Large Capitalization Value.....................      14,100       13,500         1,100
Small Capitalization Growth....................      10,300       10,000           900
Small Capitalization Value.....................      16,000       15,400         1,200
International Equity...........................       7,000        6,300           500
Total Return Bond..............................      24,500       21,600         1,700
---------------
* Prudential Securities, Inc. ('PSI').

      Effective July 1, 2003, PSI became a division of Wachovia Securities, LLC ('Wachovia') of which Prudential holds a minority interest. Prior to July 1, 2003, PSI was an indirect, wholly-owned subsidiary of Prudential.
                                                                         123

Strategic Partners Style Specific Funds
             Notes to Financial Statements Cont'd.

      For the year ended July 31, 2003, the amount of brokerage commissions earned by PSI and Wachovia from transactions executed on behalf of the Funds were as follows:

Fund                                                         PSI         Wachovia*
------------------------------------------------------      ------       ----------
Large Capital Value...................................      $1,745          $220
Small Capitalization Growth...........................          15            --
Small Capitalization Value............................          25            21
---------------
* The amount earned by Wachovia for the period of July 1, 2003 to July 31, 2003.

      Certain Funds invest in the Taxable Money Market Series (the 'Series'), a portfolio of Dryden Core Investment Fund, formerly known as Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the year ended July 31, 2003, the following Funds earned income from the Series by investing their excess cash.

                                       Earned
Fund                                   Income
---------------------------------    -----------
Large Capitalization Growth......      $  18,034
Large Capitalization Value.......          5,147
Small Capitalization Growth......          5,883
Small Capitalization Value.......         11,902
International Equity.............             49

Note 4. Fund Securities
Purchases and sales of portfolio securities, excluding government securities and short-term investments, for the year ended July 31, 2003 were as follows:

Fund                                                   Purchases          Sales
--------------------------------------------------   -------------    -------------
Large Capitalization Growth.......................   $  55,517,692    $ 66,751,892
Large Capitalization Value........................      21,626,792      23,664,407
Small Capitalization Growth.......................      31,622,904      31,725,450
Small Capitalization Value........................      23,912,795      28,641,852
International Equity..............................       7,338,427       7,277,695
Total Return Bond.................................     661,152,579     658,250,824

      At July 31, 2003, Total Return Bond Fund had outstanding forward foreign currency contracts to purchase foreign currencies, as follows:

                                     Value at
       Foreign Currency           Settlement Date        Current         Unrealized
      Purchase Contracts              Payable             Value         Depreciation
------------------------------    ---------------     -------------     ------------
Euros, 5,000 expiring 8/28/03         $ 5,716            $ 5,623           $  (93)
                                      -------         -------------     ------------
                                      -------         -------------     ------------

Strategic Partners Style Specific Funds
             Notes to Financial Statements Cont'd.

      At July 31, 2003, Total Return Bond Fund had outstanding forward foreign currency contracts to sell foreign currencies, as follows:

                                     Value at
       Foreign Currency           Settlement Date        Current         Unrealized
        Sale Contracts              Receivable            Value         Appreciation
------------------------------    ---------------     -------------     ------------
Sterling Pounds, 274,000
  expiring 9/10/03                   $ 443,969          $ 439,253          $4,716
                                  ---------------     -------------     ------------
                                  ---------------     -------------     ------------

      During the year ended July 31, 2003, the Total Return Bond Fund entered into financial futures contracts. Details of open contracts at July 31, 2003 were as follows:

                                                         Value at        Value at         Unrealized
    Number of                            Expiration      July 31,          Trade         Appreciation
    Contracts              Type             Date           2003            Date         (Depreciation)
------------------    ---------------    ----------     -----------     -----------     --------------
Long Positions:
        8             Fin Fut UK 90
                        day               Mar. 2004     $ 1,547,983     $ 1,549,555      $     (1,572)
        18            90 Day GBP
                        Libor             Mar. 2005       3,454,388       3,485,055           (30,667)
        8             Fin Fut UK 90
                        day               June 2004       1,544,446       1,546,683            (2,237)
        8             90 Day Libor       Sept. 2004       1,540,910       1,548,481            (7,571)
        2             90 Day GBP
                        Libor             Dec. 2004         384,424         387,684            (3,260)
        9             90 Day EUR          June 2005       2,168,100       2,199,937           (31,837)
        14            90 Day EUR         Sept. 2004       3,419,325       3,404,625            14,700
       379            U.S. 10 YR Note    Sept. 2003      41,926,875      44,377,297        (2,450,422)
Short Positions:
        29            U.S. Long Bond     Sept. 2003       3,063,125       3,422,680           359,555
        47            U.S. 5 YR Note     Sept. 2003       5,232,422       5,453,836           221,414
                                                                                        --------------
                                                                                         $ (1,931,897)
                                                                                        --------------
                                                                                        --------------

Strategic Partners Style Specific Funds
             Notes to Financial Statements Cont'd.

      Transactions in options written during the year ended July 31, 2003, were as follows:

                                                           Number of
                                                          Contracts/       Premiums
Total Return Bond                                       Notional Amount    Received
-----------------------------------------------------   ---------------    ---------
Options outstanding as of July 31, 2002..............                47    $  53,433
Options written......................................        22,600,364      717,317
Options closed.......................................              (100)     (53,965)
Options exercised....................................               (70)     (50,050)
Options expired......................................        (3,800,136)    (141,651)
                                                        ---------------    ---------
Options outstanding at July 31, 2003.................        18,800,105    $ 525,084
                                                        ---------------    ---------
                                                        ---------------    ---------

      The Total Return Bond Fund entered into interest rate swap agreements during the year ended July 31, 2003. The Fund paid a transaction fee for entering into the agreements. Details of the swap agreements outstanding as of July 31, 2003 were as follows:

                                      Notional                                        Unrealized
                    Termination        Amount          Fixed         Floating        Appreciation
  Counterparty         Date            (000)           Rate            Rate         (Depreciation)
----------------    -----------     ------------     ---------    --------------    ---------------
JP Morgan Chase
  Securities(a)        12/17/13      USD (13,700)      4.00%      3 month LIBOR       $ 1,513,823
Bank of America,
  N.A.(a)              12/17/13       USD 12,200       4.00       3 month LIBOR         1,246,084
Morgan Stanley
  Capital
  Services(a)           3/17/05       GBP 11,300       4.25       6 month LIBOR            31,386
Merrill Lynch
  Capital
  Services(b)           3/29/05      CHF  11,100       1.50       3 month LIBOR            (8,517)
UBS AG(b)               3/15/04      GBP   5,300       5.25       6 month LIBOR            18,206
Morgan Stanley
  Capital
  Services(a)           6/02/12     JPY (170,000)      1.07       6 month LIBOR           (11,699)
                                                                                    ---------------
                                                                                      $ 2,789,283
                                                                                    ---------------
                                                                                    ---------------

Strategic Partners Style Specific Funds
             Notes to Financial Statements Cont'd.

      The Total Return Bond Fund entered into a forward swap spread lock swap agreement during the year ended July 31, 2003. Details of the swap agreement outstanding as of July 31, 2003 was as follows:

                                            Notional      Fixed         Floating
                              Maturity       Amount      Spread          Spread            Unrealized
Counterparty                    Date         (000)        Lock            Lock            Appreciation
------------------------    ------------    --------     -------     ---------------     --------------
Bank of America                                                      U.S. T-Bond,
  Securities LLC(c)           8/13/03        $4,400      0.13875%    6.25%, 8/15/23        $   96,747
                                                                                         --------------
                                                                                         --------------

------------------------------
(a) The Total Return Bond Fund pays the fixed rate and receives the floating rate.
(b) The Total Return Bond Fund pays the floating rate and receives the fixed rate.
(c) The Total Return Bond Fund receives the net difference between the floating spread lock rate (the yield of a swap maturing on 8/15/23 minus the 6.25% US T-Bond) and the fixed spread lock rate if it is positive and pays if it is negative.

      The Total Return Bond Fund entered into a credit default swap agreement during the year ended July 31, 2003. Details of the swap agreement outstanding as of July 31, 2003 was as follows:

                                            Notional
                            Termination      Amount      Fixed       Underlying          Unrealized
Counterparty                    Date         (000)       Rate           Bond            Appreciation
------------------------    ------------    --------     -----     ---------------     --------------
                                                                   AOL Time Warner
Merrill Lynch                                                      Zero coupon,
  International(a)            12/6/04        $1,400      4.80 %    due 12/6/19            $ 75,130
                                                                                       --------------
                                                                                       --------------

------------------------------
(a) The Total Return Bond Fund receives fixed rate and pays to the counterparty, at par in the event that the underlying bond defaults.

Note 5. Distribution and Tax Information
Distributions to shareholders, which are determined in accordance with federal income tax regulations, and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income and accumulated net realized gains or losses on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital in excess of par, undistributed net investment income and accumulated net realized gain or loss on investments. For the year ended July 31, 2003, the adjustments were as follows:
                                                                         127

Strategic Partners Style Specific Funds
             Notes to Financial Statements Cont'd.

                                           Undistributed
                                                Net         Accumulated        Paid-in
                                            Investment      Net Realized     Capital in
                                              Income         Gain/Loss      Excess of Par
                                           -------------    ------------    -------------
Large Capitalization Growth(b)..........    $ 1,275,520               --     $(1,275,520)
Large Capitalization Value..............             --               --              --
Small Capitalization Growth(b)..........        334,007               --        (334,007)
Small Capitalization Value(b)(f)........        557,194     $      1,122        (558,316)
International Equity(a)(d)..............        (31,526)          31,526              --
Total Return Bond(a)(c)(e)..............        923,468       (1,090,011)        166,543
---------------
(a) Reclass of net foreign currency gains/losses.
(b) Reclass of net operating loss.
(c) Reclass of paydown losses.
(d) Reclassification of book to tax differences due to the sale of passive foreign investment companies.
(e) Reclassification of redemptions utilized as distributions for federal income tax purposes.
(f) Overdistribution of dividends.

      The tax character of distributions paid during the year ended July 31, 2003 were:

                                                            Long-Term
                                              Ordinary       Capital           Total
Fund                                           Income         Gains        Distributions
------------------------------------------   ----------    ------------    -------------
Large Capitalization Value................   $   17,498              --     $     17,498
Small Capitalization Value................      896,276     $ 4,054,083        4,950,359
Total Return Bond.........................    5,633,598         450,472        6,084,070

      The tax character of distributions paid during the year ended July 31, 2002 were:

                                                            Long-Term
                                              Ordinary       Capital           Total
Fund                                           Income         Gains        Distributions
------------------------------------------   ----------    ------------    -------------
Large Capitalization Value................   $   80,617     $   446,308     $    526,925
Small Capitalization Value................      767,136       1,336,458        2,103,594
Total Return Bond.........................    4,020,186          55,690        4,075,876

Strategic Partners Style Specific Funds
             Notes to Financial Statements Cont'd.

      The United States federal income tax basis and unrealized appreciation (depreciation) of the Funds' investments as of July 31, 2003 were as follows:

                                                                                    Net
                                                                    Other        Unrealized
                                                                  Cost Basis    Appreciation
Fund                 Tax Basis     Appreciation    Depreciation  Adjustments   (Depreciation)
------------------- ------------  ---------------  ------------  ------------  --------------
Large
  Capitalization
  Growth........... $120,560,605    $12,314,609    $ 23,865,631           --    $ (11,551,022)
Large
  Capitalization
  Value............   44,296,755      7,906,160       3,512,780           --        4,393,380
Small
  Capitalization
  Growth...........   18,026,150      1,959,728       1,355,581           --          604,147
Small
  Capitalization
  Value............   39,926,087      6,939,434       1,539,367           --        5,400,067
International
  Equity...........   15,845,761      1,665,440         837,645   $    3,152          830,947
Total Return
  Bond.............  165,494,206      1,160,342       3,279,441    3,160,154        1,041,055

      The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales. The other cost basis adjustments are primarily attributable to appreciation (depreciation) of foreign currency and mark to market of receivables, payables and swaps.

      For federal income tax purposes, Large Capitalization Growth, Large Capitalization Value, Small Capitalization Growth, Small Capitalization Value and International Equity each had a capital loss carryforward as of July 31, 2003. Accordingly, no capital gain distributions are expected to be paid to shareholders until future net gains have been realized in excess of such carryforwards. In addition, certain Funds are electing to treat net capital losses and/or net currency losses incurred in the nine-month period ended July 31, 2003 as having been incurred in the following fiscal year.

      The capital loss carryforwards and the post-October losses were as follows:

                              Post-October Losses
                            -----------------------     Capital Loss
Fund                        Currency      Capital       Carryforward
-------------------------   --------    -----------    ---------------
Large Capitalization
  Growth Fund............         --    $ 9,566,000      $78,893,000     (a)
Large Capitalization
  Value Fund.............         --      2,095,000        2,536,000     (b)
Small Capitalization
  Growth Fund............         --      2,660,000        7,431,000     (c)
Small Capitalization
  Value Fund.............         --      2,306,000        1,981,000     (expiring in 2011)
International Equity
  Fund...................   $ 21,000      1,093,000        6,899,000     (d)

Strategic Partners Style Specific Funds
             Notes to Financial Statements Cont'd.

(a) Approximately $10,021,000 expiring in 2009, $32,296,000 expiring in 2010, and $36,576,000 expiring in 2011.
(b) Approximately $662,000 expiring in 2010, and $1,874,000 expiring in 2011.
(c) Approximately $350,000 expiring in 2009, $2,821,000 expiring in 2010 and $4,260,000 expiring in 2011.
(d) Approximately $18,000 expiring in 2009, $3,104,000 expiring in 2010 and $3,777,000 expiring in 2011.

      As of July 31,2003, the components of distributable earnings on a tax basis were as follows:

                                                   Accumulated         Accumulated
                                                    Ordinary            Long-Term
     Fund                                            Income           Capital Gains
     ---------------------------------------      -------------       -------------
     Large Capitalization Value.............      $     116,598                 --
     International Equity                                13,983                 --
     Total Return Bond......................          1,863,292(a)     $   505,868

---------------
(a) Includes a timing difference of $101,110 for dividends payable.

Note 6. Capital
The Funds offer Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5% for each of the Funds except Class A shares of Total Return Bond Fund which are sold with a front-end sales charge of up to 4%. Investors who purchase $1 million or more of Class A shares are subject to a contingent deferred sales charge of 1% for shares redeemed within 12 months of purchase. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

Strategic Partners Style Specific Funds
             Notes to Financial Statements Cont'd.

      Transactions in shares of beneficial interest during the year ended July 31, 2003 were as follows:

                                                                        Shares
                                                                        Issued/
                                       Shares                         Reacquired
                                      Issued in                          Upon
                                    Reinvestment                      Conversion      Net Increase
                                    of Dividends                         From          (Decrease)
                       Shares            and            Shares          Class B        in Shares
Fund                    Sold        Distributions     Reacquired      To Class A      Outstanding
------------------    ---------     -------------     -----------     -----------     ------------
Shares
------------------
Large
  Capitalization
  Growth Fund
  Class A             1,118,992               --       (1,040,284)        109,434          188,142
  Class B               486,818               --       (1,379,371)       (112,220)      (1,004,773)
  Class C               960,108               --       (2,093,782)             --       (1,133,674)
Large
  Capitalization
  Value Fund
  Class A               260,240            1,900         (248,455)         20,892           34,577
  Class B               362,436               --         (468,376)        (21,214)        (127,154)
  Class C               462,659               --         (556,297)             --          (93,638)
Small
  Capitalization
  Growth Fund
  Class A               283,295               --         (229,470)         11,251           65,076
  Class B               174,939               --         (226,119)        (11,554)         (62,734)
  Class C               422,077               --         (332,217)             --           89,860
Small
  Capitalization
  Value Fund
  Class A               431,212          105,558         (382,935)         23,747          177,582
  Class B               184,467          186,880         (334,021)        (24,429)          12,897
  Class C               355,397          198,051         (549,379)             --            4,069
International
  Equity Fund
  Class A               324,650               --         (269,306)         14,448           69,792
  Class B               228,436               --         (262,952)        (14,790)         (49,306)
  Class C               335,498               --         (349,163)             --          (13,665)
Total Return Bond
  Fund
  Class A               971,741           99,801       (1,027,756)         37,706           81,492
  Class B             2,353,240          225,609       (1,466,068)        (37,696)       1,075,085
  Class C             1,720,128          155,084       (1,509,277)             --          365,935

Strategic Partners Style Specific Funds
             Notes to Financial Statements Cont'd.

                                          Net Asset                           Shares
                                            Value                            Issued/       Net Increase
                                          of Shares                         Reacquired      (Decrease)
                                          Issued in                            Upon           in Net
                                        Reinvestment                        Conversion        Assets
                       Net Proceeds     of Dividends         Cost of           From         from Fund
                       from Shares           and             Shares          Class B          Share
Fund                       Sold         Distributions      Reacquired       To Class A     Transactions
-------------------    ------------     -------------     -------------     ----------     ------------
Amount
-------------------
Large
  Capitalization
  Growth Fund
  Class A              $  6,467,463      $        --      $  (5,950,459)    $  618,094     $  1,135,098
  Class B                 2,700,697               --         (7,415,011)      (618,094)      (5,332,408)
  Class C                 5,245,867               --        (11,377,966)            --       (6,132,099)
Large
  Capitalization
  Value Fund
  Class A                 2,336,471           16,380         (2,214,639)       185,481          323,693
  Class B                 3,235,133               --         (4,089,292)      (185,481)      (1,039,640)
  Class C                 4,162,055               --         (4,851,692)            --         (689,637)
Small
  Capitalization
  Growth Fund
  Class A                 1,678,810               --         (1,367,401)        65,508          376,917
  Class B                   995,024               --         (1,251,490)       (65,508)        (321,974)
  Class C                 2,486,484               --         (1,841,542)            --          644,942
Small
  Capitalization
  Value Fund
  Class A                 4,799,925        1,051,359         (4,178,267)       254,990        1,928,007
  Class B                 1,968,309        1,810,870         (3,503,166)      (254,990)          21,023
  Class C                 3,789,632        1,919,119         (5,780,296)            --          (71,545)
International
  Equity Fund
  Class A                 2,120,885               --         (1,763,852)        89,378          446,411
  Class B                 1,453,598               --         (1,647,760)       (89,378)        (283,540)
  Class C                 2,075,713               --         (2,162,521)            --          (86,808)
Total Return Bond
  Fund
  Class A                10,412,366        1,050,938        (11,031,309)       405,207          837,202
  Class B                25,040,795        2,371,876        (15,653,437)      (405,207)      11,354,027
  Class C                18,315,965        1,629,688        (16,127,308)            --        3,818,345

Strategic Partners Style Specific Funds
             Notes to Financial Statements Cont'd.

      Transactions in shares of beneficial interest during the year ended July 31, 2002 were as follows:

                                                                         Shares
                                                                        Issued/
                                       Shares                          Reacquired
                                      Issued in                           Upon
                                    Reinvestment                       Conversion     Net Increase
                                    of Dividends                          From         (Decrease)
                       Shares            and             Shares         Class B         in Shares
Fund                    Sold        Distributions      Reacquired      To Class A      Outstanding
------------------    ---------     -------------     ------------     ----------     -------------
Shares
------------------
Large
  Capitalization
  Growth Fund
  Class A               740,168              --         (1,374,361)       83,867          (550,326)
  Class B               905,543              --         (1,843,695)      (85,311 )      (1,023,463)
  Class C             1,448,491              --         (3,623,121)           --        (2,174,630)
Large
  Capitalization
  Value Fund
  Class A               259,572           9,641           (267,859)       13,600            14,954
  Class B               541,137          22,168           (467,108)      (13,737 )          82,460
  Class C               822,509          18,091           (523,041)           --           317,559
Small
  Capitalization
  Growth Fund
  Class A               153,670              --           (175,246)       12,638            (8,938)
  Class B               288,624              --           (215,048)      (12,891 )          60,685
  Class C               465,567              --           (251,149)           --           214,418
Small
  Capitalization
  Value Fund
  Class A               315,364          41,488           (243,023)       17,720           131,549
  Class B               586,415          74,831           (253,883)      (18,046 )         389,317
  Class C             1,002,427          50,819           (269,869)           --           783,377
International
  Equity Fund
  Class A               273,625              --           (338,610)        5,393           (59,592)
  Class B               203,078              --           (205,878)       (5,488 )          (8,288)
  Class C               364,469              --           (262,392)           --           102,077
Total Return Bond
  Fund
  Class A             1,028,411          90,398           (589,013)       21,770           551,566
  Class B             3,156,631         155,445           (674,694)      (21,765 )       2,615,617
  Class C             3,149,697          98,090           (874,737)           --         2,373,050

Strategic Partners Style Specific Funds
             Notes to Financial Statements Cont'd.

                                          Net Asset                           Shares
                                            Value                            Issued/
                                          of Shares                         Reacquired     Net Increase
                                          Issued in                            Upon         (Decrease)
                                        Reinvestment                        Conversion     in Net Assets
                       Net Proceeds     of Dividends         Cost of           From          from Fund
                       from Shares           and             Shares          Class B           Share
Fund                       Sold         Distributions      Reacquired       To Class A     Transactions
-------------------    ------------     -------------     -------------     ----------     -------------
Amount
-------------------
Large
  Capitalization
  Growth Fund
  Class A              $  5,457,303      $        --      $  (9,973,149)    $  594,070      $(3,921,776)
  Class B                 6,631,792               --        (12,903,400)      (594,070)      (6,865,678)
  Class C                10,547,901               --        (25,586,108)            --      (15,038,207)
Large
  Capitalization
  Value Fund
  Class A                 2,680,903           98,338         (2,718,833)       139,249          199,657
  Class B                 5,564,465          224,564         (4,594,896)      (139,249)       1,054,884
  Class C                 8,544,223          183,262         (5,231,114)            --        3,496,371
Small
  Capitalization
  Growth Fund
  Class A                 1,225,707               --         (1,298,679)        96,895           23,923
  Class B                 2,271,223               --         (1,582,092)       (96,895)         592,236
  Class C                 3,676,553               --         (1,895,544)            --        1,781,009
Small
  Capitalization
  Value Fund
  Class A                 4,180,236          506,156         (3,111,355)       223,985        1,799,022
  Class B                 7,649,947          897,969         (3,160,194)      (223,985)       5,163,737
  Class C                13,392,365          609,820         (3,330,676)            --       10,671,509
International
  Equity Fund
  Class A                 1,981,070               --         (2,482,451)        37,657         (463,724)
  Class B                 1,424,547               --         (1,421,731)       (37,657)         (34,841)
  Class C                 2,577,209               --         (1,824,686)            --          752,523
Total Return Bond
  Fund
  Class A                10,666,345          934,085         (6,106,811)       225,397        5,719,016
  Class B                32,851,472        1,605,043         (6,975,183)      (225,397)      27,255,935
  Class C                32,658,962        1,012,857         (9,055,262)            --       24,616,557

Note 7. Other
The Board of Trustees of the Trust approved a proposal on July 25, 2003, to reorganize the Strategic Partners International Equity Fund into Strategic Partners International Value Fund, a series of Prudential World Fund, Inc. Under the terms of the proposal, shareholders of the Fund would become shareholders of Strategic Partners International Value Fund. The reorganization is subject to approval by the shareholders of the Fund.

Strategic Partners Style Specific Funds
             Report of Independent Auditors

To the Shareholders and Trustees of
Strategic Partners Style Specific Funds

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Strategic Partners Large Capitalization Growth Fund, Strategic Partners Large Capitalization Value Fund, Strategic Partners Small Capitalization Growth Fund, Strategic Partners Small Capitalization Value Fund, Strategic Partners International Equity Fund and Strategic Partners Total Return Bond Fund (constituting Strategic Partners Style Specific Funds, hereafter referred to as the 'Funds') at July 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period November 3, 1999 (commencement of operations) through July 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
September 29, 2003
                                                                         135

Strategic Partners Style Specific Funds
             Tax Information (Unaudited)

      As required by the Internal Revenue Code, we wish to advise you as to the federal tax status of dividends and distributions paid by the Funds during its fiscal year ended July 31, 2003. Further, we wish to advise you of the percentage of the ordinary income dividends paid in 2002 that qualify for the corporate dividends received deduction available to corporate taxpayers.

      Detailed below, please find the dividends and distributions, per share, paid by each Fund during the year ended July 31, 2003 as well as the corporate dividend received deduction percentage:

                                  Ordinary Dividends*
                     ----------------------------------------------
                                Income                 Short-Term        Long-Term      Dividend
                     -----------------------------    Capital Gains    Capital Gains    Received
Fund                    A          B          C        A, B and C       A, B and C      Deduction
------------------   -------    -------    -------    -------------    -------------    ---------
Large
  Capitalization
  Value              $0.0192    $    --    $    --            --               --          100%
Small
  Capitalization
  Value                   --         --         --       $0.2580          $1.1670            0%
Total Return Bond    $  0.32    $  0.27    $  0.27       $0.1885          $0.0379            0%

---------------
* For federal income tax purposes, ordinary income dividends and short-term capital gains distributions are taxable as ordinary income. Long-term capital gains distributions are taxable as capital gains income.

      For the purposes of preparing your annual federal income tax return, however, you should report the amounts as reflected on the appropriate Form 1099-DIV or substitute 1099-DIV.

      The International Equity Fund has elected to give the benefit of foreign tax credit to its shareholders. Accordingly, shareholders who must report their gross income dividends and distributions in a federal income tax return will be entitled to a foreign tax credit, or an itemized deduction in computing the income tax liability. It is generally more advantageous to claim rather than take a deduction. For the fiscal year ended July 31, 2003 the International Equity Fund intends on passing through $66,644 of ordinary income distributions as a foreign tax credit.

Strategic Partners Style Specific Funds
             Important Notice For Certain Shareholders (Unaudited)

      We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the mutual fund meets certain requirements mandated by the respective state's taxing authorities. We are pleased to report that 0.84% and 23.73% of the dividends paid by International Equity Fund and Total Return Bond Fund, respectively, qualify for such deduction.

      The Funds intend to designate the maximum amount of dividends, qualified for the reduced tax rate under The Jobs and Growth Tax Relief Reconciliation Act of 2003, allowable.

      For more detailed information regarding your state and local taxes, you should contact your tax advisor or the state/local taxing authorities.
                                                                         137

Strategic Partners Style Specific Funds
             Supplemental Proxy Information (Unaudited)

      A meeting of the Fund's shareholders was held on July 17, 2003, in conjunction with shareholder meetings for certain other funds within the Strategic Partners Mutual Fund complex. The meeting was held for the following purpose.

      To elect the following ten individuals to serve on the Fund's Board of Trustees to a term until the earlier to occur (a) the next meeting of shareholders at which Board Members are elected and until their successors are elected and qualified or (b) until their terms expire in accordance with each Fund's retirement policy which generally calls for the retirement of Trustees on December 31 of the year in which they reach the age of 75.

-  David E.A. Carson
-  Robert E. La Blanc
-  Douglas H. McCorkindale
-  Stephen P. Munn
-  Richard A. Redeker
-  Robin B. Smith
-  Stephen D. Stoneburn
-  Clay T. Whitehead
-  Judy A. Rice
-  Robert F. Gunia
      The results of the proxy solicitation on the above matters were:

Trustees                           Votes For      Votes Against     Abstentions
------------------------------    ------------    -------------     -----------
David E.A. Carson                   34,525,972         --               --
Robert E. La Blanc                  34,518,171         --               --
Douglas H. McCorkindale             34,525,404         --               --
Stephen P. Munn                     34,526,065         --               --
Richard A. Redeker                  34,534,298         --               --
Robin B. Smith                      34,532,862         --               --
Stephen D. Stoneburn                34,527,071         --               --
Clay T. Whitehead                   34,526,467         --               --
Judy A. Rice                        34,529,778         --               --
Robert F. Gunia                     34,531,066         --               --

      One or more matters in addition to the election of Trustees were submitted for shareholder approval, and the shareholder meeting relating to those matters was adjourned until a date following the close of the reporting period.

Strategic Partners Style Specific Funds
             Management of the Trust (Unaudited)

Information pertaining to the Trustees of the Fund is set forth below. Trustees who are not deemed to be 'interested persons' of the Fund as defined in the 1940 Act are referred to as 'Independent Trustees.' Trustees who are deemed to be 'interested persons' of the Fund are referred to as 'Interested Trustees.' 'Fund Complex' consists of the Fund and any other investment companies managed by PI.

Independent Trustees2

David E.A. Carson (69), Trustee since 20033

Oversees 97 portfolios in Fund complexD

Principal occupations (last 5 years): Director (January 2000 to May 2000), Chairman (January 1999 to December 1999), Chairman and Chief Executive Officer (January 1998 to December 1998) and President, Chairman and Chief Executive Officer of People's Bank (1983-1997).

Other Directorships held: Director of United Illuminating and UIL Holdings (Utility company), since 1993.

Robert E. La Blanc (69), Trustee since 19993

Oversees 107 portfolios in Fund complexD

Principal occupations (last 5 years): President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications); formerly General Partner at Salomon Brothers and Vice-Chairman of Continental Telecom; Trustee of Manhattan
College.

Other Directorships held:4 Director of Storage Technology Corporation (technology) (since 1979), Chartered Semiconductor Manufacturing, Ltd. (Singapore) (since 1998), Titan Corporation (electronics) (since 1995), Computer Associates International, Inc. (since 2002) (software company); Director (since
1999) of First Financial Fund, Inc. and the High Yield Plus Fund, Inc.

Douglas H. McCorkindale (64), Trustee since 19983

Oversees 99 portfolios in Fund complexD

Principal occupations (last 5 years): Chairman (since February 2001), Chief Executive Officer (since June 2000) and President (since September 1997) of Gannett Co. Inc. (publishing and media); formerly Vice Chairman (March 1984-May
2000) of Gannett Co., Inc.

Other Directorships held:4 Director of Gannett Co. Inc., Director of Continental Airlines Inc. (since May 1993); Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001); Director of The High Yield Plus Fund, Inc. (since
1996).

Stephen P. Munn (61), Trustee since 20033

Oversees 105 portfolios in Fund complexD

Principal occupations (last 5 years): Chairman of the Board (since 1994) and formerly Chief Executive Officer (1998-2001) and President of Carlisle Companies Incorporated.

Other Directorships held:4 Chairman of the Board (since January 1994) and Director (since 1988) of Carlisle Companies Incorporated (manufacturer of industrial products); Director of Gannet Co. Inc. (publishing and media).
                                                                         139

Strategic Partners Style Specific Funds
             Management of the Trust (Unaudited) Cont'd.

Richard A. Redeker (60), Trustee since 20033

Oversees 100 portfolios in Fund complexD

Principal occupations (last 5 years): Formerly Management Consultant of Invesmart, Inc. (August 2001-October 2001); formerly employee of Prudential Investments (October 1996-December 1998).

Other Directorships held:4 None

Robin B. Smith (63), Trustee since 20033

Oversees 107 portfolios in Fund complexD

Principal occupations (last 5 years): Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing), formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.

Other Directorships held:4 Director of BellSouth Corporation (since 1992).

Stephen D. Stoneburn (60), Trustee since 19993

Oversees 105 portfolios in Fund complexD

Principal occupations (last 5 years): President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (a publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media and Senior Vice President of Fairchild Publications, Inc. (1975-1989).

Other Directorships held:4 None

Clay T. Whitehead (64), Trustee since 19993

Oversees 104 portfolios in Fund complexD

Principal occupations (last 5 years): President (since 1983) of National Exchange Inc. (new business development firm).

Other Directorships held:4 Director (since 2000) of First Financial Fund, Inc. and the High Yield Plus Fund, Inc.

Interested Trustees1

Judy A. Rice (55), President and Trustee since 20033

Oversees 102 portfolios in Fund complexD

Principal occupations (last 5 years): President, Chief Executive Officer, Chief Operating Officer and Officer-in-Charge (since 2003) of PI; Director, Officer-in-Charge, President, Chief Executive Officer and Chief Operating Officer (since May 2003) of American Skandia Advisory Services, Inc.; Director, Officer-in-Charge, President, Chief Executive Officer and Chief Operating Officer (since May 2003) of American Skandia Investment Services, Inc.; Director, Officer-in-Charge, President, Chief Executive Officer (since May 2003) of American Skandia Fund Services, Inc.; Executive Vice President of PI (1999-2003); formerly various positions to Senior Vice President (1992-1999) of Prudential Securities Incorporated (PSI); and various positions to Managing Director (1975-1992) of Salomon Smith Barney; Member of Board of Governors of the Money Management Institute.

Other Directorships held:4 None

Strategic Partners Style Specific Funds
             Management of the Trust (Unaudited) Cont'd.

Robert F. Gunia (57), Vice President and Trustee since 19993

Oversees 187 portfolios in Fund complexD

Principal occupations (last 5 years): Chief Administrative Officer (since June
1999) of PI; Executive Vice President and Treasurer (since January 1996) of PI; President (since April 1999) of Prudential Investment Management Services LLC
(PIMS); Corporate Vice President (since September 1997) of The Prudential Insurance Company of America; Director, Executive Vice President and Chief Administrative Officer (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; formerly Senior Vice President (March 1987-May 1999) of Prudential Securities.

Other Directorships held:4 Vice President and Director (since May 1989) and Treasurer (since 1999) of The Asia Pacific Fund, Inc.
Information pertaining to the Officers of the Trust is set forth below.

Officers2

Lori E. Bostrom (40), Secretary since 2002

Principal occupations (last 5 years): Vice President and Corporate Counsel (since October 2002) of Prudential; Vice President and Assistant Secretary (since May 2003) of American Skandia Investment Services, Inc.; formerly, various positions to Senior Counsel of The Guardian Life Insurance Company of America (February 1996-October 2002).

Marguerite E.H. Morrison (47), Chief Legal Officer and Assistant Secretary since 20033

Principal occupations (last 5 years): Vice President and Chief Legal Officer--Mutual Funds and Unit Investment Trusts (since August 2000) of Prudential; Senior Vice President and Secretary (since April 2003) of PI; Senior Vice President and Secretary (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; Vice President and Assistant Secretary of PIMS (since October 2001), previously Senior Vice President and Assistant Secretary (February 2001-April 2003) of PI, Vice President and Associate General Counsel (December 1996-February 2001) of PI and Vice President and Associate General Counsel (September 1987-September 1996) of PSI.

Maryanne Ryan (38), Anti-Money Laundering Officer since 20023

Principal occupations (last 5 years): Vice President, Prudential (since November
1998), First Vice President, Prudential Securities (March 1997-May 1998); Anti-Money Laundering Officer (since 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Marketing, Inc.
                                                                         141

Strategic Partners Style Specific Funds
             Management of the Trust (Unaudited) Cont'd.

Grace C. Torres (44), Treasurer and Principal Financial and Accounting Officer since 19983

Principal occupations (last 5 years): Senior Vice President (since January 2000) of PI; Senior Vice President and Assistant Treasurer (since 2003) of American Skandia Investment Services, Inc. and American Skandia Advisory Services, Inc., formerly First Vice President (December 1996-January 2000) of PI and First Vice President (March 1993-1999) of Prudential Securities.
---------------------------

   1 'Interested' Director, as defined in the 1940 Act, by reason of employment with the Manager,
     (Prudential Investments LLC or PI), the Subadviser (Prudential Investment Management, Inc. or
     PIM) or the Distributor (Prudential Investment Management Services LLC or PIMS).
   2 Unless otherwise noted, the address of the Directors and Officers is c/o: Prudential
     Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.
   3 There is no set term of office for Directors and Officers. The Independent Directors have adopted a retirement policy, which calls for the retirement of Directors on December 31 of the year in which they reach the age of 75. The table shows the individuals length of service as
     Directors and/or Officer.
   4 The Fund Complex of all investment companies managed by PI. Effective May 1, 2003, the Funds for which PI serves as manager include JennisonDryden Mutual Funds, Strategic Partners Funds,
     American Skandia Advisor Funds, Inc. The Prudential Variable Contract Accounts 2, 10, 11, The
     Target Portfolio Trust, The Prudential Series Fund, Inc., American Skandia Trust, and
     Prudential's Gibraltar Fund.
   D The Fund Complex consists of all investment companies managed by PI. The Funds for which PI serves as manager include Jennison/Dryden Mutual Funds, Strategic Partners Funds, American
     Skandia Advisor Funds, Inc., The Prudential Variable Contract Accounts 2, 10, 11, The Target
     Portfolio Trust, The Prudential Series Fund, Inc., American Skandia Trust, and Prudential's
     Gibraltar Fund.

Additional information about the Fund's Directors is included in the Fund's Statement of Additional Information which is available without charge, upon request, by calling (800) 521-7466 or (732) 482-7555 (Calling from outside the U.S.)

Strategic Partners Style Specific Funds
Strategic Partners Large Capitalization Growth Fund

Class A     Growth of a $10,000 Investment

                      (CHART)

Average Annual Total Returns (With Sales Charges)    As of 7/31/03

               One Year    Three Years    Since Inception
    Class A     9.55%       -22.15%          -11.91%
    Class B     9.57        -22.18           -11.83
    Class C    12.43        -21.65           -11.59

Average Annual Total Returns (Without Sales Charges)    As of 7/31/03

               One Year    Three Years    Since Inception
    Class A     15.32%      -20.81%         -10.69%
    Class B     14.57       -21.38          -11.35
    Class C     14.57       -21.38          -11.35

Past performance is not indicative of future results.
Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source:
Prudential Investments LLC and Lipper Inc. Inception date: 11/3/99. The graph compares a $10,000 investment in the Strategic Partners Large
Capitalization Growth Fund (Class A shares) with a similar investment in the Standard & Poor's 500
Composite Stock Price Index (S&P 500 Index) and the
Russell 1000 Growth Index by portraying the initial account values at the commencement of operations of Class A shares (November 3, 1999) and the account values at the end of the current fiscal year (July
31, 2003) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables, performance for Class B and Class C shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without a distribution and service (12b-
1) fee waiver of 0.05% for Class A shares, the returns for Class A shares in the graph and in the tables would have been lower.

www.strategicpartners.com    (800) 225-1852

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed. The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates. Both indexes' total returns include the reinvestment of all dividends, but do not include the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns would be lower if they included the effects of sales charges, operating expenses, or taxes. The securities that comprise each index may differ substantially from the securities in the Fund. Investors cannot invest directly in an index.

The Fund charges a maximum front-end sales charge of 5% for Class A shares and a 12b-1 fee of 0.30% annually. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge
(CDSC) for the first year. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. The returns in the graph and the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares.

Strategic Partners Style Specific Funds
Strategic Partners Large Capitalization Value Fund

Class A     Growth of a $10,000 Investment

                   (CHART)

    Average Annual Total Returns (With Sales Charges)    As of 7/31/03

                 One Year       Three Years     Since Inception
Class A        7.62% (7.41)    2.64%  (2.44)    0.32% (0.16)
Class B        7.54  (7.32)    2.72   (2.51)    0.41  (0.25)
Class C       10.43 (10.21)    3.31   (3.10)    0.67  (0.51)

    Average Annual Total Returns (Without Sales Charges)    As of 7/31/03

                  One Year        Three Years    Since Inception
Class A        13.29% (13.07)    4.41% (4.21)    1.70%  (1.54)
Class B        12.54  (12.32)    3.66  (3.45)    0.94   (0.78)
Class C        12.54  (12.32)    3.66  (3.45)    0.94   (0.78)

Past performance is not indicative of future results.
Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source:
Prudential Investments LLC and Lipper Inc. Inception date: 11/3/99. The graph compares a $10,000 investment in the Strategic Partners Large
Capitalization Value Fund (Class A shares) with a similar investment in the Standard & Poor's 500
Composite Stock Price Index (S&P 500 Index) and the
Russell 1000 Value Index by portraying the initial account values at the commencement of operations of Class A shares (November 3, 1999) and the account values at the end of the current fiscal year (July
31, 2003) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables, performance for Class B and Class C shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without a distribution and service (12b-
1) fee waiver of 0.05% for Class A shares, the returns for Class A shares in the graph and in the tables would have been lower.

The S&P 500 Index is an unmanaged index of 500 stocks
of large U.S. public companies. It gives a broad look
at how stock prices in the United States have
performed. The Russell 1000 Value Index contains
those securities in the
www.strategicpartners.com    (800) 225-1852

Russell 1000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. Both indexes' total returns include the reinvestment of all dividends, but do not include the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns would be lower if they included the effects of sales charges, operating expenses, or taxes. The securities that comprise each index may differ substantially from the securities in the Fund. Investors cannot invest directly in an index.

The Fund charges a maximum front-end sales charge of 5% for Class A shares and a 12b-1 fee of up to 0.30% annually. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge
(CDSC) for the first year. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. The returns in the graph and the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. Without waiver of fees and/or expense subsidization, the Fund's returns would have been lower, as indicated in parentheses.

Strategic Partners Style Specific Funds
Strategic Partners Small Capitalization Growth Fund

Class A     Growth of a $10,000 Investment

                  (CHART)

    Average Annual Total Returns (With Sales Charges)    As of 7/31/03

                One Year        Three Years      Since Inception
Class A        5.26% (4.31)   -18.01% (-18.55)    -9.24% (-9.72)
Class B        5.20  (4.18)   -17.95  (-18.52)    -9.12  (-9.62)
Class C        8.11  (7.10)   -17.47  (-18.02)    -8.92  (-9.41)

    Average Annual Total Returns (Without Sales Charges)    As of 7/31/03

                  One Year        Three Years     Since Inception
Class A        10.80% (9.80)   -16.60% (-17.14)   -7.99%  (-8.47)
Class B        10.20  (9.18)   -17.19  (-17.75)   -8.67   (-9.17)
Class C        10.20  (9.18)   -17.19  (-17.75)   -8.67   (-9.17)

Past performance is not indicative of future results.
Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source:
Prudential Investments LLC and Lipper Inc. Inception date: 11/3/99. The graph compares a $10,000 investment in the Strategic Partners Small
Capitalization Growth Fund (Class A shares) with a similar investment in the Russell 2000 Index and the Russell 2000 Growth Index by portraying the initial account values at the commencement of operations of Class A shares (November 3, 1999) and the account values at the end of the current fiscal year (July
31, 2003) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables, performance for Class B and Class C shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without a distribution and service (12b-
1) fee waiver of 0.05% for Class A shares, the returns for Class A shares in the graph and in the tables would have been lower.

www.strategicpartners.com    (800) 225-1852

The Russell 2000 Index is an unmanaged index of the 2,000 smallest U.S. companies included in the Russell
3000 Index. The Russell 2000 Growth Index contains those securities in the Russell 2000 Index with an above average growth orientation. Companies in this index generally have high price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth values. It gives a broad look at how stock prices of smaller companies have performed.
Both indexes' total returns include the reinvestment of all dividends, but do not include the effects of sales charges, operating expenses of a mutual fund, or taxes. These returns would be lower if they included the effects of sales charges, operating expenses, or taxes. Returns would be lower if they included the effects of sales charges, operating expenses, or taxes. The securities that comprise each index may differ substantially from the securities in the Fund. Investors cannot invest directly in an index.

The Fund charges a maximum front-end sales charge of 5% for Class A shares and a 12b-1 fee of up to 0.30% annually. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge
(CDSC) for the first year. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. The returns in the graph and the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. Without waiver of fees and/or expense subsidization, the Fund's returns would have been lower, as indicated in parentheses.

Strategic Partners Style Specific Funds
Strategic Partners Small Capitalization Value Fund

Class A     Growth of a $10,000 Investment

                       (CHART)

Average Annual Total Returns (With Sales Charge)    As of 7/31/03

                  One Year    Three Years       Since Inception
    Class A        13.04%    9.77%   (9.65)     10.75%    (10.65)
    Class B        13.01    10.02    (9.89)     11.03     (10.93)
    Class C        15.84    10.47    (10.34)    11.13     (11.03)

 Average Annual Total Returns (Without Sales Charge)    As of 7/31/03

              One Year      Three Years       Since Inception
    Class A    18.99%    11.66%   (11.54)     12.28%   (12.18)
    Class B    18.01     10.84    (10.71)     11.43    (11.33)
    Class C    18.01     10.84    (10.71)     11.43    (11.33)


Past performance is not indicative of future results.
Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source:
Prudential Investments LLC and Lipper Inc. Inception date: 11/3/99. The graph compares a $10,000 investment in the Strategic Partners Small
Capitalization Value Fund (Class A shares) with a similar investment in the Russell 2000 Index and the Russell 2000 Value Index by portraying the initial account values at the commencement of operations of Class A shares (November 3, 1999) and the account values at the end of the current fiscal year (July
31, 2003) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables, performance for Class B and Class C shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without a distribution and service (12b-
1) fee waiver of 0.05% for Class A shares, the returns for Class A shares in the graph and in the tables would have been lower.

                    www.strategicpartners.com    (800) 225-1852

The Russell 2000 Index is an unmanaged index of the 2,000 smallest U.S. companies included in the Russell
3000 Index. The Russell 2000 Value Index contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values. It gives a broad look at how stock prices of smaller companies have performed.
Both indexes' total returns include the reinvestment of all dividends, but do not include the effects of sales charges, operating expenses of a mutual fund, or taxes. These returns would be lower if they included the effects of sales charges, operating expenses, or taxes. Returns would be lower if they included the effects of sales charges, operating expenses, or taxes. The securities that comprise each index may differ substantially from the securities in the Fund. Investors cannot invest directly in an index.

The Fund charges a maximum front-end sales charge of 5% for Class A shares and a 12b-1 fee of up to 0.30% annually. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge
(CDSC) for the first year. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. The returns in the graph and the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. Without waiver of fees and/or expense subsidization, the Fund's returns would have been lower, as indicated in parentheses.

Strategic Partners Style Specific Funds
Strategic Partners International Equity Fund

Class A     Growth of a $10,000 Investment

                   (CHART)

    Average Annual Total Returns (With Sales Charges)    As of 7/31/03

                  One Year         Three Years       Since Inception
Class A        1.32%   (0.29)   -13.03%  (-13.71)    -10.71%  (-11.26)
Class B        1.00   (-0.10)   -13.02   (-13.74)    -10.60   (-11.18)
Class C        3.80    (2.70)   -12.47   (-13.17)    -10.39   (-10.97)

    Average Annual Total Returns (Without Sales Charges)    As of 7/31/03

                 One Year          Three Years        Since Inception
Class A        6.66%  (5.57)    -11.53%  (-12.22)    -9.47%  (-10.04)
Class B        6.00   (4.90)    -12.13   (-12.83)    -10.11  (-10.69)
Class C        5.85   (4.74)    -12.17   (-12.88)    -10.15  (-10.73)

Past performance is not indicative of future results.
Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source:
Prudential Investments LLC and Lipper Inc. Inception date: 11/3/99. The graph compares a $10,000 investment in the Strategic Partners International
Equity Fund (Class A shares) with a similar investment in the Morgan Stanley Capital
International Europe, Australasia, and Far East Index
(MSCI EAFE Index) by portraying the initial account values at the commencement of operations of Class A shares (November 3, 1999) and the account values at the end of the current fiscal year (July 31, 2003) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees
(including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables, performance for Class B and Class C shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs.) Without a distribution and service
(12b-1) fee waiver of 0.05% for Class A shares, the returns for Class A shares in the graph and in the tables would have been lower.

                   www.strategicpartners.com    (800) 225-1852

The MSCI EAFE Index is an unmanaged, weighted index
that reflects stock price movements in Europe,
Australasia, and the Far East. It gives a broad look
at how foreign stock prices have performed. The MSCI
EAFE Index's total returns include the reinvestment
of all dividends, but do not include the effects of
sales charges, operating expenses of a mutual fund,
or taxes. These returns would be lower if they
included the effects of sales charges, operating
expenses, or taxes.    Returns would be lower if they
included the effects of sales charges, operating expenses, or taxes. The securities that comprise each index may differ substantially from the securities in the Fund. Investors cannot invest directly in an index.

The Fund charges a maximum front-end sales charge of 5% for Class A shares and a 12b-1 fee of up to 0.30% annually. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge
(CDSC) for the first year. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. The returns in the graph and the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. Without waiver of fees and/or expense subsidization, the Fund's returns would have been lower, as indicated in parentheses.

Strategic Partners Style Specific Funds
Strategic Partners Total Return Bond Fund

Class A     Growth of a $10,000 Investment

                       (CHART)

    Average Annual Total Returns (With Sales Charges)    As of 7/31/03

                    One Year        Three Years    Since Inception
    Class A        3.36% (3.27)    6.58% (6.51)    6.16% (6.11)
    Class B        2.14  (2.04)    6.64  (6.57)    6.35  (6.30)
    Class C        5.07  (4.97)    7.15  (7.08)    6.51  (6.46)

    Average Annual Total Returns (Without Sales Charges)    As of 7/31/03

                      One Year       Three Years     Since Inception
    Class A        7.67%  (7.57)    8.04%  (7.97)    7.33% (7.27)
    Class B        7.14   (7.04)    7.51   (7.44)    6.80  (6.75)
    Class C        7.14   (7.03)    7.51   (7.44)    6.80  (6.75)

Past performance is not indicative of future results.
Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source:
Prudential Investments LLC and Lipper Inc. Inception date: 11/3/99. The graph compares a $10,000 investment in the Strategic Partners Total Return
Bond Fund (Class A shares) with a similar investment in the Lehman Brothers Aggregate Bond Index by portraying the initial account values at the commencement of operations of Class A shares
(November 3, 1999) and the account values at the end of the current fiscal year (July 31, 2003) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees
(including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables, performance for Class B and Class C shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without a distribution and service (12b-
1) fee waiver of 0.05% for Class A shares, the returns for Class A shares in the graph and in the tables would have been lower.

                    www.strategicpartners.com    (800) 225-1852

The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with between 1 and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed. The Lehman
Brothers Aggregate Bond Index's total returns include the reinvestment of all dividends, but do not include the effects of sales charges, operating expenses of a mutual fund, or taxes. These returns would be lower if they included the effects of sales charges, operating expenses, or taxes. The securities that comprise each index may differ substantially from the securities in the Fund. Investors cannot invest directly in an index.

The Fund charges a maximum front-end sales charge of 5% for Class A shares and a 12b-1 fee of up to 0.30% annually. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge
(CDSC) for the first year. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. The returns in the graph and the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. Without waiver of fees and/or expense subsidization, the Fund's returns would have been lower, as indicated in parentheses.

Strategic Partners Style Specific Funds

FOR MORE INFORMATION

Strategic Partners Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
David E.A. Carson
Robert F. Gunia
Robert E. La Blanc
Douglas H. McCorkindale
Stephen P. Munn
Richard A. Redeker
Judy A. Rice
Robin B. Smith
Stephen D. Stoneburn
Clay T. Whitehead

Officers
Judy A. Rice, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer and Principal
   Financial and Accounting Officer
Marguerite E.H. Morrison, Chief Legal
   Officer and Assistant Secretary
Lori E. Bostrom, Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Advisers
Columbus Circle Investors
Metro Center, One Station Plaza
Stamford, CT 06902

EARNEST Partners, LLC
75 14th Street, Suite 2300
Atlanta, GA 30309

Hotchkis and Wiley Capital Management LLC
725 S. Figueroa Street, Suite 3900
Los Angeles, CA 90017

J.P. Morgan Investment Management Inc.
522 Fifth Avenue
New York, NY 10036

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, NY 10112

National City Investment Management Company
1900 East Ninth Street
Cleveland, OH 44114-0756

Oak Associates, Ltd.
3875 Embassy Parkway, Suite 250
Akron, OH 44333

Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Westcap Investors, LLC
11111 Santa Monica Boulevard
Los Angeles, CA 90025
www.strategicpartners.com    (800) 225-1852

Distributor
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

Independent Auditors
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shearman & Sterling LLP
599 Lexington Avenue
New York, NY 10022

Fund Symbols                             Class A              Class B                Class C
Strategic Partners:                 Nasdaq     CUSIP      Nasdaq     CUSIP      Nasdaq     CUSIP
                                    ------     -----      ------     -----      ------     -----
Large Capitalization Growth Fund    TBDAX    862934106    TBDBX    862934205    TBDCX    862934304
Large Capitalization Value Fund     PLVAX    862934403    TLCBX    862934502    TLCCX    862934601
Small Capitalization Growth Fund    PCZAX    862934700    PCZBX    862934809    PCZCX    862934882
Small Capitalization Value Fund     PZVAX    862934874    PZVBX    862934866    PZVCX    862934858
International Equity Fund            N/A     862934841    PPEBX    862934833    PPECX    862934825
Total Return Bond Fund              TATRX    862934817    TBTRX    862934791    PTRCX    862934783

Mutual Funds:

    ARE NOT INSURED BY THE FDIC OR ANY FEDERAL      MAY LOSE VALUE      ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR
    GOVERNMENT AGENCY                                                   ANY BANK AFFILIATE

(LOGO)

Fund Symbols                            Class A               Class B               Class C
Strategic Partners:                 Nasdaq    CUSIP       Nasdaq     CUSIP      Nasdaq    CUSIP
                                    ------    -----       ------     -----      ------    -----
Large Capitalization Growth Fund    TBDAX    862934106    TBDBX    862934205    TBDCX    862934304
Large Capitalization Value Fund     PLVAX    862934403    TLCBX    862934502    TLCCX    862934601
Small Capitalization Growth Fund    PCZAX    862934700    PCZBX    862934809    PCZCX    862934882
Small Capitalization Value Fund     PZVAX    862934874    PZVBX    862934866    PZVCX    862934858
International Equity Fund            N/A     862934841    PPEBX    862934833    PPECX    862934825
Total Return Bond Fund              TATRX    862934817    TBTRX    862934791    PTRCX    862934783

MFSP503E        IFS-A084071

Item 2 - Code of Ethics -  See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, Upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 973-367-1495, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 - Audit Committee Financial Expert -

The registrant's Board has determined that Mr. Stephen Munn, member of the Board's Audit Committee is an "audit committee financial expert," and that he is "independent," for purposes of this Item.

Item 4 - Principal Accountant Fees and Services - Not required in this filing

Item 5 - Reserved

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not required in this filing

Item 8 - Reserved

Item 9 - Controls and Procedures

    (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

    (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

    (a) Code of Ethics - Attached hereto

    (b) Certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act - Attached hereto

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Partners Style Specific Funds

By: /s/ Lori E. Bostrom
    --------------------------
        Lori E. Bostrom
        Secretary

Date: September 26, 2003


    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Judy A. Rice
    --------------------------
        Judy A. Rice
        President and Principal Executive Officer

Date: September 26, 2003


By: /s/ Grace C. Torres
    --------------------------
        Grace C. Torres
        Treasurer and Chief Financial Officer

Date: September 26, 2003